THE BILTMORE FUNDS

                                BILTMORE EQUITY FUND
                           BILTMORE QUANTITATIVE EQUITY FUND

                             BILTMORE EQUITY INDEX FUND
                            BILTMORE SPECIAL VALUES FUND

                           BILTMORE EMERGING MARKETS FUND
                               BILTMORE BALANCED FUND

                             BILTMORE FIXED INCOME FUND
                         BILTMORE SHORT-TERM FIXED INCOME FUND

                             THE BILTMORE MUNICIPAL FUNDS

                           BILTMORE GA MUNICIPAL BOND FUND
                           BILTMORE NC MUNICIPAL BOND FUND
                           BILTMORE SC MUNICIPAL BOND FUND

                             COMBINED SEMI-ANNUAL REPORT
                                 DATED MAY 31, 1997

[GRAPHIC]

Effective July 31, 1997 The Biltmore Funds became The Wachovia Funds and The Biltmore Municipal Funds became The Wachovia Municipal Funds.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the combined Semi-Annual Report to Shareholders for The Biltmore Funds and The Biltmore Municipal Funds.

This Report covers the six-month period from December 1, 1996 through May 31, 1997, and includes a complete list of fund holdings and the financial statements. The following fund-by-fund highlights cover performance activity in Class A Shares, Class B Shares, and Class Y Shares.

THE BILTMORE FUNDS

BILTMORE EQUITY FUND pursues growth through a portfolio of blue-chip stocks issued by some of America's largest, best-known companies. In particular, the fund's manager seeks stocks issued by companies that are both undervalued and have good growth opportunities. Fund assets stood at $174.5 million at the end of the period.


                                                           TOTAL RETURN          INCOME        CAPITAL GAINS

                                                           BASED ON NAV*      DISTRIBUTIONS    DISTRIBUTIONS   SHARE PRICE CHANGE

Class A Shares                                                    9.46%         $    0.07        $    1.86      $14.81 to $14.07
Class B Shares                                                    8.99%         $    0.02        $    1.86      $14.79 to $14.04
Class Y Shares                                                    9.53%         $    0.08        $    1.86      $14.81 to $14.07

BILTMORE QUANTITATIVE EQUITY FUND pursues growth and income by investing in a portfolio of stocks issued by large, established companies across the entire industrial spectrum. On the last day of the period, the portfolio included quality names like Anheuser-Busch, BankAmerica, Chrysler, Coca-Cola, Dole Food, Exxon, General Electric, Intel, Nike, and Xerox. Fund assets ended the period at $187.9 million.


                                                          TOTAL RETURN         INCOME        CAPITAL GAINS

                                                          BASED ON NAV*     DISTRIBUTIONS    DISTRIBUTIONS   SHARE PRICE CHANGE

Class A Shares                                                  12.26%        $    0.11        $    0.79      $15.67 to $16.57
Class B Shares                                                  11.78%        $    0.05        $    0.79      $15.65 to $16.54
Class Y Shares                                                  12.39%        $    0.12        $    0.79      $15.67 to $16.58

BILTMORE EQUITY INDEX FUND pursues a total return that approximates that of the Standard & Poor's 500 Index--a classic benchmark of stock market performance.** As a result, the fund's extensive portfolio contained stocks issued by some of America's largest, best-known companies, such as American Brands, Avon, Bristol-Myers Squibb, Brunswick, Caterpillar, Disney, Mattel, Rubbermaid, Whirlpool, Heinz, and many, many more. At the end of the period, fund net assets totaled $270.7 million.


                                                          TOTAL RETURN         INCOME        CAPITAL GAINS

                                                          BASED ON NAV*     DISTRIBUTIONS    DISTRIBUTIONS   SHARE PRICE CHANGE

Class A Shares                                                  12.87%        $    0.14        $    0.91      $15.98 to $16.83
Class Y Shares                                                  12.94%        $    0.15        $    0.91      $15.98 to $16.84

BILTMORE SPECIAL VALUES FUND pursues growth by investing in a diversified portfolio of small-company stocks.*** Unlike many other funds that invest in small-company stocks through a high-flying approach, this fund is managed through a highly disciplined approach. Its manager seeks stocks issued by well-capitalized and well-run small companies that are selling at less than their estimated long-term values. At the end of the period, the fund's $97.2 million portfolio was invested across 14 business sectors.


                                                          TOTAL RETURN         INCOME        CAPITAL GAINS

                                                          BASED ON NAV*     DISTRIBUTIONS    DISTRIBUTIONS   SHARE PRICE CHANGE

Class A Shares                                                  12.88%        $    0.08        $    1.61      $15.67 to $15.81
Class Y Shares                                                  12.88%        $    0.08        $    1.61      $15.67 to $15.81

  *Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 **The Standard & Poor's 500 Index is an unmanaged index comprised of common stocks in industry, transportation, and financial and public utility companies. Investments cannot be made in an index.

***Small cap stocks have historically experienced greater volatility than average.

BILTMORE EMERGING MARKETS FUND pursues growth over the long term by investing in stocks of foreign companies located in emerging market countries.*** The fund's managers use a unique "two-tier, equal weighting" approach to selecting stocks for the fund that offers greater diversification than most emerging market funds, with the opportunity for better protection from unexpected negative developments in any one country. At the end of the period, the fund's portfolio contained stocks issued by companies from 28 countries. Fund net assets ended the period at $164.7 million.


                                                                        TOTAL RETURN         INCOME

                                                                        BASED ON NAV*     DISTRIBUTIONS   SHARE PRICE CHANGE

Class A Shares                                                                15.30%        $    0.11      $11.67 to $13.33
Class Y Shares                                                                15.39%        $    0.11      $11.67 to $13.34

BILTMORE BALANCED FUND pursues a popular investment objective--long-term growth and current income--by investing in a quality combination of stocks (53.9% of net assets at the end of the period) and bonds. Bond holdings were diversified across corporate bonds (8.5% of net assets), mortgage-backed securities (9.9% of net assets), and U.S. Treasury securities (24.9% of net assets). At the end of the period, fund net assets stood at $282.7 million.


                                                           TOTAL RETURN          INCOME        CAPITAL GAINS

                                                           BASED ON NAV*      DISTRIBUTIONS    DISTRIBUTIONS   SHARE PRICE CHANGE

Class A Shares                                                    5.88%         $    0.17        $    1.44      $13.30 to $12.35
Class B Shares                                                    5.40%         $    0.13        $    1.44      $13.29 to $12.33
Class Y Shares                                                    5.94%         $    0.18        $    1.44      $13.30 to $12.35

BILTMORE FIXED INCOME FUND pursues a high level of total return from a diversified portfolio of income-producing securities. At the end of the period, the fund's $184.2 million in net assets were invested across U.S. Treasury obligations (47.5%), government agency securities (17.0%), and corporate bonds (28.5%).


                                                                        TOTAL RETURN         INCOME

                                                                        BASED ON NAV*     DISTRIBUTIONS   SHARE PRICE CHANGE

Class A Shares                                                                 0.14%        $    0.29      $  9.83 to $9.55
Class B Shares                                                                (0.36)%       $    0.25      $  9.83 to $9.54
Class Y Shares                                                                 0.25%        $    0.30      $  9.83 to $9.55

BILTMORE SHORT-TERM FIXED INCOME FUND pursues a high level of income from a diversified portfolio that, at the end of the period, consisted primarily of U.S. Treasury obligations (77.5% of net assets) and corporate bonds (21% of net assets). These short-term, income-producing securities are managed to attempt to provide an income stream and cushion shareholders against volatility during periods of interest rate increases. Total net assets stood at $117.7 million on the last day of the period.


                                                                         TOTAL RETURN          INCOME

                                                                         BASED ON NAV*      DISTRIBUTIONS   SHARE PRICE CHANGE

Class A Shares                                                                  1.84%         $    0.25      $  9.79 to $9.72
Class Y Shares                                                                  2.05%         $    0.26      $  9.79 to $9.73

THE BILTMORE MUNICIPAL FUNDS

BILTMORE GEORGIA MUNICIPAL BOND FUND pursues monthly income exempt from federal regular income tax and Georgia state income tax.+ The fund invests in a portfolio of bonds issued by municipalities across Georgia that are rated A or higher by nationally recognized rating agencies. Total net assets reached $14.3 million on the last day of the period.


                                                           TOTAL RETURN          INCOME        CAPITAL GAINS

                                                           BASED ON NAV*      DISTRIBUTIONS    DISTRIBUTIONS   SHARE PRICE CHANGE

Class A Shares                                                    0.86%         $    0.23        $    0.02      $11.00 to $10.84
Class Y Shares                                                    0.94%         $    0.24        $    0.02      $11.00 to $10.84

  *Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

***Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards. Emerging markets' economic structures may be less diverse and mature, and their political systems may be less stable than those of established markets.

  +Income may be subject to the federal alternative minimum tax.

BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND pursues monthly income exempt from federal regular income tax and North Carolina state income tax.+ At the end of the period, the fund's $48.8 million portfolio was invested in 77 bonds issued by municipalities across North Carolina. All holdings are rated A or higher by nationally recognized rating agencies at the time of purchase.


                                                           TOTAL RETURN          INCOME        CAPITAL GAINS

                                                           BASED ON NAV*      DISTRIBUTIONS    DISTRIBUTIONS   SHARE PRICE CHANGE

Class A Shares                                                    0.98%         $    0.22        $    0.02      $11.03 to $10.89
Class Y Shares                                                    1.06%         $    0.23        $    0.02      $11.03 to $10.89

BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND pursues monthly income exempt from federal regular income tax and South Carolina state income tax.+ The fund invests in a portfolio of bonds issued by municipalities of South Carolina that are rated A or higher by nationally recognized rating agencies at the time of purchase. Total net assets reached $100.1 million at the period's end.


                                                           TOTAL RETURN          INCOME        CAPITAL GAINS

                                                           BASED ON NAV*      DISTRIBUTIONS    DISTRIBUTIONS   SHARE PRICE CHANGE

Class A Shares                                                    1.42%         $    0.27        $    0.05      $11.05 to $10.89
Class Y Shares                                                    1.50%         $    0.28        $    0.05      $11.05 to $10.89

Thank you for pursuing your financial goals through one or more of these funds.

We look forward to keeping you up-to-date on your investment progress.

Sincerely,

John W. McGonigle
President
July 15, 1997

*Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

+Income may be subject to the federal alternative minimum tax.

Total returns for the period adjusted for the sales charge are as follows:

Biltmore Equity Fund, Class A Shares, 4.52%; Class B Shares, 3.55% Biltmore Quantitative Equity Fund, Class A Shares, 7.20%; Class B Shares, 6.51% Biltmore Equity Index Fund, Class A Shares, 7.81% Biltmore Special Values Fund, Class A Shares, 7.79% Biltmore Emerging Markets Fund, Class A Shares, 10.11% Biltmore Balanced Fund, Class A Shares, 1.09%; Class B Shares, 0.10% Biltmore Fixed Income Fund, Class A Shares, (4.33)%; Class B Shares, 0.25% Biltmore Short-Term Fixed Income Fund, Class A Shares, (0.70)% Biltmore Georgia Municipal Bond Fund, Class A Shares, (3.69)% Biltmore North Carolina Municipal Bond Fund, Class A Shares, (3.57)% Biltmore South Carolina Municipal Bond Fund, Class A Shares, (3.14)%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              BILTMORE EQUITY FUND
                            PORTFOLIO OF INVESTMENTS

                            MAY 31, 1997 (UNAUDITED)


  Shares                                         Value

---------------------------------------------------------
Common Stocks--85.0%

            AUTOMOBILE--0.0%

     1,800  (b)Lucas Varity PLC, ADR         $     57,825
                                             ------------
            COMMERCIAL SERVICES--0.1%
     5,000  Equifax, Inc.                         156,250
                                             ------------
            CONSUMER CYCLICAL--0.6%

    24,925  (b)Lear Corp.                         953,381
                                             ------------
            CONSUMER DURABLES--3.0%

     4,705  American Greetings Corp., Class
            A                                     161,146

    58,795  Ford Motor Co.                      2,204,812
     4,800  Goodyear Tire & Rubber Co.            280,800
    16,942  Hasbro, Inc.                          491,318
    53,420  Newell Co.                          2,043,315
     2,000  Stanley Works                          82,000
                                             ------------
            Total                               5,263,391

                                             ------------
            CONSUMER NON-DURABLES--9.3%
     3,900  American Brands, Inc.                 191,100
     3,580  Avon Products, Inc.                   228,225
    32,045  CPC International, Inc.             2,755,870
    14,385  Coca-Cola Co.                         981,776
     4,242  Kellogg Co.                           312,847
    12,366  Nike, Inc., Class B                   704,862
   125,015  PepsiCo, Inc.                       4,594,301
   104,920  Philip Morris Cos., Inc.            4,616,480
     4,500  Procter & Gamble Co.                  620,438
     4,905  R.J.R. Nabisco, Inc., Class A         194,361

    17,900  Sara Lee Corp.                        731,663
     1,400  Unilever N.V., ADR                    271,250
                                             ------------
            Total                              16,203,173

                                             ------------
            CONSUMER SERVICES--2.9%

    36,830  Disney (Walt) Co.                   3,015,456
     6,122  McDonald's Corp.                      307,631
     5,960  Sbarro, Inc.                          174,330
    20,840  Service Corp. International           734,610
    20,520  Tribune Co.                           887,490
                                             ------------
            Total                               5,119,517

                                             ------------
            ELECTRONIC TECHNOLOGY--10.8%
    23,330  (b)3Com Corp.                       1,131,505

     4,765  (b)Applied Materials, Inc.            310,916
     6,915  Boeing Co.                            727,804
    54,240  (b)Cabletron Systems, Inc.          2,386,560
    37,200  (b)Cisco Systems, Inc.              2,520,300
     2,800  (b)Compaq Computer Corp.              303,100
Common Stocks--continued

            ELECTRONIC TECHNOLOGY--CONTINUED
     3,600  (b)Computer Sciences Corp.       $    278,550
    40,173  Hewlett-Packard Co.                 2,068,909
    21,955  Intel Corp.                         3,326,182
    14,140  International Business Machines

            Corp.                               1,223,110
    35,835  Motorola, Inc.                      2,378,548
     1,200  Northern Telecom Ltd.                 100,800
     7,765  Telefonaktiebolaget LM
            Ericsson, Class B                     276,628
    12,550  Texas Instruments, Inc.             1,127,931
     7,410  United Technologies Corp.             595,579
                                             ------------
            Total                              18,756,422

                                             ------------
            ENERGY MINERALS--3.8%

    16,990  Amoco Corp.                         1,518,481
    30,220  Exxon Corp.                         1,790,535
    12,380  Mapco, Inc.                           393,065
     1,350  Mobil Corp.                           188,831
     9,590  Occidental Petroleum Corp.            222,968
    16,600  Phillips Petroleum Co.                705,500
     9,655  Royal Dutch Petroleum Co., ADR      1,885,139

                                             ------------
            Total                               6,704,519

                                             ------------
            FINANCE--13.1%

    15,657  AMBAC                               1,174,275
     8,945  American Express Co.                  621,677
    32,897  American International Group,
            Inc.                                4,453,431

     9,776  Capital One Financial Corp.           314,054
     7,610  Chase Manhattan Corp.                 719,145
    30,599  Chubb Corp.                         1,866,539
    21,390  Citicorp                            2,446,481
    35,600  Countrywide Credit Industries,
            Inc.                                  956,750
    41,995  Federal Home Loan Mortgage
            Corp.                               1,385,835
    57,965  Federal National Mortgage
            Association                         2,528,723
    24,807  First USA, Inc.                     1,227,946
    14,450  KeyCorp                               785,719
    15,820  MBIA Insurance Corporation          1,698,673
     7,115  MGIC Investment Corp.                 633,235
    11,750  Providian Corp.                       703,531
     5,010  Wells Fargo & Co.                   1,320,135
                                             ------------
            Total                              22,836,149

                                             ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              BILTMORE EQUITY FUND


  Shares                                         Value

---------------------------------------------------------
Common Stocks--continued
            HEALTH SERVICES--3.6%

    21,315  Bergen Brunswig Corp., Class A   $    809,970
    67,685  Columbia/HCA Healthcare Corp.       2,478,963
       850  Guidant Corp.                          65,981
    13,850  (b)HealthCare COMPARE Corp.           683,844
    82,265  (b)Tenet Healthcare Corp.           2,262,288

                                             ------------
            Total                               6,301,046

                                             ------------
            HEALTH TECHNOLOGY--8.9%

    31,073  Abbott Laboratories                 1,957,599
    27,095  American Home Products Corp.        2,065,994
    21,125  Baxter International, Inc.          1,114,344

     8,545  Becton, Dickinson & Co.               420,841
    45,738  Bristol-Myers Squibb Co.            3,356,026
    34,210  Johnson & Johnson                   2,048,324
     4,800  Lilly (Eli) & Co.                     446,400
    21,925  Medtronic, Inc.                     1,622,450
    22,520  Merck & Co., Inc.                   2,023,985
     3,800  Pfizer, Inc.                          390,925
     1,590  Warner-Lambert Co.                    160,193
                                             ------------
            Total                              15,607,081

                                             ------------
            INDUSTRIAL SERVICES--2.2%
     6,400  Baker Hughes, Inc.                    240,000
     4,400  Halliburton Co.                       340,450
    27,945  Schlumberger Ltd.                   3,328,948
                                             ------------
            Total                               3,909,398

                                             ------------
            MISCELLANEOUS--0.3%

    27,250  (b)MedPartners, Inc.                  517,750
                                             ------------
            NON-ENERGY MINERALS--0.6%
     8,425  Aluminum Co. of America               620,291
       600  Georgia-Pacific Corp.                  52,950
     6,480  LTV Corp.                              90,720
     2,385  Potash Corporation of
            Saskatchewan, Inc.                    195,868

                                             ------------
            Total                                 959,829

                                             ------------
            PROCESS INDUSTRIES--4.9%

       450  Air Products & Chemicals, Inc.         34,987
     4,795  Dow Chemical Co.                      399,783

    32,110  Ecolab, Inc.                        1,336,579
     1,200  International Paper Co.                57,600
    29,620  Kimberly-Clark Corp.                1,484,702
    10,715  Mead Corp.                            683,081
    20,245  Millipore Corp.                       873,066
Common Stocks--continued

            PROCESS INDUSTRIES--CONTINUED
    14,005  Monsanto Co.                     $    616,220
     1,805  NCH, Corp.                            117,551
    44,260  Praxair, Inc.                       2,329,183
     2,940  Sigma-Aldrich Corp.                    90,038
    19,400  Sonoco Products Co.                   565,025
                                             ------------
            Total                               8,587,815

                                             ------------
            PRODUCER MANUFACTURING--9.3%
     6,000  Ametek, Inc.                          140,250
     9,600  Caterpillar, Inc.                     937,200
     5,275  Cooper Industries, Inc.               269,025
    13,065  Dover Corp.                           747,971
    20,565  (b)FMC Corp.                        1,480,680
    44,800  General Electric Co.                2,704,800
    39,840  Harsco Corp.                        1,553,760
    18,020  Honeywell, Inc.                     1,310,955
    33,005  Ingersoll-Rand Co.                  1,798,772
     5,650  Loews Corp.                           549,463
    16,310  Tecumseh Products Co., Class A        923,554
    30,075  Tyco International, Ltd.            1,909,763
    26,885  Xerox Corp.                         1,821,459
                                             ------------
            Total                              16,147,652

                                             ------------
            RETAIL TRADE--1.7%

     4,350  American Stores Co.                   197,925
     4,600  (b)AutoZone, Inc.                     107,525
     2,800  Circuit City Stores, Inc.             110,600
    11,700  Fingerhut Companies, Inc.             206,212
    50,095  Lowe's Cos., Inc.                   1,972,491
     9,050  (b)Toys R Us, Inc.                    281,681
                                             ------------
            Total                               2,876,434

                                             ------------
            TECHNOLOGY SERVICES--3.7%
    13,685  Avnet, Inc.                           862,155
    42,400  Computer Associates
            International, Inc.                 2,321,400
    21,734  Danka Business Systems, PLC,

            ADR                                   872,077
    25,280  Electronic Data Systems Corp.         944,840

     6,480  General Motors Corp.                  370,980
     8,805  (b)Microsoft Corp.                  1,091,820
                                             ------------
            Total                               6,463,272

                                             ------------
            TELECOMMUNICATIONS--0.0%

       650  Lucent Technologies, Inc.              41,356
                                             ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              BILTMORE EQUITY FUND


 Shares or
 Principal

  Amount                                       Value

---------------------------------------------------------
            TRANSPORTATION--2.2%

    70,990  CSX Corp.                        $  3,762,470
     3,350  Illinois Central Corp.                121,019
                                             ------------
            Total                               3,883,489

                                             ------------
            UTILITIES--4.0%

    13,000  AT&T Corp.                            479,375
    12,665  BellSouth Corp.                       574,674
     9,605  Carolina Power & Light Co.            333,774
    17,270  Coastal Corp.                         865,659
     8,005  Equity Residential Properties
            Trust                                 378,236

    44,885  GTE Corp.                           1,980,551
    14,490  MCI Communications Corp.              556,054
     3,200  NYNEX Corp.                           172,000
    55,330  Southern Co.                        1,175,763
     8,390  Sprint Corp.                          410,061
                                             ------------
            Total                               6,926,147

                                             ------------
            Total Common Stocks

            (identified cost $120,492,170)    148,271,896

                                             ------------
U.S. Government Agencies--8.6%
            FEDERAL HOME LOAN BANK--
            DISCOUNT NOTES--0.7%

$  750,000  Federal Home Loan Bank,

            6/19/1997                             748,072
   500,000  Federal Home Loan Bank,
            6/23/1997                             498,420

                                             ------------
            Total                               1,246,492

                                             ------------
            FEDERAL HOME LOAN MORTGAGE
            CORPORATION--DISCOUNT

            NOTES--6.0%

 6,000,000  Federal Home Loan Mortgage
            Corp., 6/19/1997                    5,984,580
U.S. Government Agencies--continued

            FEDERAL HOME LOAN MORTGAGE
            CORPORATION--DISCOUNT
            NOTES--CONTINUED

$4,500,000  Federal Home Loan Mortgage
            Corp., 6/20/1997                 $  4,487,715
                                             ------------
            Total                              10,472,295

                                             ------------
            FEDERAL NATIONAL MORTGAGE
            ASSOCIATION--DISCOUNT

            NOTES--1.9%

 1,000,000  Federal National Mortgage
            Association, 6/12/1997                998,490
 2,250,000  Federal National Mortgage
            Association, 6/20/1997              2,243,857
                                             ------------
            Total                               3,242,347

                                             ------------
            Total U.S. Government Agencies
            (identified cost $14,959,331)      14,961,134

                                             ------------
U.S. Treasury Obligations--0.4%
            U.S. TREASURY BILLS--0.4%

   700,000  (d)6/5/1997 (identified cost
            $699,607)                             699,748
                                             ------------
(a)Repurchase Agreement--5.6%
 9,842,066  Nomura Securities

            International, Inc., 5.54%,
            dated 5/30/1997, due 6/2/1997

            (at amortized cost)                 9,842,066

                                             ------------
            Total Investments (identified
            cost $145,993,174)               $173,774,844

                                             ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       BILTMORE QUANTITATIVE EQUITY FUND
                            PORTFOLIO OF INVESTMENTS

                            MAY 31, 1997 (UNAUDITED)


  Shares                                         Value

---------------------------------------------------------
Common Stocks--92.6%
            CAPITAL GOODS--3.9%

    90,000  General Electric Co.             $  5,433,750
    15,000  Harnischfeger Industries, Inc.        643,125
    30,000  Harsco Corp.                        1,170,000
                                             ------------
            Total                               7,246,875

                                             ------------
            CONSUMER DURABLES--2.8%

    50,000  Arvin Industries, Inc.              1,387,500
    75,000  Chrysler Corp.                      2,381,250
    10,000  Deere & Co.                           511,250
    27,000  Newell Co.                          1,032,750
                                             ------------
            Total                               5,312,750

                                             ------------
            CONSUMER NON-DURABLES--24.0%

    38,000  American Greetings Corp., Class
            A                                   1,301,500

    36,000  American Stores Co.                 1,638,000
    46,000  Anheuser-Busch Cos., Inc.           1,972,250
    57,000  Bergen Brunswig Corp., Class A      2,166,000
    42,400  Bristol-Myers Squibb Co.            3,111,100
     8,000  Clorox Co.                          1,010,000
    75,000  Coca Cola Enterprises, Inc.         1,584,375
    10,000  ConAgra, Inc.                         601,250
    68,000  Dayton-Hudson Corp.                 3,272,500
    10,000  Dean Foods Co.                        380,000
    50,000  Dole Food, Inc.                     2,125,000
    37,000  (b)Fruit of the Loom, Inc.,
            Class A                             1,290,375

    35,000  Johnson & Johnson                   2,095,625
    30,000  Kimberly-Clark Corp.                1,503,750
    30,000  (b)King World Productions, Inc.     1,128,750
    12,600  Lilly (Eli) & Co.                   1,171,800
    25,000  Lowe's Cos., Inc.                     984,375
     5,000  Nike, Inc., Class B                   285,000
    90,000  PepsiCo, Inc.                       3,307,500
    80,000  Philip Morris Cos., Inc.            3,520,000
    13,300  Procter & Gamble Co.                1,833,738
    30,000  (b)Safeway, Inc.                    1,350,000
    25,000  Schering Plough Corp.               2,268,750
    30,000  Sears, Roebuck & Co.                1,473,750
    80,000  (b)Tenet Healthcare Corp.           2,200,000
    63,000  Woolworth (F.W.) Co.                1,519,875
                                             ------------
            Total                              45,095,263

                                             ------------
            CONSUMER SERVICES--1.9%

    41,000  (b)HFS, Inc.                        2,208,875
    23,000  Times Mirror Co., Class A           1,290,875
                                             ------------
            Total                               3,499,750

                                             ------------
Common Stocks--continued
            ELECTRONIC TECHNOLOGY--5.9%

    15,000  (b)Advanced Micro Devices, Inc.  $    600,000
    45,000  Beckman Instruments, Inc.           2,098,125
     7,000  (b)Cisco Systems, Inc.                474,250
    41,000  Harris Corp.                        3,633,625
    17,000  Intel Corp.                         2,575,500
    18,000  (b)Quantum Corp.                      699,750
    10,000  (b)Seagate Technology, Inc.           406,250
    20,000  (b)Sun Microsystems, Inc.             645,000
                                             ------------
            Total                              11,132,500

                                             ------------
            ENERGY--6.6%

    14,000  British Petroleum Co. PLC, ADR      2,028,250
    42,290  Exxon Corp.                         2,505,682
    14,608  Mobil Corp.                         2,043,294
    10,000  Phillips Petroleum Co.                425,000
    10,000  Royal Dutch Petroleum Co., ADR      1,952,500
    78,000  Williams Cos., Inc. (The)           3,441,750
                                             ------------
            Total                              12,396,476

                                             ------------
            FINANCE--15.2%

    43,000  AMBAC                               3,225,000
    22,500  Amsouth Bancorporation                880,312
    15,500  BankAmerica Corp.                   1,811,562
    20,500  CIGNA Corp.                         3,561,875
    26,000  Chase Manhattan Corp.               2,457,000
    14,500  First Union Corp.                   1,245,187
    15,000  Marsh & McLennan Cos., Inc.         1,976,250
    25,000  NationsBank Corp.                   1,471,875
    65,000  PNC Financial Corp.                 2,721,875
    28,500  Providian Corp.                     1,706,438
    28,000  Reliastar Financial Corp.           1,795,500
    51,258  SouthTrust Corp.                    1,992,655
    30,000  Travelers Group, Inc.               1,646,250
    44,214  USLIFE Corp.                        2,155,433
                                             ------------
            Total                              28,647,212

                                             ------------
            HEALTH TECHNOLOGY--0.9%

    19,000  Merck & Co., Inc.                   1,707,625
                                             ------------
            MATERIALS & SERVICES--5.2%
    10,000  Air Products & Chemicals, Inc.        777,500

     7,000  Crown Cork & Seal Co., Inc.           407,750
    55,000  Ecolab, Inc.                        2,289,375

   108,977  Ennis Business Forms, Inc.          1,076,148
    80,000  Lubrizol Corp.                      2,850,000
    37,000  Praxair, Inc.                       1,947,125

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       BILTMORE QUANTITATIVE EQUITY FUND


 Principal
  Amount

 or Shares                                       Value

---------------------------------------------------------
Common Stocks--continued

            MATERIALS & SERVICES--CONTINUED
    15,000  Sonoco Products Co.              $    436,875
                                             ------------
            Total                               9,784,773

                                             ------------
            NON-ENERGY MINERALS--1.8%

    10,000  Potash Corporation of

            Saskatchewan, Inc.                    821,250
    35,000  Vulcan Materials Co.                2,555,000
                                             ------------
            Total                               3,376,250

                                             ------------
            PRODUCER MANUFACTURING--3.5%
    45,000  Ingersoll-Rand Co.                  2,452,500
    50,000  Timken Co.                          3,431,250
    10,000  Xerox Corp.                           677,500
                                             ------------
            Total                               6,561,250

                                             ------------
            TECHNOLOGY--8.5%

    74,338  Comdisco, Inc.                      2,741,214
    41,000  (b)Compaq Computer Corp.            4,438,250
    35,000  Computer Associates
            International, Inc.                 1,916,250
     5,000  General Motors Corp.                  286,250
    25,000  Hewlett-Packard Co.                 1,287,500
    20,000  International Business Machines

            Corp.                               1,730,000
    30,000  Lockheed Martin Corp.               2,808,750
     7,000  Textron, Inc.                         829,500
                                             ------------
            Total                              16,037,714

                                             ------------
            TRANSPORTATION--1.4%

     9,400  CSX Corp.                             498,200
    36,000  GATX Corp.                          2,043,000
                                             ------------
            Total                               2,541,200

                                             ------------
            UTILITIES--11.0%

    47,671  Ameritech Corp.                     3,122,450
    73,000  BellSouth Corp.                     3,312,375
    57,000  Coastal Corp.                       2,857,125
    60,000  DQE                                 1,687,500
    45,000  GPU, Inc.                           1,575,000
Common Stocks--continued

            UTILITIES--CONTINUED

    40,000  New England Electric System      $  1,385,000
    39,000  Panenergy Corp.                     1,823,250
    19,000  Pinnacle West Capital Corp.           558,125
    37,193  SBC Communications, Inc.            2,175,791
    28,508  Scana Corp.                           712,700
    30,000  Sprint Corp.                        1,466,250
                                             ------------
            Total                              20,675,566

                                             ------------
            Total Common Stocks

            (identified cost $117,364,827)    174,015,204

                                             ------------
(d) U.S. Government Agencies--6.5%
$1,250,000  Federal Home Loan Bank System,

            Discount Note, 6/18/1997            1,246,975
 1,500,000  Federal Home Loan Bank System,

            Discount Note, 6/26/1997            1,494,555
 6,000,000  Federal Home Loan Mortgage
            Corp., Discount Note, 6/19/1997     5,984,580
 1,250,000  Federal Home Loan Mortgage

            Corp., Discount Note, 6/20/1997     1,246,587
   500,000  Federal National Mortgage

            Association, Discount Note,
            6/17/1997                             498,870

   750,000  Federal National Mortgage
            Association, Discount Note,

            6/19/1997                             748,080

 1,000,000  Federal National Mortgage
            Association, Discount Note,

            7/18/1997                             982,018

                                             ------------
            Total U.S. Government Agencies
            (identified cost $12,200,333)      12,201,665

                                             ------------
(d) U.S. Treasury Obligation--0.3%
   550,000  United States Treasury Bill,

            6/5/1997 (identified cost
            $549,691)                             549,802

                                             ------------
(a) Repurchase Agreement--1.0%
 1,856,868  Nomura Securities

            International, Inc., 5.54%,
            dated 5/30/1997, due

            6/2/1997 (at amortized cost)        1,856,868

                                             ------------
            Total Investments (identified
            cost $131,971,719)               $188,623,539

                                             ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE EQUITY INDEX FUND
                            PORTFOLIO OF INVESTMENTS

                            MAY 31, 1997 (UNAUDITED)


  Shares                                         Value

---------------------------------------------------------
Common Stocks--88.3%
             CAPITAL GOODS--4.6%

      1,028  Aeroquip-Vickers, Inc.          $     44,590
      7,825  Browning-Ferris Industries,
             Inc.                                 256,269
      7,032  Caterpillar, Inc.                    686,499
      1,464  Cincinnati Milacron, Inc.             33,855
      3,968  Cooper Industries, Inc.              202,367
      1,451  Cummins Engine Co., Inc.              92,501
      2,832  Eaton Corp.                          225,852
     16,419  Emerson Electric Co.                 886,626
      1,493  Foster Wheeler Corp.                  57,853
    120,942  General Electric Co.               7,301,873
      1,832  General Signal Corp.                  77,173
      1,217  Giddings & Lewis, Inc.                23,066
      1,949  Grainger (W.W.), Inc.                156,407
      1,806  Harnischfeger Industries, Inc.        77,431
      4,656  Honeywell, Inc.                      338,724
      4,340  ITT Industries, Inc.                 107,415
      9,098  Illinois Tool Works, Inc.            451,488
      4,020  Ingersoll-Rand Co.                   219,090
     11,533  Laidlaw, Inc., Class B               155,695
        301  NACCO Industries, Inc., Class

             A                                     15,313
      2,854  PACCAR, Inc.                         129,144
      2,733  Parker-Hannifin Corp.                143,824
      1,641  Raychem Corp.                        121,638
      2,139  Safety-Kleen Corp.                    33,422
      1,953  Thomas & Betts Corp.                  99,359
     17,740  Waste Management, Inc.               563,245
                                             ------------
             Total                             12,500,719

                                             ------------
             CONSUMER CYCLICAL--0.1%

      7,708  (b)Costco Cos., Inc.                 260,145
                                             ------------
             CONSUMER DURABLES--3.2%
      2,751  American Greetings Corp.,

             Class A                               94,222
      1,516  Armstrong World Industries,
             Inc.                                 103,088
      3,462  Black & Decker Corp.                 120,305
      1,062  Briggs & Stratton Corp.               54,826
      3,615  Brunswick Corp.                      110,258
      1,061  Centex Corp.                          42,307
     25,805  Chrysler Corp.                       819,309
      3,022  Cooper Tire & Rubber Co.              67,617
      3,739  Dana Corp.                           135,071
      9,400  Deere & Co.                          480,574
      4,132  Dover Corp.                          236,556
     12,240  Eastman Kodak Co.                  1,014,390
      2,292  Echlin, Inc.                          76,496
Common Stocks--continued

             CONSUMER DURABLES--CONTINUED
      1,306  Fleetwood Enterprises, Inc.     $     35,262
     43,541  Ford Motor Co.                     1,632,788
     27,766  General Motors Corp.               1,589,604
      6,633  Genuine Parts Co.                    222,206
      5,706  Goodyear Tire & Rubber Co.           333,801
      4,750  Hasbro, Inc.                         137,750
      1,420  Jostens, Inc.                         34,968
      1,428  Kaufman & Broad Homes Corp.           21,420
     10,608  Mattel, Inc.                         316,913
      3,678  Maytag Corp.                          98,386
      5,834  Newell Co.                           223,151
      1,669  Polaroid Corp.                        85,119
        854  Pulte Corp.                           27,008
      5,501  Rubbermaid, Inc.                     153,340
      2,237  Snap-On Tools Corp.                   89,200
      3,265  Stanley Works                        133,865
      1,148  Timken Co.                            78,781
      2,286  Tupperware Corp.                      82,867
      2,731  Whirlpool Corp.                      136,208
                                             ------------
             Total                              8,787,656

                                             ------------
             CONSUMER NON-DURABLES-- 28.5%
     28,533  Abbott Laboratories                1,797,578
      2,053  Alberto-Culver Co., Class B           58,511
      9,220  Albertsons, Inc.                     308,870
      2,404  Allergan, Inc.                        71,219
      6,251  American Brands, Inc.                306,298
     23,456  American Home Products Corp.       1,788,520
      5,354  American Stores Co.                  243,607
      9,713  (b)Amgen, Inc.                       649,556

     18,340  Anheuser-Busch Cos., Inc.            786,327
     19,954  Archer-Daniels-Midland Co.           399,080
      5,523  (b)AutoZone, Inc.                    129,100
      4,879  Avon Products, Inc.                  311,036
      2,095  Bard (C.R.), Inc.                     67,040
      2,039  Bausch & Lomb, Inc.                   82,070
     10,024  Baxter International, Inc.           528,765
      4,516  Becton, Dickinson & Co.              222,413
      3,648  (b)Beverly Enterprises, Inc.          51,527
      3,821  Block (H&R), Inc.                    126,093
      6,535  (b)Boston Scientific Corp.           348,806
     36,787  Bristol-Myers Squibb Co.           2,699,245
      2,534  Brown-Forman Corp., Class B          129,551
      5,280  CPC International, Inc.              454,080

     14,568  (b)CUC International, Inc.           335,064

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE EQUITY INDEX FUND


  Shares                                         Value

---------------------------------------------------------
Common Stocks--continued

             CONSUMER NON-DURABLES--CONTINUED
      3,883  CVS Corp.                       $    185,899

     17,163  Campbell Soup Co.                    789,498
      4,000  Cardinal Health, Inc.                233,000
      3,871  (b)Charming Shoppes, Inc.             20,322
      3,600  Circuit City Stores, Inc.            142,200
      1,899  Clorox Co.                           239,749
     91,387  Coca-Cola Co.                      6,237,163
     10,790  Colgate-Palmolive Co.                668,980
     24,657  Columbia/HCA Healthcare Corp.        903,063
     11,987  Comcast Corp., Class A               208,274
      8,819  ConAgra, Inc.                        530,242
      1,393  Coors Adolph Co., Class B             33,953
      5,873  Darden Restaurants, Inc.              49,185
      7,967  Dayton-Hudson Corp.                  383,412
      3,025  Deluxe Corp.                          98,313
      4,171  Dillards, Inc., Class A              140,771
     24,796  Disney (Walt) Co.                  2,030,173
      5,542  Donnelley (R.R.) & Sons Co.          205,747
      3,549  Dow Jones & Co.                      137,967
      6,253  Dun & Bradstreet Corp.               163,360
      7,638  (b)Federated Department
             Stores, Inc.                         282,606
      1,388  Fleming Cos., Inc.                    26,372
      2,824  (b)Fruit of the Loom, Inc.,
             Class A                               98,487
      5,177  Gannett Co., Inc.                    478,873
     10,256  Gap (The), Inc.                      351,268
      5,931  General Mills, Inc.                  375,136
      2,199  Giant Foods, Inc., Class A            72,430
     20,378  Gillette Co.                       1,811,095
      1,404  Great Atlantic & Pacific Tea

             Co., Inc.                             38,786
     11,568  (b)HEALTHSOUTH Rehabilitation        264,618

      4,726  (b)HFS, Inc.                         254,613
      2,612  Harcourt General, Inc.               123,744
      1,134  Harland (John H.) Co.                 25,940
      3,779  (b)Harrah's Entertainment,
             Inc.                                  70,384
     13,525  Heinz (H.J.) Co.                     581,575
      5,640  Hershey Foods Corp.                  316,545
      9,075  Hilton Hotels Corp.                  256,369
     17,642  Home Depot, Inc.                   1,111,446
      5,973  (b)Humana, Inc.                      135,139
      4,273  (b)ITT Corp.                         254,777
      4,052  International Flavors &

             Fragrances, Inc.                     179,807
      2,977  Interpublic Group Cos., Inc.         178,248

     48,912  Johnson & Johnson                  2,928,606
     17,790  (b)K Mart Corp.                      249,060
      7,740  Kellogg Co.                          570,825
     20,754  Kimberly-Clark Corp.               1,040,293
Common Stocks--continued

             CONSUMER NON-DURABLES--CONTINUED
      1,373  (b)King World Productions,

             Inc.                            $     51,658
      3,445  Knight-Ridder, Inc.                  148,566
      9,266  (b)Kroger Co., Inc.                  237,441
     20,267  Lilly (Eli) & Co.                  1,884,831
      9,956  Limited, Inc.                        201,609
      2,624  Liz Claiborne, Inc.                  119,720
      4,224  Loews Corp.                          410,784
      1,433  Longs Drug Stores Corp.               34,034
      6,355  Lowe's Cos., Inc.                    250,228
      2,307  Manor Care, Inc.                      66,038
      4,702  Marriott Corp.                       271,541
      8,995  May Department Stores Co.            423,889
     25,626  McDonald's Corp.                   1,287,707
      3,655  McGraw-Hill Cos., Inc.               199,653
      8,816  Medtronic, Inc.                      652,383
      1,353  Mercantile Stores Co., Inc.           72,724
     44,274  Merck & Co., Inc.                  3,979,126
      1,966  Meredith Corp.                        50,870
      5,226  (b)Morton International, Inc.        168,539
      3,553  New York Times Co., Class A          163,660
     10,591  Nike, Inc., Class B                  603,687
      2,946  Nordstrom, Inc.                      141,408
      9,072  Penney (J.C.) Co., Inc.              467,208
      2,224  Pep Boys--Manny Moe & Jack            69,500
     57,060  PepsiCo, Inc.                      2,096,954
     23,676  Pfizer, Inc.                       2,435,668
     18,662  Pharmacia & Upjohn, Inc.             646,172
     89,736  Philip Morris Cos., Inc.           3,948,384
      3,026  Pioneer Hi-Bred International        211,064
     24,956  Procter & Gamble Co.               3,440,809

      4,990  Quaker Oats Co.                      205,838
      3,905  Ralston Purina Co.                   332,901
      2,044  Reebok International Ltd.             83,804
      4,501  Rite Aid Corp.                       209,296
      1,405  Russell Corp.                         43,027
     17,668  Sara Lee Corp.                       722,180
     13,567  Schering Plough Corp.              1,231,205
     13,617  Seagram Co. Ltd.                     548,084
     14,380  Sears, Roebuck & Co.                 706,418
      8,657  Service Corp. International          305,159
        740  Springs Industries, Inc.,
             Class A                               37,463
      2,975  (b)St. Jude Medical, Inc.            100,778
      1,822  Stride Rite Corp.                     27,786
      2,458  Super Valu Stores, Inc.               82,036
      6,488  Sysco Corp.                          226,269
      2,855  TJX Cos., Inc.                       137,040
     24,390  (b)Tele-Communications, Inc.,
             Class A                              368,899


(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE EQUITY INDEX FUND


  Shares                                         Value

---------------------------------------------------------
Common Stocks--continued

             CONSUMER NON-DURABLES--CONTINUED
     11,065  (b)Tenet Healthcare Corp.       $    304,288
     20,883  Time Warner, Inc.                    971,060

      3,632  Times Mirror Co., Class A            203,846
     10,667  (b)Toys -R- Us, Inc.                 332,010
      4,524  Tribune Co.                          195,663
      2,306  U.S. Surgical Corp.                   77,828
      6,838  UST, Inc.                            194,883
      5,878  Unilever N.V., ADR                 1,138,863
      6,759  United Healthcare Corp.              381,884
      2,340  V.F. Corp.                           182,813
     12,994  (b)Viacom, Inc., Class B             385,759
     84,251  Wal-Mart Stores, Inc.              2,506,467
      9,040  Walgreen Co.                         422,620
      9,963  Warner-Lambert Co.                 1,003,772
      4,751  Wendy's International, Inc.          111,055

     22,187  Westinghouse Electric Corp.          449,287
      3,811  Whitman Corp.                         91,940
      5,514  Winn-Dixie Stores, Inc.              210,911
      4,921  Woolworth (F.W.) Co.                 118,719
      4,267  Wrigley (Wm.), Jr. Co.               252,820
                                             ------------
             Total                             77,013,195

                                             ------------
             ELECTRONIC TECHNOLOGY--9.7%
      6,463  (b)3Com Corp.                        313,456
      8,065  AMP, Inc.                            331,673
      5,015  (b)Advanced Micro Devices,
             Inc.                                 200,600
      4,456  (b)Amdahl Corp.                       44,560
      3,338  (b)Andrew Corp.                       90,961
      4,579  (b)Apple Computer, Inc.               76,126
      6,645  (b)Applied Materials, Inc.           433,586
      7,246  (b)Bay Networks, Inc.                177,527
     13,161  Boeing Co.                         1,385,195
      5,723  (b)Cabletron Systems, Inc.           251,812
      2,532  (b)Ceridian Corp.                     93,051

     24,146  (b)Cisco Systems, Inc.             1,635,891
      9,946  (b)Compaq Computer Corp.           1,076,654
      2,809  (b)Computer Sciences Corp.           217,345
      4,306  (b)DSC Communications Corp.          110,072
      1,467  (b)Data General Corp.                 31,357
      6,431  (b)Dell Computer Corp.               723,488
      5,776  (b)Digital Equipment Corp.           207,213
      1,739  EG & G, Inc.                          33,911
      9,026  (b)EMC Corp. Mass                    359,912
      2,317  General Dynamics Corp.               173,485
      5,029  (b)General Instrument Corp.          121,953
      1,433  Harris Corp.                         127,000
     37,248  Hewlett-Packard Co.                1,918,272
     30,140  Intel Corp.                        4,566,210
Common Stocks--continued

             ELECTRONIC TECHNOLOGY--CONTINUED
      1,748  (b)Intergraph Corp.             $     12,345

     38,018  International Business

             Machines Corp.                     3,288,556
      5,158  (b)LSI Logic Corp.                   215,347
      7,078  Lockheed Martin Corp.                662,678
      7,792  McDonnell-Douglas Corp.              501,610
      7,696  Micron Technology, Inc.              327,080
     21,776  Motorola, Inc.                     1,445,382
      5,125  (b)National Semiconductor
             Corp.                                144,141
      9,490  Northern Telecom Ltd.                797,160
      2,120  Northrop Corp.                       179,670
     12,710  (b)Novell, Inc.                      100,091
      1,602  Perkin-Elmer Corp.                   121,752
      8,669  Raytheon Co.                         413,945
      8,042  Rockwell International Corp.         518,709
      2,839  Scientific-Atlanta, Inc.              51,457
      9,080  (b)Seagate Technology, Inc.          368,875
      6,479  (b)Silicon Graphics, Inc.            122,291
     13,519  (b)Sun Microsystems, Inc.            435,988
      4,365  (b)Tandem Computers, Inc.             62,201
      1,212  Tektronix, Inc.                       69,539
      6,584  (b)Tellabs, Inc.                     330,846
      6,994  Texas Instruments, Inc.              628,586
      6,421  (b)Unisys Corp.                       44,144
      8,717  United Technologies Corp.            700,629
                                             ------------
             Total                             26,244,332

                                             ------------
             ENERGY MINERALS--8.2%

      3,421  Amerada-Hess Corp.                   183,024
     18,264  Amoco Corp.                        1,632,345
      2,389  Ashland, Inc.                        114,373
      5,916  Atlantic Richfield Co.               860,778
      5,341  Baker Hughes, Inc.                   200,288
      4,588  Burlington Resources, Inc.           213,342
     23,963  Chevron Corp.                      1,677,410
      6,458  Dresser Industries, Inc.             221,187
      9,346  Enron Corp.                          380,850
      2,558  Enserch Corp.                         54,676
     91,218  Exxon Corp.                        5,404,666
      3,082  Fluor Corp.                          162,960
      4,598  Halliburton Co.                      355,770
        915  Helmerich & Payne, Inc.               51,354
      1,782  Kerr-McGee Corp.                     115,385
      1,255  Louisiana Land & Exploration

             Co.                                   64,633
      2,017  McDermott International, Inc.         55,972

     14,470  Mobil Corp.                        2,023,991
     12,080  Occidental Petroleum Corp.           280,860


(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE EQUITY INDEX FUND


  Shares                                         Value

---------------------------------------------------------
Common Stocks--continued

             ENERGY MINERALS--CONTINUED
      1,003  Oneok, Inc.                     $     30,341
      3,850  (b)Oryx Energy Co.                    89,031
      1,709  Pennzoil Co.                          94,636
      9,666  Phillips Petroleum Co.               410,805
      3,142  (b)Rowan Companies, Inc.              72,659
     19,689  Royal Dutch Petroleum Co., ADR     3,844,277
      3,333  (b)Santa Fe Energy Resource,

             Inc.                                  50,412
      9,046  Schlumberger Ltd.                  1,077,604
      3,168  Sonat, Inc.                          182,160
      2,681  Sun Co., Inc.                         80,095
      9,713  Texaco, Inc.                       1,059,930
     10,560  USX Corp.                            314,160
      9,197  Unocal Corp.                         392,022
      1,970  (b)Western Atlas, Inc.               133,468
      5,766  Williams Cos., Inc. (The)            254,424
                                             ------------
             Total                             22,139,888

                                             ------------
             FINANCE--13.4%

      5,965  AON Corp.                            290,794
      5,543  Aetna Services Inc.                  559,843
      3,875  Ahmanson (H.F.) & Co.                157,906
     16,332  Allstate Corp.                     1,202,444
     17,405  American Express Co.               1,209,648
      7,469  American General Corp.               330,503
     17,245  American International Group,

             Inc.                               2,334,542
     15,697  Banc One Corp.                       678,895
     14,405  Bank of New York Co., Inc.           614,013
     13,179  BankAmerica Corp.                  1,540,296
      5,618  BankBoston Corp.                     410,114
      3,003  Bankers Trust New York Corp.         254,129
      7,666  Barnett Banks, Inc.                  403,423
      1,985  Beneficial Corp.                     127,536
      2,761  CIGNA Corp.                          479,724
     16,118  Chase Manhattan Corp.              1,523,151
      6,391  Chubb Corp.                          389,851
     17,013  Citicorp                           1,945,862
      3,946  Comerica, Inc.                       246,625
      6,239  Conseco, Inc.                        249,560
      8,212  Corestates Financial Corp.           434,210
     11,809  Dean Witter, Discover & Co.          487,121
     26,267  Federal Home Loan Mortgage
             Corp.                                866,811
     40,108  Federal National Mortgage
             Association                        1,749,712
      3,889  Fifth Third Bancorp                  300,425
      4,941  First Bank System, Inc.              405,162
Common Stocks--continued

             FINANCE--CONTINUED

     11,711  First Chicago NBD Corp.         $    693,877
     10,421  First Union Corp.                    894,903
      9,635  Fleet Financial Group, Inc.          588,939
      3,025  General RE Corp.                     530,131
      2,106  Golden West Financial Corp.          142,682
      5,058  Great Western Financial Corp.        245,313
      5,048  Green Tree Financial Corp.           176,680
      4,314  Hartford Financial Services
             Group, Inc.                          336,492
      3,562  Household International, Inc.        349,967
      6,802  J.P. Morgan & Co., Inc.              731,215
      2,598  Jefferson-Pilot Corp.                165,298
      8,279  KeyCorp                              450,171
      3,831  Lincoln National Corp.               233,212
      1,588  MBIA Insurance Corporation           170,512
     12,272  MBNA Corp.                           415,714
      2,165  MGIC Investment Corp.                192,685
      3,000  Marsh & McLennan Cos., Inc.          395,250
      4,753  Mellon Bank Corp.                    415,888
      6,049  Merrill Lynch & Co., Inc.            641,194
      5,599  Morgan Stanley Group, Inc.           377,933
      8,198  National City Corp.                  422,197
     28,314  NationsBank Corp.                  1,666,987
     13,602  Norwest Corp.                        727,707
     12,322  PNC Financial Corp.                  515,984
      3,442  Providian Corp.                      206,090
      2,028  Republic New York Corp.              202,293
      3,007  Ryder Systems, Inc.                   99,607
      4,630  SAFECO Corp.                         201,405
      4,005  Salomon, Inc.                        214,768
      6,500  Schwab (Charles) Corp.               264,063
      3,048  St. Paul Cos., Inc.                  218,313
      8,191  SunTrust Banks, Inc.                 437,195
      2,584  Torchmark Corp.                      169,575
      2,433  Transamerica Corp.                   221,099
     23,467  Travelers Group, Inc.              1,287,752
      5,549  U.S. Bancorp.                        340,570
      2,687  UNUM Corp.                           212,609
      4,248  USF&G Corp.                           91,332
      1,262  USLIFE Corp.                          61,523
      6,068  Wachovia Corp.                       369,390
      3,397  Wells Fargo & Co.                    895,110
                                             ------------
             Total                             36,165,925

                                             ------------
             HEALTH CARE--0.1%

      2,723  Guidant Corp.                        211,373
                                             ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE EQUITY INDEX FUND


  Shares                                         Value

---------------------------------------------------------
Common Stocks--continued
             MATERIALS AND SERVICES--6.7%

      1,571  ASARCO, Inc.                    $     48,897
      4,102  Air Products & Chemicals, Inc.       318,931
      8,309  Alcan Aluminum, Ltd.                 298,085
      6,403  Allegheny Teledyne, Inc.             164,877
     10,387  Allied-Signal, Inc.                  797,202
      6,369  Aluminum Co. of America              468,917
      3,106  (b)Alza Corp.                         91,627
      3,916  (b)Armco, Inc.                        14,685
      3,828  Avery Dennison Corp.                 144,029
      1,121  Ball Corp.                            32,649
     13,120  Barrick Gold Corp.                   331,280
      8,250  Battle Mountain Gold Co.              50,531
      1,923  Bemis Co., Inc.                       76,920
      4,101  (b)Bethlehem Steel Corp.              41,010
      4,202  Biomet, Inc.                          78,524
      1,780  Boise Cascade Corp.                   67,640
      2,695  Case Corp.                           159,005
      3,509  Champion International Corp.         173,257
      6,253  Cognizant Corp.                      231,361
      8,397  Corning, Inc.                        422,998
      1,688  Crane Co.                             69,208
      4,712  Crown Cork & Seal Co., Inc.          274,474
      3,424  Cyprus Amax Minerals                  83,460
      8,925  Dow Chemical Co.                     744,122
     20,678  Du Pont (E.I.) de Nemours
             & Co.                              2,251,317
      2,854  Eastman Chemical Co.                 169,813
      5,118  Echo Bay Mines Ltd.                   31,348
      2,371  Ecolab, Inc.                          98,693
      5,283  Engelhard Corp.                      114,245
      1,364  (b)FMC Corp.                          98,208
     16,439  First Data Corp.                     657,560
      7,098  Freeport-McMoRan Copper &
             Gold, Inc., Class B                  206,729
      3,356  Georgia-Pacific Corp.                296,167
      1,972  Goodrich (B.F.) Co.                   84,796
      3,049  Grace (W.R.) & Co.                   159,310
      2,324  Great Lakes Chemical Corp.           113,586
      3,760  Hercules, Inc.                       176,250
      5,387  Homestake Mining Co.                  74,744
      6,180  Inco Ltd.                            203,940
      1,798  Inland Steel Industries, Inc.         44,276
     11,024  International Paper Co.              529,152
      3,161  James River Corp. of Virginia        111,030
      3,994  Louisiana-Pacific Corp.               77,883

Common Stocks--continued

             MATERIALS AND SERVICES--CONTINUED
      2,717  Mallinckrodt, Inc.              $    101,548
      5,893  Masco Corp.                          229,090
      1,919  Mead Corp.                           122,336
      1,589  Millipore Corp.                       68,526
     15,352  Minnesota Mining &

             Manufacturing Co.                  1,408,546
     21,597  Monsanto Co.                         950,268
      2,474  Nalco Chemical Co.                    91,847
      1,665  National Service Industries,
             Inc.                                  73,052
      3,655  Newmont Mining Corp.                 143,002
      3,222  Nucor Corporation                    190,098
      1,912  Owens Corning                         79,826
      6,735  PPG Industries, Inc.                 391,472
      4,620  Pall Corp.                           109,147
      2,381  Phelps Dodge Corp.                   199,111
      8,794  Placer Dome, Inc.                    160,491
      1,059  Potlatch Corp.                        45,405
      5,746  Praxair, Inc.                        302,383
      2,339  Reynolds Metals Co.                  158,760
      2,350  Rohm & Haas Co.                      202,688
      6,306  Sherwin-Williams Co.                 189,180
      3,672  Sigma-Aldrich Corp.                  112,455
      3,642  Stone Container Corp.                 50,078
      2,035  Temple-Inland, Inc.                  123,118
      6,272  Tenneco, Inc.                        280,672
      5,483  (b)Thermo Electron Corp.             189,164
      6,124  Tyco International, Ltd.             388,874
      3,114  USX-U.S. Steel Group, Inc.           100,427
      2,558  Union Camp Corp.                     134,295
      4,677  Union Carbide Corp.                  218,650
      3,742  Westvaco Corp.                       116,938
      7,284  Weyerhaeuser Co.                     363,290
      2,032  Willamette Industries, Inc.          151,383
      3,545  Worthington Industries, Inc.          65,583
                                             ------------
             Total                             18,194,439

                                             ------------
             TECHNOLOGY SERVICES--5.4%
     59,511  AT&T Corp.                         2,194,468
      2,664  Adobe System, Inc.                   118,881
     18,417  (b)Airtouch Communications,
             Inc.                                 513,374
      1,754  Autodesk, Inc.                        68,187
     10,727  Automatic Data Processing,
             Inc.                                 526,964
     13,337  Computer Associates

             International, Inc.                  730,201
      4,946  Ikon Office Solutions, Inc.          143,434

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE EQUITY INDEX FUND

Shares or
Principal

 Amount                                          Value

---------------------------------------------------------
Common Stocks--continued

             TECHNOLOGY SERVICES--CONTINUED
      3,057  Johnson Controls, Inc.          $    129,540
     25,156  MCI Communications Corp.             965,362
     44,191  (b)Microsoft Corp.                 5,479,684
      3,668  Moore Corp. Ltd.                      81,613
     24,829  (b)Oracle Corp.                    1,157,652
      4,683  (b)Parametric Technology Corp.       210,150
      5,452  Pitney Bowes, Inc.                   383,003

        864  Shared Medical Systems Corp.          45,792
      4,664  TRW, Inc.                            249,524
      2,140  Tandy Corp.                          115,560
      3,037  Textron, Inc.                        359,885
     22,942  (b)U.S. West Media Group             455,972
     11,921  Xerox Corp.                          807,648
                                             ------------
             Total                             14,736,894

                                             ------------
             TRANSPORTATION--1.2%

      3,341  (b)AMR Corp.                         332,012
      5,618  Burlington Northern Santa Fe         466,294
      7,967  CSX Corp.                            422,251
      1,438  Caliber System, Inc.                  46,016
      2,686  Delta Air Lines, Inc.                251,813
      4,190  (b)Federal Express Corp.             219,451
      2,696  (b)Navistar International
             Corp.                                 44,821
      4,594  Norfolk Southern Corp.               446,192
      5,327  Southwest Airlines Co.               137,170
      2,357  (b)USAir Group, Inc.                  81,906
      8,991  Union Pacific Corp.                  609,140
      9,175  Union Pacific Resources Group,
             Inc.                                 264,928

                                             ------------
             Total                              3,321,994

                                             ------------
             UTILITIES--7.2%

      6,876  Alltel Corp.                         226,049
      6,884  American Electric Power Co.,

             Inc.                                 280,523
     20,178  Ameritech Corp.                    1,321,659
      5,420  Baltimore Gas & Electric Co.         142,275
     16,079  Bell Atlantic Corp.                1,125,530
     36,406  BellSouth Corp.                    1,651,922

      5,561  Carolina Power & Light Co.           193,245
      7,746  Central & SouthWest Corp.            164,603
      5,791  Cinergy Corp.                        202,685
      3,865  Coastal Corp.                        193,733
      2,028  Columbia Gas System, Inc.            130,553
      8,631  Consolidated Edison Co.              251,378
      3,483  Consolidated Natural Gas Co.         185,034
      5,330  DTE Energy Co.                       141,911
      6,618  Dominion Resources, Inc.             229,148
Common Stocks--continued

             UTILITIES--CONTINUED

      7,404  Duke Power Co.                  $    333,180
        746  Eastern Enterprises                   25,737
     15,912  Edison International                 371,943
      8,482  Entergy Corp.                        223,713
      6,721  FPL Group, Inc.                      312,527
      6,012  Frontier Corp.                       110,471
      4,428  GPU, Inc.                            154,980
     35,327  GTE Corp.                          1,558,804
      8,610  Houston Industries, Inc.             178,658
     23,439  Lucent Technologies, Inc.          1,491,306
      1,830  NICOR, Inc.                           62,906
     16,160  NYNEX Corp.                          868,600
      5,302  Niagara Mohawk Power Corp.            46,393
      5,043  Noram Energy Corp.                    76,906
      2,537  Northern States Power Co.            124,313
      5,604  Ohio Edison Co.                      119,085
     15,141  P G & E Corp.                        350,136
      5,960  P P & L Resources, Inc.              119,945
      3,124  Pacific Enterprises                  102,311
     10,823  Pacificorp                           215,107
      5,548  Panenergy Corp.                      259,369
      8,174  Peco Energy Co.                      155,306
      1,285  Peoples Energy Corp.                  45,618
      8,758  Public Service Enterprises
             Group, Inc.                          216,761
     33,675  SBC Communications, Inc.           1,969,988
     24,742  Southern Co.                         525,768
     15,809  Sprint Corp.                         772,665
      8,249  Texas Utilities Co.                  283,559
     17,605  U.S. West, Inc.                      644,783
      7,921  Unicom Corp.                         180,203
      3,751  Union Electric Co.                   137,380
     31,793  (b)WorldCom, Inc.                    941,868
                                             ------------
             Total                             19,420,537

                                             ------------
             Total Common Stocks

             (identified cost $137,159,924)   238,997,097

                                             ------------
Warrants--0.0%

         29  Morrison Knudsen Corp., Exp.
             3/11/2002 (identified cost $0)           185
                                             ------------
(d) U.S. Government Agencies--10.7%
$ 2,000,000  Federal Home Loan Bank System

             6/18/1997                          1,995,160

  1,000,000  Federal Home Loan Bank System
             6/23/1997                            996,840


(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE EQUITY INDEX FUND


 Principal

  Amount                                        Value

---------------------------------------------------------
(d) U.S. Government Agencies--continued
$ 2,000,000  Federal Home Loan Bank System

             6/26/1997                       $  1,992,740
  6,000,000  Federal Home Loan Mortgage
             Corp. 6/19/1997                    5,984,580

 10,000,000  Federal Home Loan Mortgage
             Corp. 6/20/1997                    9,972,700

  5,000,000  Federal National Mortgage
             Association 6/17/1997              4,988,700
  2,000,000  Federal National Mortgage
             Association 9/18/1997              1,967,060
  1,000,000  Federal National Mortgage
             Association 9/29/1997                981,820
                                             ------------
             Total U.S. Government Agencies
             (identified cost $28,860,879)     28,879,600

                                             ------------
(d) U.S. Treasury Bill--0.5%
$ 1,250,000  6/12/1997 (identified cost

             $1,248,043)                     $  1,248,538
                                             ------------
(a) Repurchase Agreement--0.4%
  1,232,709  Nomura Securities

             International, Inc., 5.54%,
             dated 5/30/1997, due 6/2/1997

             (at amortized cost)                1,232,709

                                             ------------
             Total Investments

             (identified cost $168,501,555)  $270,358,129

                                             ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          BILTMORE SPECIAL VALUES FUND
                            PORTFOLIO OF INVESTMENTS

                            MAY 31, 1997 (UNAUDITED)


  Shares                                         Value

---------------------------------------------------------
Common Stocks--90.2%
            BASIC MATERIALS--0.5%

    33,600  Consolidated Tomoka Co.           $   558,600
                                              -----------
            CAPITAL GOODS--4.3%

   150,000  (b)Ansaldo Signal NV                  881,250
    13,000  Franklin Electronics, Inc.            617,500
    30,000  Greif Brothers Corp., Class A         840,000
    72,000  (b)Harding Lawson Associates
            Group                                 486,000
    55,000  Twin Disc, Inc.                     1,320,000
                                              -----------
            Total                               4,144,750

                                              -----------
            COMMERCIAL SERVICES--1.2%
     4,000  Grey Advertising, Inc.              1,168,000
                                              -----------
            CONSUMER CYCLICAL--3.1%

    40,000  (b)Department 56, Inc.                845,000
   100,000  Johns Manville Corp.                1,137,500
    45,290  Primex Technologies, Inc.           1,052,993
                                              -----------
            Total                               3,035,493

                                              -----------
            CONSUMER DURABLES--4.4%

    16,000  Allen Organ Co., Class B              638,000
    29,000  Boston Acoustics, Inc.                725,000
    62,900  Intermet Corp.                        880,600
    25,000  National Presto Industries, Inc.      943,750
    35,000  Stanhome, Inc.                      1,098,125
                                              -----------
            Total                               4,285,475

                                              -----------
            CONSUMER NON-DURABLES--10.1%
    60,000  (b)Anacomp, Inc.                      780,000
    63,000  (b)Buckhead America Corp.             437,063
    70,000  CPI Corp.                           1,312,500
    42,000  (b)Cardinal Realty Services,
            Inc.                                1,008,000
    30,000  (b)Carson Pirie Scott & Co.           967,500

   200,000  Cordiant PLC, ADR                   1,200,000
    21,000  (b)Craig Corp.                        354,375
    25,000  Eskimo Pie Corp.                      304,687
   150,000  (b)Host Marriott Services Corp.     1,500,000
   130,000  (b)Oneita Industries, Inc.            105,625

    12,000  Plenum Publishing Corp.               433,500
   110,000  (b)Spaghetti Warehouse, Inc.          556,875
    11,000  Velco Industries N.V.                 825,000
                                              -----------
            Total                               9,785,125

                                              -----------
            CONSUMER SERVICES--1.9%

    25,360  (b)Chris Craft Industries, Inc.     1,084,140
    19,000  (b)GC Cos., Inc.                      807,500

                                              -----------
            Total                               1,891,640

                                              -----------
            CONSUMER STAPLES--0.8%

     4,000  (b)Dick Clark Productions, Inc.        49,000
    45,000  Jones Intercable Investors            689,063

                                              -----------
            Total                                 738,063

                                              -----------
Common Stocks--continued

            ENERGY--10.4%

    41,000  (b)Alamco, Inc.                   $   625,250
    75,000  (b)American Pacific Corp.             487,500
    11,000  (b)Atwood Oceanics, Inc.              737,000
    30,000  Berry Petroleum Co., Class A          450,000
    10,800  (b)Crystal Oil Corp.                  378,000
    47,000  (b)Dawson Production Services,
            Inc.                                  528,750
    18,000  (b)Destec Energy, Inc.                382,500
    60,000  (b)Ensearch Exploration, Inc.         652,500
    80,000  (b)Forest Oil Corp.                 1,120,000
    24,000  Holly Corp.                           600,000
   100,000  (b)McFarland Energy                 1,275,000
    55,000  (b)Offshore Energy Development

            Corp.                                 264,688
       500  Oilgear Co.                             8,500
   600,000  (b)Saxon Petroleum, Inc.              369,110
    71,000  Snyder Oil Corp.                    1,295,750
    60,000  Wiser Oil Co.                         937,500
                                              -----------
            Total                              10,112,048

                                              -----------
            FINANCE--18.8%

    55,000  Angeles Mortgage Investment
            Trust, Class A                        776,875
    50,000  Argonaut Group, Inc.                1,475,000
     5,000  Capital Southwest Corp.               356,875
    54,000  (b)Capsure Holdings Corp.             675,000
    71,000  (b)Danielson Holding Corp.            505,875
    40,000  Eaton Vance Corp.                     985,000
    34,200  Financial Security Assurance
            Holdings Ltd.                       1,235,475
    15,000  Forest City Enterprises, Inc.,

            Class A                               661,875
     1,950  Forest City Enterprises, Inc.,

            Class B                                84,825
    11,000  Fund American Enterprises, Inc.     1,116,500
    58,800  Guaranty National Corp.             1,264,200
    24,000  IPC Holdings Ltd.                     612,000
    40,000  John Nuveen & Co., Inc., Class A    1,180,000
    30,000  (b)Kaiser Ventures, Inc.              296,250
    40,000  Leucadia National Corp.             1,195,000
    16,600  Liberty Corp.                         659,850
    50,000  Merchants Group, Inc.                 956,250
    10,000  Meridian Insurance Group, Inc.        148,750
    12,000  NAC Re Corp.                          478,500
    30,000  PXRE Corp.                            810,000
    40,000  Price Enterprises, Inc.               735,000
     7,600  Security Connecticut Corp.            369,550
    25,000  Somerset Group, Inc.                  356,250

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          BILTMORE SPECIAL VALUES FUND

Principal

 Amount

or Shares                                        Value

---------------------------------------------------------
Common Stocks--continued

            FINANCE--CONTINUED

    18,000  Stewart Information Services
            Corp.                             $   353,250
    50,000  (b)Superior National Insurance
            Group, Inc.                           600,000

    35,500  Unico American Corp.                  377,188
                                              -----------
            Total                              18,265,338

                                              -----------
            HEALTHCARE--1.1%

    67,000  (b)America Service Group, Inc.        720,250
    25,000  (b)Medical Resources, Inc.            346,875

                                              -----------
            Total                               1,067,125

                                              -----------
            SERVICES--22.6%

    15,500  AK Steel Holding Corp.                602,562
    25,000  (b)Alltrista Corp.                    600,000
    20,600  Amcast Industrial Corp.               504,700
    39,200  (b)Audits & Surveys, Inc.             110,250
    28,000  (b)Banister Foundation, Inc.          310,625
    20,000  Blount International, Inc.,
            Class A                               825,000
    30,000  Cascade Corp.                         506,250
    30,000  Cleveland Cliffs, Inc.              1,267,500
    30,000  Duff & Phelps Credit Rating           870,000

   120,000  (b)Emcor Group Inc.                 1,728,750
    60,000  Furon Co.                           1,530,000
    40,000  (b)Hanger Orthopedic Group, Inc.      357,500
    40,000  (b)Healthcare Services Group,
            Inc.                                  460,000
    90,000  (b)Isomedix, Inc.                   1,406,250
    26,700  Keystone International, Inc.          871,088
    68,400  LTV Corp.                             957,600
    39,400  Lafarge Corp.                         975,150
    65,000  Midwest Grain Products, Inc.          771,875
   100,000  (b)Morrison Knudsen Corp.           1,262,500
    20,000  Raven Industries, Inc.                475,000
    40,000  Roanoke Electric Corp.                647,500
   132,500  (b)Steel West Virginia, Inc.        1,258,750
   100,000  (b)Todd Shipyards Corp.               437,500

    18,000  United Wisconsin Services, Inc.       641,250
    40,000  Varlen Corp.                        1,010,000
    22,700  (b)Vertex Communications Corp.        519,263
    16,000  (b)White River Corp.                1,024,000
                                              -----------
            Total                              21,930,863

                                              -----------
            TECHNOLOGY SERVICES--10.5%
   100,000  (b)4Front Software,

            International, Inc.                   393,750
    10,000  (b)Astrosystems, Inc.                  53,750
   130,000  (b)ESCO Electronics Corporation     1,348,750
    18,000  (b)Electroglas, Inc.                  452,812

Common Stocks--continued

            TECHNOLOGY SERVICES--CONTINUED

    30,000  (b)Evans & Sutherland Computer
            Co.                               $   787,500
    35,000  (b)Exar Corp.                         643,125
    40,000  (b)FSI International, Inc.            560,000
    34,000  (b)Moore Products Co.                 748,000
    85,000  Salient 3 Communications, Inc.,
            Class A                             1,105,000
    50,000  (b)Silicon Valley Group, Inc.       1,196,875
    64,250  Timberline Software Corp.             505,969

   160,600  United Industrial Corp.             1,324,950
    55,000  (b)Wang Laboratories, Inc.          1,127,500
                                              -----------
            Total                              10,247,981

                                              -----------
            TRANSPORTATION--0.5%

    27,000  (b)Kirby Corp.                        509,625
                                              -----------
            Total Common Stocks

            (identified cost $74,042,575)      87,740,126

                                              -----------
Corporate Bonds--0.9%
            CONSUMER DURABLES--0.3%

$  275,000  Bally Total Fitness Holding
            Corp., Sr. Sub. Note, 13.00%,

            1/15/2003                             279,125

                                              -----------
            INDUSTRIAL SERVICES--0.2%
   250,000  American Rice Inc., Mtg. Bond,

            13.00%, 7/31/2002                     256,250

                                              -----------
            TRANSPORTATION--0.4%
   365,000  Trans World Airlines, Inc., Sr.

            Note, 12.00%, 11/3/1998               363,175

                                              -----------
            Total Corporate Bonds

            (identified cost $831,419)            898,550
                                              -----------
Mutual Fund Shares--0.6%
   130,000  Royce Global Trust, Inc.

            (identified cost $604,500)            625,625
                                              -----------
Preferred Stock--0.7%
    43,000  Craig Corp., Pfd. (identified

            cost

            $484,174)                             693,375
                                              -----------
(a) Repurchase Agreement--7.6%
 7,361,354  Nomura Securities International,

            Inc., 5.54%, dated 5/30/1997,
            due

            6/2/1997 (at amortized cost)        7,361,354

                                              -----------
            Total Investments

            (identified cost $83,324,022)     $97,319,030

                                              -----------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         BILTMORE EMERGING MARKETS FUND
                            PORTFOLIO OF INVESTMENTS

                            MAY 31, 1997 (UNAUDITED)


  Shares                                         Value

---------------------------------------------------------
Common Stocks--80.4%

            ARGENTINA--7.1%

    35,000  Banco de Galicia y Buenos
            Aires S.A. de C.V., Class B,

            ADR                           $    918,750
    30,000  (b)Bansud S.A., Class B            471,236
    90,000  Central Costanera S.A.,
            Class B                            328,664
   235,403  (b)Compania Naviera Perez
            Companc, S.A., Class B           1,801,734

    11,000  (b)IRSA Inversiones y

            Representaciones S.A., GDR         430,375
    20,000  Importadora y Exportadora          278,139

   115,668  Juan Minetti, S.A.                 514,980
    41,000  Quilmes Industrial, S.A.,
            ADR                                476,625
   124,000  Siderar, S.A., Class A             543,392
   350,000  Siderca, S.A., Class A             840,420
    24,000  (b)Telecom Argentina, S.A.,
            ADR                              1,281,000

    30,000  Telefonica de Argentina,
            S.A., ADR                        1,087,500

    92,000  YPF Sociedad Anonima, ADR        2,760,000

                                          ------------
            Total                           11,732,815

                                          ------------
            BRAZIL--1.2%

 3,000,000  Companhia Paulista de

            Forca e Luz                        438,860
 4,000,000  (b)Companhia de
            Electricidade do Estado da
            Bahia                              336,291

 1,500,000  Light Participacoes, S.A.          493,199
    25,000  (b)Makro Atacadista, S.A.,

            GDR                                314,993
11,000,000  Siderurgica Nacional               359,645
                                          ------------
            Total                            1,942,988

                                          ------------
            CHILE--5.4%

    25,000  (b)Banco de A. Edwards, ADR        521,875
    36,500  Chilgener, S.A., ADR             1,003,750
    15,800  Compania Cervecerias Unidas,

            S.A., ADR                          375,250

    82,000  Compania Telecomunicacion
            Chile, S.A., ADR                 2,808,500

    20,600  Cristalerias de Chile, S.A.,
            ADR                                478,950

     9,000  (b)Embotelladora Andina,
            S.A., Class B, ADR                 192,375
    25,500  Empresa Nacional

            Electricidad, S.A., ADR            573,750
    38,500  (b)Enersis, S.A., ADR            1,337,875
     8,900  Madeco S.A., ADR                   228,063
    35,000  (b)Maderas Y Sinteticos,
            S.A., ADR                          542,500
    18,000  Santa Isabel S.A., ADR             524,250
Common Stocks--continued

            CHILE--CONTINUED

     5,000  Sociedad Quimica Y Minera De
            Chile, ADR                    $    325,000
                                          ------------
            Total                            8,912,138

                                          ------------
            CHINA--1.9% 10,000 (b)Guangshen Railway Co.

            Ltd., Class H, ADR                 240,000
 2,200,000  Harbin Power Equipment Co.,

            Class H                            462,799
    11,500  (b)Huaneng Power
            International, Inc., Class
            N, ADR                             276,000

 2,000,000  Maanshan Iron & Steel Co.,
            Class H                            420,727

 1,600,000  Qingling Motors Co., Class H       887,914
 1,000,000  Shanghai Petrochemical

            Corp., Ltd.                        246,499
     6,000  Shanghai Petrochemcial
            Corp., Ltd., Class H, ADR          145,500
 2,000,000  Yizheng Chemcial Fibre
            Co., Ltd.                          392,334

                                          ------------
            Total                            3,071,773

                                          ------------
            CROATIA--0.2%

    20,000  Pliva D.D., GDR                    310,000
                                          ------------
            CZECH REPUBLIC--0.5%

     3,000  (b)Ceske Energeticke Zavody
            A.S. (CEZ)                          83,021

     5,000  (b)CKD Praha Holding A.S.          114,565
       724  (b)Elektrarny Opatovice A.S.        90,506

    12,500  (b)Komercni Banka A.S., GDR        303,125
     2,500  SPT Telekom A.S.                   230,281

     5,700  (b)Sporitelni Privatiz IF
            Cesky                               61,976
                                          ------------
            Total                              883,474

                                          ------------
            EGYPT--1.0%

    50,000  (b)Commercial International
            Bank Egypt, GDR                    985,000

    40,000  (b)Suez Cement Co., Class S,
            GDR                                734,000

                                          ------------
            Total                            1,719,000

                                          ------------
            GREECE--3.8%

    18,750  Alpha Credit Bank                1,383,624
    22,350  Edrassi Psallidas                  177,206
     5,500  Ergo Bank, S.A.                    387,735
    18,680  Goody's, S.A.                      468,266
    24,000  Hellenic Bottling Co., S.A.        905,296

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         BILTMORE EMERGING MARKETS FUND


  Shares                                         Value

---------------------------------------------------------
Common Stocks--continued

            GREECE--CONTINUED

    12,000  Hellenic Cables, S.A.         $    219,732
    13,200  Hellenic Technodomiki, S.A.        144,781
    17,000  (e)Hellenic
            Telecommunications

            Organization                       423,350
    24,000  Michaniki, S.A.                    210,943
     4,455  National Bank of Greece            605,290
    32,500  Sarantis, S.A.                     404,673
     9,350  Titan Cement Co.                   931,713
                                          ------------
            Total                            6,262,609

                                          ------------
            HONG KONG--5.7%

   375,000  Amoy Properties Ltd.               425,889
   115,000  (b)Cheung Kong Holdings Ltd.     1,176,195
   110,000  China Light and Power Co.          550,816
   250,000  Citic Pacific Ltd.               1,429,309
   100,000  Dah Sing Financial Group           490,417
   500,000  GZI Transportation Ltd.            287,152
    75,000  (b)Guoco Group Ltd.                361,038
    84,400  HSBC Holdings PLC                2,559,721
    60,000  (b)Hong Kong Electric
            Holdings Ltd.                      216,042
    10,000  (b)Hong Kong
            Telecommunications, Ltd.,
            ADR                                226,250

    50,000  Hutchison Whampoa Ltd.             416,209
    75,000  (b)Sun Hung Kai Properties         921,953
    25,000  Swire Pacific Ltd., Class A        209,718
    75,000  Wheelock & Co. Ltd.                183,423
                                          ------------
            Total                            9,454,132

                                          ------------
            HUNGARY--1.8%

     4,000  (b)(e)Borsodchem RT, GDR           144,000
     8,000  Danubius Hotels and Spa RT         244,695
     4,000  EGIS RT                            240,326

    35,000  (b)Euronet Services, Inc.,
            ADR                                385,000

    10,000  (b)(e)Gedeon Richter, Ltd.,
            GDR                                830,000

       450  Inter-Europa Bank RT               106,672
    15,000  (b)(e)MOL Magyar Olaj, GDR         280,125
    10,000  (b)OTP Bank, GDR                   235,000

     3,500  Pick Szeged RT                     238,960
    25,000  (b)Zalakeramia RT, GDR             196,250
                                          ------------
            Total                            2,901,028

                                          ------------
            INDIA--1.9%

     4,800  (b)Bajaj Auto Ltd., GDR            168,000
    13,800  (b)BSES Ltd., GDR                  345,000
     6,750  (b)East India Hotels Ltd.,
            GDR                                106,313

    11,000  (b)Grasim Industries Ltd.,
            GDR                                140,250

    17,000  Gujarat Ambuja Cements
            Ltd., GDR                          156,825
Common Stocks--continued

            INDIA--CONTINUED

     7,500  (b)(e)Hindalco Industries
            Ltd., GDR                     $    247,500
     8,500  (b)Indian Hotels Co., Ltd,
            GDR                                194,225

    14,500  (b)Larsen & Toubro Ltd., GDR       191,763
    20,500  (b)Mahindra and Mahindra

            Ltd., GDR                          266,500
    11,000  Ranbaxy Laboratories Ltd.,

            GDR                                245,850
     9,000  Reliance Industries Ltd.,
            GDR                                173,400
    20,000  (b)(e)State Bank of India,

            GDR                                512,500

    10,000  (b)(e)Steel Authority of
            India

            Ltd., GDR                           81,250
       350  Tata Electric Co., GDR             120,750
     6,400  (b)Tata Engineering &

            Locomotive Co. Ltd., ADR            80,640
     6,940  (b)Tata Engineering &
            Locomotive Co. Ltd., GDR            87,444

                                          ------------
            Total                            3,118,210

                                          ------------
            INDONESIA--5.4%

   200,000  (b)Daya Guna Samudera              332,991
   382,812  PT Bank Dagang Nasional
            Indonesia                          413,106
   902,946  PT Bank International
            Indonesia                          742,402
   293,500  PT Ciputra Development             259,414
   225,000  PT Gudang Garam                    971,223
   250,000  PT Hanjaya Mandala Sampoerna     1,009,764
 1,022,180  PT Indah Kiat Pulp &

            Paper Corp.                        756,392
   100,000  (b)PT Indofood Sukses Makmur       225,077

    35,000  PT Indonesian Satellite
            Corp., ADR                       1,045,625
   300,000  PT Mayora Indah                    138,746
 1,200,000  PT Mulia Industrindo               604,316
   400,000  (b)PT Pan Indonesia Bank           271,326
    50,000  (b)PT Ramayana Lestari
            Sentosa                            129,496
   350,000  PT Semen Gresik                    834,532
    35,000  (b)PT Telekomunikasi

            Indonesia, Class CS, ADR         1,163,750

                                          ------------
            Total                            8,898,160

                                          ------------
            KOREA, REPUBLIC OF--5.6%
     9,525  Chosun Brewery Co.                 238,258
    12,352  Dong-A Pharmaceutical              297,889
    23,330  (b)Housing & Commercial
            Bank, Korea                        436,715
    11,926  (b)Hyundai Engineering &
            Construction Co.                   276,913
    12,980  Hyundai Motor Co.                  433,254

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         BILTMORE EMERGING MARKETS FUND


  Shares                                         Value

---------------------------------------------------------
Common Stocks--continued

            KOREA, REPUBLIC OF--CONTINUED
     6,170  Kookmin Bank                  $    111,600
    56,517  Korea Electric Power Corp.       1,743,374
    19,290  Korean Air                         361,955

     8,000  L.G. Chemical                      109,478
    18,500  L.G. Electronics, Inc.             313,348
     4,037  L.G. Information &

            Communication Ltd.                 416,606
    15,400  (b)L.G. Securities Co., Ltd.       162,378
    13,610  Pohang Iron and Steel Co.,

            Ltd.                             1,180,887
       350  SK Telecom Co. Ltd.                215,467
     5,225  Samsung Display Devices Ltd.       272,257
    10,002  Samsung Electronics Co.,

            Ltd.                               984,717
     1,480  Samsung Fire & Marine
            Insurance                          506,255
     7,500  Seoul City Gas Co., Ltd.           391,195
     6,000  Shinhan Bank Co., Ltd.              77,694
     5,000  Shinsegae Department
            Store Co.                          190,129
    15,500  (b)Ssangyong Investment
            Securities Co. Ltd.                145,177
    16,334  Yukong Ltd.                        366,438
                                          ------------
            Total                            9,231,984

                                          ------------
            LEBANON--0.8%

    40,000  (b)(e)Banque Libanaise Pour
            Le Commerce, Class B, GDR          760,000

    25,000  (b)Lebanese Co. for
            Development &
            Reconstruction--Solidere,

            GDR                                475,000

                                          ------------
            Total                            1,235,000

                                          ------------
            LITHUANIA--0.4%

    10,000  Vilniaus Bankas AB, GDR            575,000
                                          ------------
            MALAYSIA--3.9%

   130,000  AMMB Holdings, BHD                 822,621
    20,000  Carlsberg Brewery                  175,110
    90,000  DCB Holdings, BHD                  290,126
    15,000  Genting, BHD                        78,203
    30,000  Hume Industries, BHD               159,987
   152,500  Land & General, BHD                191,786
    40,000  Malayan Banking, BHD               421,857
    70,000  Malaysian International
            Shipping, BHD                      161,579
    43,450  O.Y.L. Industries, BHD             300,884
    50,000  Perusahaan Otomobil
            Nasional, BHD                      260,676
Common Stocks--continued

            MALAYSIA--CONTINUED

   220,000  Renong, BHD                   $    315,199
    50,000  Resorts World, BHD                 167,151
    12,000  Rothmans of Pall Mall, BHD         126,557
   200,000  Sime Darby, BHD                    652,684
    75,000  (b)Telekom Malaysia, BHD           555,180
   220,000  Tenaga Nasional, BHD             1,006,885
    50,000  UMW Holdings, BHD                  256,696
    50,000  United Engineers Ltd., BHD         403,948

                                          ------------
            Total                            6,347,129

                                          ------------
            MEXICO--6.2%

   110,000  Alfa, S.A. de C.V., Class A        650,904
   220,000  Cemex S.A. de C.V.                 823,366

    61,700  Consorcio Grupo Dina SA de
            CV, ADR                            169,675

    70,800  (b)Corporacion GEO, S.A. de
            C.V., Class B                      339,722

    27,310  (b)Desc S.A. de C.V.,

            Class C, ADR                       727,129
    38,000  Empresas ICA Sociedad
            Controladora S.A. de

            C.V., ADR                          551,000
   160,000  Fomento Economico Mexicano,

            S.A. de C.V., Class B              849,665
    20,000  (b)Grupo Iusacell S.A., ADR        330,000
    77,800  Grupo Carso S.A. de C.V.           441,677
    40,000  Grupo Elektra                      380,832
   100,000  (b)Grupo Financiero Banamex
            Accival, S.A. de C.V., Class

            B                                  216,462

     7,117  (b)Grupo Financiero Banamex
            Accival, S.A. de C.V., Class

            L                                   14,110

   900,000  (b)Grupo Financiero
            Bancomer, S.A. de C.V.,

            Class B                            337,969
    15,000  Grupo Televisa, S.A., GDR          429,375
    90,000  Industrias Penoles, S.A.           426,729
    20,400  Pan American Beverage,
            Class A                            591,600
    46,000  Telefonos de Mexico,

            Class L, ADR                     2,041,250
    53,000  (b)Tubos de Acero de Mexico,

            S.A. de C.V., ADR                  927,500

                                          ------------
            Total                           10,248,965

                                          ------------
            MOROCCO--0.5%

    41,000  (b)(e)Banque Maroc du

            Commerce Exterieur, GDR            790,550

                                          ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         BILTMORE EMERGING MARKETS FUND


  Shares                                         Value

---------------------------------------------------------
Common Stocks--continued

            PERU--3.1%

    39,000  Banco Wiese, ADR              $    273,000
    43,000  (b)CPT Telefonica del Peru,
            S.A., Class B, ADR               1,091,125
    13,362  (b)Cementos Lima, S.A.             260,673
   298,965  Cervecer Backus & Johnston,
            Class T                            291,618

    28,000  (b)Cia de Minas

            Buenaventura S.A.                  257,363
    38,081  (b)Compania de Minas
            Buenaventura, S.A., Class C        414,312
   248,217  (b)Consorcio de Alimientos

            Fabril Pacifico, S.A.              432,087
    44,292  (b)Credicorp Ltd., ADR           1,002,107
    50,361  (b)Minsur, S.A.                    219,166
   343,300  (b)Telefonica Del Peru,
            Class B                            878,374
                                          ------------
            Total                            5,119,825

                                          ------------
            PHILIPPINES--6.3%

 1,014,844  Ayala Land, Inc., Class B          808,027
 2,500,000  (b)Belle Corp.                     663,507
 2,750,000  C & P Homes, Inc.                1,042,654
 1,250,000  (b)Filinvest Land, Inc.            284,360
   900,000  (b)Fortune Cement Corp.            249,099
 3,192,000  JG Summit Holdings, Inc.           617,221
   100,000  (b)La Tondena Distillers,
            Inc.                               255,924
   250,000  Manila Electric Co., Class B     1,402,844
    70,000  Metropolitan Bank and

            Trust Co.                        1,579,147
   335,937  Petron Corp.                        91,706
    28,000  Philippine Long Distance
            Telephone Co., ADR               1,620,500

   214,500  San Miguel Corp., Class B          646,550
 3,500,000  Solid Group, Inc.                  656,872
   500,000  (b)Union Bank Philippines          445,498
                                          ------------
            Total                           10,363,909

                                          ------------
            POLAND--1.7%

     9,000  Agros Holding, S.A.                241,400
    20,000  (b)Bank Gdanski, GDR               287,994
     9,000  Bank Rozwoju Eksportu, S.A.        218,944
     6,500  Bank Slaski, S.A.                  506,815

    41,000  Elektrim Spolka Akcyina,
            S.A.                               365,717
    32,000  Polifarb Cieszyn, S.A.             180,644
    26,000  (b)Stomil-Olsztyn, S.A.            324,361
    78,000  Wielkopolski Bank
            Kredytowy, S.A.                    433,022
Common Stocks--continued

            POLAND--CONTINUED

    14,800  (b)Zaklady Metali Lekkich
            Kety, S.A.                    $    313,882
                                          ------------
            Total                            2,872,779

                                          ------------
            PORTUGAL--4.0%

    34,951  BPI-SGPS, S.A.                     563,661
    74,012  Banco Commercial Portugues,

            Class R                          1,293,285
    40,700  Cimentos de Portugal, S.A.         893,753
    12,299  (b)Estabelecimentos Jeronimo

            Martins & Filho SGPS, S.A.         834,626
    50,000  Portucel Industria                 345,376
    34,030  Portugal Telecom, SGPS, S.A.     1,304,352
    20,000  (b)Somague-Sociedade Gestora
            de Participacoes                   212,139
    23,700  Sonae Investimentos,
            SGPS, S.A.                         888,271

     4,000  (b)(e)Telecel--Comunicacoes
            Pessoai                            306,936

                                          ------------
            Total                            6,642,399

                                          ------------
            RUSSIA--2.2%

     4,500  GAZ Auto Plant                     245,475
    25,000  (b)Lukoil Holdings, ADR          1,506,250
    22,000  (b)Mosenergo, ADR                  830,500
    10,000  (b)Surgutneftegaz, ADR             427,500
 2,000,000  (b)Unified Energy System           634,000
                                          ------------
            Total                            3,643,725

                                          ------------
            SLOVENIA--0.3%

    12,000  SKB Banka, GDR                     426,000
                                          ------------
            TAIWAN, PROVINCE OF CHINA--
            1.6%

    22,400  (b)(e) Acer, Inc., GDR             308,000
    24,840  (b)Advanced Semiconductor
            Engineering, Inc., GDR             401,166
    25,501  (b)Asia Cement Corp., GDR          433,645
    33,750  (b)GVC Corp., GDR                  409,219
    24,000  President Enterprises, GDR         438,000
    35,000  (b)Yageo Corp., GDR                573,125
                                          ------------
            Total                            2,563,155

                                          ------------
            THAILAND--2.3%

    60,000  Bangkok Bank, Ltd.                 537,678
    93,750  Bank of Ayudhya Ltd.               198,574
    50,000  Hana Microelectronics Co.,

            Ltd.                               252,546
    55,000  PTT Exploration and
            Production, Ltd.                   770,672

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         BILTMORE EMERGING MARKETS FUND


 Stocks

or Shares                                        Value

---------------------------------------------------------
Common Stocks--continued

            THAILAND--CONTINUED

    50,000  Shinawatra Computer and
            Communications Co. Ltd.       $    242,363
    11,000  Siam Cement Co., Ltd               240,163
    50,000  Siam Commercial Bank               268,839
   250,000  (b)TelecomAsia Corp., Ltd.         292,770
   250,000  (b)Thai Airways

            International Ltd.                 393,269
    50,000  Thai Farmers Bank Co.              248,473
    75,000  United Communication
            Industries, Ltd.                   345,214

                                          ------------
            Total                            3,790,561

                                          ------------
            TURKEY--3.3%

14,988,766  Akbank T.A.S.                    1,353,591
 1,400,000  Akcansa Cimento A.S.               190,884
 5,280,000  Aksigorta                          329,100
 1,400,000  (b)Alcatel Teletas                 185,926
 2,572,500  Arcelik A.S.                       286,977
 1,200,000  Aygaz                              229,486
   672,000  Brisa Bridgestone Sabanci,
            Class Y                            237,986

 1,200,000  Cimsa Cimento Sanayi Ve
            Ticaret, A.S.                      150,866
   637,425  Ege Biracilik Ve Malt

            Sanayii, A.S.                      167,048
 2,340,000  Eregli Demir Ve Celik
            Fabrikalari, T.A.S.                314,906
   483,333  Koc Holding, A.S.                  102,702
 1,272,000  Koc Yatirim Ve Sanayi

            Mamulleri Pazarlama, A.S.          306,320
   429,100  Migros Turk, T.A.S.                285,692
   420,000  Otosan Otomobil Sanayii,
            A.S.                               232,036
   438,000  Petkim Petrokimya

            Holding, A.S.                      134,951
   900,000  Tat Konserve Sanayii, A.S.          70,121
   445,000  (b)Tupras Turkiye Petrol

            Rafinerileri, A.S.                 201,721
 1,231,304  (b)Turk Sise Ve Cam
            Fabrikalari, A.S.                  126,457
22,215,385  Yapi ve Kredi Bankasi A.S.         527,121

                                          ------------
            Total                            5,433,891

                                          ------------
            VENEZUELA--2.3%

    45,000  (b)Compania Anonima Nacional
            Telefonos de Venezuela,

            Class D, ADR                     1,670,625
   137,000  Mavesa SA, ADR                   1,027,500
   180,000  Sider Venezolana, ADR              654,192
Common Stocks--continued

            VENEZUELA--CONTINUED
    75,000  Sudamtex de Venezuela,

            Class B, ADR                  $    227,670
   138,000  (b)(e)Venepal, Class B, GDR        284,970
                                          ------------
            Total                            3,864,957

                                          ------------
            Total Common Stocks
            (identified cost

            $115,309,034)                  132,356,156
                                          ------------
Preferred Stocks--7.2%

            BRAZIL--7.1%

 1,800,000  Banco Itau, S.A., PN               924,801
   213,000  (b)Centrais Electricas de
            Santa Catarina SA-Celesc,
            Preference, Series B               256,674

 2,200,000  Centrais Eletricas

            Brasileiras, PN, S.A., PNA       1,083,045

53,500,000  (b)Cia Paranaense de
            Energia, Preference, Series

            B                                  789,631

   500,000  (b)Cia Riograndense De
            Telecomunicacoes, Pfd.             677,721
    53,500  Companhia Vale Do Rio Doce,
            Preference                       1,181,948

 5,900,000  Petroleo Brasileiro S.A., PN     1,410,929
29,000,000  (b)Telecomunicacoes

            Brasileiras, PN                  4,001,214
 5,100,000  Telecomunicacoes de Minas

            Gerais, Preference, Series B       776,077
14,840,000  Uniao de Bancos

            Brasileiros, PN                    512,781

                                          ------------
            Total                           11,614,821

                                          ------------
            KOREA, REPUBLIC OF--0.0%
     1,952  Samsung Electronics Co.             77,252
                                          ------------
            RUSSIA--0.1%

   400,000  (b)Surgutneftegaz                  220,800
                                          ------------
            Total Preferred Stocks
            (identified cost $7,174,166)    11,912,873

                                          ------------
Rights--0.1%

            BRAZIL--0.0%

    63,257  (b)Telecomunicacoes de Minas
            Gerais, Rights                         565
                                          ------------
            GREECE--0.1%
    13,200  Hellenic Technodomiki,

            Rights                              77,104
    24,000  Michaniki, S.A., Rights             16,436
    25,000  Sarantis, S.A., Rights              21,241
                                          ------------
            Total                              114,781

                                          ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         BILTMORE EMERGING MARKETS FUND

Principal

 Amount

or Shares                                        Value

---------------------------------------------------------
Rights--continued
            KOREA, REPUBLIC OF--0.0%

     6,170  Kookmin Bank, Rights          $      9,061
    10,002  Samsung Electronics Co.,
            Rights                               7,669

                                          ------------
            Total                               16,730

                                          ------------
            PORTUGAL--0.0%

    20,000  Somague-Sociedade Gestora de
            Participacoes, Rights                9,886

                                          ------------
            TURKEY--0.0%
   600,000  Tat Konserve Sanayii A.S.,

            Rights                              42,497

                                          ------------
            Total Rights

            (identified cost $77,485)          184,459
                                          ------------
Warrants--0.1%
            HONG KONG--0.0%

    50,000  GZI Transportation Ltd.,
            Warrants                             7,550
                                          ------------
            INDONESIA--0.1%
    54,687  PT Bank Dagang Nasional,

            Warrants                            22,257
    80,260  PT Bank International
            Indonesia, Warrants                 29,695
    62,503  PT Indah Kiat Pulp & Paper
            Corp., Warrants                     19,914

                                          ------------
            Total                               71,866

                                          ------------
            PORTUGAL--0.0%

     1,483  Estabelecimentos Jeronimo
            Martins & Filho SGPS, S.A.,

            Warrants                            34,289

                                          ------------
            THAILAND--0.0%
     9,375  Thai Farmers Bank Co.,

            Warrants                             6,492

                                          ------------
            Total Warrants

            (identified cost $55,060)          120,197
                                          ------------
Convertible Bond--0.2%
            TAIWAN, PROVINCE OF CHINA--

            0.2%

    30,500  (b)Yang Ming Marine, Unsub.,
            2.00%, 10/6/2001 (identified

            cost $396,500)                     353,800
                                          ------------
Closed-End Investment Companies--5.2%

            CHILE--0.3%

    10,000  Genesis Chile Fund            $    470,000
                                          ------------
            CZECH REPUBLIC--0.1%

    20,496  (b)Sporitelni Privat

            Vseobecny                           48,473

                                          ------------
            HONG KONG--0.3%

    30,000  (b)Formosa Growth Fund Ltd.        573,750

                                          ------------
            HUNGARY--0.6%

     7,000  (b)Hungarian Investment Co.        955,500

                                          ------------
            INDIA--1.1%

   495,000  (b)The India Fund                  777,360
   130,000  (b)India Fund Inc.               1,105,000
                                          ------------
            Total                            1,882,360

                                          ------------
            MEXICO--0.3%

    30,000  Mexico Fund                        506,250
                                          ------------
            ROMANIA--0.6%

     1,000  Romania Investment Fund Ltd.     1,030,000

                                          ------------
            TAIWAN, PROVINCE OF CHINA--
            1.8%

     7,000  Taipei Fund                        773,500
   200,000  ROC Taiwan Fund                  2,200,000
                                          ------------
            Total                            2,973,500

                                          ------------
            TURKEY--0.1%

    12,000  Turkish Growth Fund                186,000
                                          ------------
            Total Closed-End Investment
            Companies (identified cost

            $7,544,250)                      8,625,833
                                          ------------
(a) Repurchase Agreement--4.0%
            UNITED STATES--4.0%

$6,650,099  Nomura Securities
            International, Inc., 5.54%,
            dated 5/30/1997, due

            6/2/1997 (at amortized cost)     6,650,099

                                          ------------
            Total Investments
            (identified cost

            $137,206,594)                 $160,203,417
                                          ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             BILTMORE BALANCED FUND
                            PORTFOLIO OF INVESTMENTS

                            MAY 31, 1997 (UNAUDITED)


  Shares                                         Value

---------------------------------------------------------
Common Stocks--53.9%
            CAPITAL GOODS--2.2%

    38,742  General Electric Co.             $  2,339,048
    38,900  Harsco Corp.                        1,517,100
    16,000  Honeywell, Inc.                     1,164,000
    23,185  Ingersoll-Rand Co.                  1,263,583
                                             ------------
            Total                               6,283,731

                                             ------------
            COMMERCIAL SERVICES--0.1%
    10,000  Equifax, Inc.                         312,500
                                             ------------
            CONSUMER DURABLES--2.1%

    42,991  Dover Corp.                         2,461,235
    82,180  Ford Motor Co.                      3,081,750
    16,740  Hasbro, Inc.                          485,460
                                             ------------
            Total                               6,028,445

                                             ------------
            CONSUMER NON-DURABLES--21.3%
    34,400  Abbott Laboratories                 2,167,200
    12,465  (b)Adaptec, Inc.                      458,089
    40,785  American Home Products Corp.        3,109,856
    15,620  Baxter International, Inc.            823,955
    57,440  Bristol-Myers Squibb Co.            4,214,660
    42,035  CPC International, Inc.             3,615,010
    16,000  Coca-Cola Co.                       1,092,000
    74,857  Columbia/HCA Healthcare Corp.       2,741,637
    36,830  Danka Business Systems, PLC ,
            ADR                                 1,477,804
    46,260  Disney (Walt) Co.                   3,787,537
    51,606  Electronic Data Systems Corp.       1,928,774

     5,455  Gillette Co.                          484,813
    31,830  (b)HealthCare COMPARE Corp.         1,571,606
    36,550  Johnson & Johnson                   2,188,431
    23,610  Kellogg Co.                         1,741,238
    14,480  Kimberly-Clark Corp.                  725,810
    24,795  (b)Lear Corp.                         948,409
    62,515  Lowe's Cos., Inc.                   2,461,528
    19,570  McDonald's Corp.                      983,393
    18,755  Medtronic, Inc.                     1,387,870
    17,050  Merck & Co., Inc.                   1,532,369
    72,320  Newell Co.                          2,766,240
    17,770  Nike, Inc., Class B                 1,012,890
   143,385  PepsiCo, Inc.                       5,269,399
   101,895  Philip Morris Cos., Inc.            4,483,380
     7,500  Procter & Gamble Co.                1,034,063
    17,680  R.J.R. Nabisco, Inc., Class A         700,570
    19,382  Service Corp. International           683,216
    16,500  Tecumseh Products Co., Class A        934,313
    74,800  (b)Tenet Healthcare Corp.           2,057,000
Common Stocks--continued

            CONSUMER NON-DURABLES--CONTINUED
    40,146  Tribune Co.                      $  1,736,315
                                             ------------
            Total                              60,119,375

                                             ------------
            ENERGY--3.3%

    14,825  Amoco Corp.                         1,324,984
    29,100  Exxon Corp.                         1,724,175
    12,159  Mobil Corp.                         1,700,740
     7,920  Royal Dutch Petroleum Co., ADR      1,546,380
    24,660  Schlumberger Ltd.                   2,937,623

                                             ------------
            Total                               9,233,902

                                             ------------
            FINANCE--8.3%
    28,110  American International Group,

            Inc.                                3,805,391
    17,115  Capital One Financial Corp.           549,819
    10,000  Chase Manhattan Corp.                 945,000
    36,405  Chubb Corp.                         2,220,705
    24,650  Citicorp                            2,819,343
    64,175  Countrywide Credit Industries,
            Inc.                                1,724,703
    57,860  Federal Home Loan Mortgage
            Corp.                               1,909,380
    66,075  Federal National Mortgage
            Association                         2,882,522
    18,667  First USA, Inc.                       924,017
     4,010  MBIA Insurance Corporation            430,574
    12,920  MGIC Investment Corp.               1,149,880
     6,200  PMI Group                             340,225
    10,000  Providian Corp.                       598,750
    11,810  Wells Fargo & Co.                   3,111,935
                                             ------------
            Total                              23,412,244

                                             ------------
            MATERIALS & SERVICES--4.5%
    11,185  Air Products & Chemicals, Inc.        869,634
    79,065  Ecolab, Inc.                        3,291,080
    15,795  FMC Corp.                           1,137,240
    18,945  Mead Corp.                          1,207,744
    27,485  Millipore Corp.                     1,185,291
    51,665  Praxair, Inc.                       2,718,871
    22,215  Sonoco Products Co.                   647,012
    26,190  Tyco International, Ltd.            1,663,065
                                             ------------
            Total                              12,719,937

                                             ------------
            TECHNOLOGY--8.7%

    25,420  (b)3Com Corp.                       1,232,870
    10,820  Avnet, Inc.                           681,660
    12,180  Boeing Co.                          1,281,945
    59,936  (b)Cabletron Systems, Inc.          2,637,184
    51,740  Cisco Systems, Inc.                 3,505,385

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             BILTMORE BALANCED FUND


 Shares or
 Principal

  Amount                                         Value

---------------------------------------------------------
Common Stocks--continued

            TECHNOLOGY--CONTINUED

     8,885  Compaq Computer Corp.            $    961,801
    50,530  Computer Associates
            International, Inc.                 2,766,517
    35,840  Hewlett-Packard Co.                 1,845,760
    18,680  Intel Corp.                         2,830,020
    35,330  Motorola, Inc.                      2,345,029
    10,000  Texas Instruments, Inc.               898,750
    10,290  United Technologies Corp.             827,059
    42,180  Xerox Corp.                         2,857,695
                                             ------------
            Total                              24,671,675

                                             ------------
            TRANSPORTATION--1.5%

    49,645  CSX Corp.                           2,631,185
    42,590  Illinois Central Corp.              1,538,564
                                             ------------
            Total                               4,169,749

                                             ------------
            UTILITIES--1.9%

    20,000  AT&T Corp.                            737,500
    21,760  BellSouth Corp.                       987,360
     9,920  CMS Energy Corp.                      333,560
     6,330  Coastal Corp.                         317,291
     9,261  GTE Corp.                             408,642
    23,305  LCI International, Inc.               565,146
    69,392  Southern Co.                        1,474,580
    10,315  Sprint Corp.                          504,145
                                             ------------
            Total                               5,328,224

                                             ------------
            Total Common Stocks

            (identified cost $116,201,806 )   152,279,782
                                             ------------
Corporate Bonds--8.5%
            ASSET-BACKED SECURITIES--1.4%

$  965,000  Dayton Hudson Credit Card
            Master Trust 1995-1 , Class A,

            6.10%, 2/25/2002                      965,444

   575,000  Ford Credit Auto Loan Master
            Trust 1995-1 A, Class A, 6.50%,

            8/15/2002                             572,470
 1,000,000  Metris Master Trust 1997-1,
            Class A, 6.869%, 11/20/2005         1,001,880
 1,311,052  Prudential Home Mortgage

            Securities 1993-60, Class A1,
            6.75%, 12/25/2023                   1,304,497

                                             ------------
            Total                               3,844,291

                                             ------------
            CONSUMER SERVICES--0.7%
 2,000,000  Tribune Co., Note, 6.25%,

            11/10/2026                          1,951,960

                                             ------------
Corporate Bonds--continued

            FINANCE--5.1%
$1,165,000  BHP Finance (USA), Inc., 6.42%,

            3/1/2026                         $  1,141,921
   850,000  Bankers Trust New York Corp.,
            Sub. Note, 7.375%, 5/1/2008           844,670
 1,000,000  Chase Manhattan Corp., 7.25%,

            6/1/2007                              996,360
 1,000,000  Deutsche Bank Financial, Inc.,

            7.50%, 4/25/2009                    1,010,064
 1,000,000  Fleet Financial Group, Inc.,

            Sr. Note, 6.00%, 10/26/1998           996,640
   775,000  Fleet Financial Group, Inc.,
            Sr. Note, 7.125%, 5/1/2000            782,014
 2,100,000  Ford Motor Credit Corp., 7.32%,

            5/23/2002                           2,108,988
   750,000  Ford Motor Credit Corp., Sr.

            Unsub., 6.50%, 2/28/2002              736,815
   360,000  Household Finance Corp., 7.25%,

            7/15/2003                             361,429
 1,500,000  KFW International Finance,
            7.00%, 3/1/2013                     1,455,885
 2,000,000  Lehman Brothers Holdings, Inc.,

            6.90%, 3/30/2001                    1,987,046
   715,000  Merrill Lynch & Co., Inc., Sr.

            Note, 6.64%, 9/19/2002                705,812
   985,000  Norwest Corp., Sr. Note, Series

            G, 6.00%, 10/13/1998                  981,799
   365,000  Sears Roebuck Acceptance Corp.,

            6.56%, 11/20/2003                     353,966

                                             ------------
            Total                              14,463,409

                                             ------------
            INDUSTRIAL SERVICES--0.7%
 2,000,000  WMX Technologies, Inc., Note,

            8.00%, 4/30/2004                    2,074,340

                                             ------------
            PRODUCER MANUFACTURING--0.3%
   750,000  General Signal Corp., Sr. Note,

            7.114%, 4/8/2002                      755,806

                                             ------------
            RETAIL TRADE--0.3%
 1,000,000  Penney (J.C.) Co., Inc., Note,

            7.60%, 4/1/2007                     1,019,920

                                             ------------
            Total Corporate Bonds

            (identified cost $24,145,662 )     24,109,726
                                             ------------
Mortgage Backed Securities--9.9%
            FEDERAL HOME LOAN BANK--0.9%

 1,000,000  6/19/1997                             997,430
 1,500,000  6/26/1997                           1,494,555
                                             ------------
            Total                               2,491,985

                                             ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             BILTMORE BALANCED FUND

Principal

 Amount                                          Value

---------------------------------------------------------
Mortgage Backed Securities--continued

            FEDERAL HOME LOAN MORTGAGE

            CORPORATION--4.3%

$  247,358  6.50%, 12/1/2008                 $    243,175
    73,149  6.50%, 2/1/2009                        71,912
   741,743  6.50%, 3/1/2009                       729,200
    60,878  6.50%, 4/1/2009                        59,764
   303,686  6.50%, 6/1/2009                       298,128
   333,878  6.50%, 7/1/2010                       327,180
 5,000,000  6/19/1997                           4,987,150
 5,500,000  (d)Discount Note, 6/20/1997         5,484,985

                                             ------------
            Total                              12,201,494

                                             ------------
            FEDERAL NATIONAL MORTGAGE

            ASSOCIATION--2.4%

 1,000,217  6.00%, 12/1/2010                      959,578
 1,674,982  6.00%, 4/1/2011                     1,604,448
   174,416  7.50%, 4/1/2007                       176,693
   862,362  7.50%, 9/1/2022                       864,785
   301,857  8.00%, 1/1/2023                       308,836
   306,140  8.00%, 6/1/2022                       313,408
    31,868  8.50%, 10/1/2024                       33,033
   609,394  8.50%, 12/1/2024                      631,673
    51,310  8.50%, 6/1/2024                        53,186
   604,804  8.50%, 7/1/2024                       628,524
    52,544  8.50%, 8/1/2016                        54,915
 1,000,000  (d)Discount Note, 9/18/1997           983,530
   135,201  Series 1989-75, Class C,

            9/25/2018                             133,507

                                             ------------
            Total                               6,746,116

                                             ------------
            GOVERNMENT NATIONAL MORTGAGE

            ASSOCIATION--2.3%

 2,508,294  6.50%, 4/15/2024                    2,392,286
   956,182  7.00%, 12/20/2025                     927,783
   751,954  7.00%, 5/15/2023                      736,674
 1,639,529  7.00%, 8/15/2023                    1,606,214
   435,482  7.00%, 8/15/2023                      426,633
   390,237  7.50%, 3/15/2023                      390,846
                                             ------------
            Total                               6,480,436

                                             ------------
            Total Mortgage Backed
            Securities

            (identified cost $28,131,750)      27,920,031

                                             ------------
U.S. Treasury--24.9%
            U.S. TREASURY BILLS--0.2%

$  700,000  (d)6/12/1997                     $    699,181
                                             ------------
            U.S. TREASURY BONDS--6.8%
 2,765,000  6.25%, 8/15/2023                    2,518,307
16,136,000  7.25%, 8/15/2022                   16,592,326
                                             ------------
            Total                              19,110,633

                                             ------------
            U.S. TREASURY NOTES--17.9%
 3,300,000  4.75%, 8/31/1998                    3,251,523
 1,770,000  5.125%, 11/30/1998                  1,746,760
   515,000  5.625%, 2/28/2001                     501,239
 2,350,000  5.875%, 8/15/1998                   2,346,327
 1,500,000  6.125%, 7/31/2000                   1,489,215
 7,900,000  6.125%, 8/31/1998                   7,912,324
 2,000,000  6.25%, 1/31/2002                    1,979,680
 1,700,000  6.25%, 2/15/2003                    1,676,897
 2,915,000  6.25%, 4/30/2001                    2,894,041
 3,400,000  6.375%, 8/15/2002                   3,381,402
 3,225,000  6.50%, 8/15/2005                    3,193,750
 1,260,000  6.75%, 6/30/1999                    1,272,991
 2,940,000  6.875%, 5/15/2006                   2,979,043
 4,075,000  7.00%, 7/15/2006                    4,162,857
 1,000,000  7.125%, 2/29/2000                   1,019,220
 3,000,000  7.25%, 8/15/2004                    3,107,340
   675,000  7.50%, 10/31/1999                     692,827
 1,000,000  7.50%, 11/15/2001                   1,038,120
 2,000,000  7.50%, 2/15/2005                    2,102,820
 1,500,000  7.75%, 1/31/2000                    1,551,090
 1,000,000  7.75%, 11/30/1999                   1,032,810
 1,115,000  8.00%, 5/15/2001                    1,173,883
                                             ------------
            Total                              50,506,159

                                             ------------
            Total U.S. Treasury

            (identified cost $70,468,481 )     70,315,973
                                             ------------
(a) Repurchase Agreement--2.3%
 6,560,523  Nomura Securities

            International, Inc., 5.54%,
            dated 5/30/1997, due 6/2/1997

            (at amortized cost)                 6,560,523

                                             ------------
            Total Investments

            (identified cost $245,508,222)   $281,186,035

                                             ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS

                            MAY 31, 1997 (UNAUDITED)

Principal

 Amount                                          Value

---------------------------------------------------------
Asset-Backed Securities--2.1%

            FINANCE--2.1%

$1,885,000  First Bank Corporate Card
            Master Trust 1997-1, Class A,

            6.40%,

            2/15/2003                        $  1,854,859
 1,940,000  Metris Master Trust 1997-1,
            Class A, 6.87%, 11/20/2005          1,943,647

                                             ------------
            Total Asset-Backed Securities
            (identified cost $3,822,595)        3,798,506

                                             ------------
Corporate Bonds--28.5%
            ELECTRONIC TECHNOLOGY--0.4%

   605,000  Motorola, Inc., Deb., 8.40%,
            8/15/2031                             685,574
                                             ------------
            FINANCE--25.4%
 2,095,000  Alco Capital Resources, 6.94%,

            5/21/2001                           2,096,864
 3,000,000  Bankers Trust New York Corp.,

            Sr. Note, 6.75%, 10/3/2001          2,982,780
 1,880,000  Bankers Trust New York Corp.,

            Sub. Note, 7.375%, 5/1/2008         1,868,212
 1,250,000  Beneficial Corp., Medium Term

            Note, 7.99%, 2/14/2000              1,289,063
   750,000  Beneficial Corp., Note, 6.20%,

            12/4/2000                             735,450

   850,000  Beneficial Corp., Unsecured
            Note, Series C, 10.00%,

            1/12/2001                             934,413

 2,000,000  Caterpillar Financial Services
            Corp., 6.38%, 5/15/2001             1,968,500

 1,940,000  Countrywide Funding Corp.,
            Company Guarantee, 6.28%,

            1/15/2003                           1,868,938
 2,000,000  Deere (John) Capital Corp., Sr.

            Note, Series C, 6.23%,

            10/18/2000                          1,968,080
 2,085,000  Deutsche Bank Financial, Inc.,

            Bank Guarantee, 7.50%,

            4/25/2009                           2,105,983

 2,670,000  Empresa Nacional Electricidad
            S.A., Bond, 7.325%, 2/1/2037        2,652,098

   755,000  First Union Corp., Sub. Note,
            6.824%, 8/1/2026                      744,596

 1,940,000  Ford Motor Credit Corp., 7.32%,
            5/23/2002                           1,948,303

 2,000,000  Hanson Overseas B.V., Sr. Note,
            6.75%, 9/15/2005                    1,930,940

 1,500,000  Household Finance Corp., Sr.
            Note, 6.23%, 2/16/1999              1,496,400

Corporate Bonds--continued

            FINANCE--CONTINUED

$1,915,000  International Lease Finance
            Corp., 6.97%, 1/10/2001          $  1,921,153
 1,885,000  KFW International Finance,
            7.00%, 3/1/2013                     1,829,562
 2,665,000  Lehman Brothers Holdings, Inc.,
            6.90%, 3/30/2001                    2,647,739

 1,330,000  Lehman Brothers Holdings, Inc.,
            Sr. Note, 7.11%, 5/16/1998          1,253,658

 2,835,000  Mellon Capital I, Company
            Guarantee, Series A, 7.72%,

            12/1/2026                           2,692,938
   500,000  Merrill Lynch & Co., Inc.,
            Medium Term Note, 6.00%,

            5/20/2008                             498,125
 3,000,000  Merrill Lynch & Co., Inc., Sr.

            Note, 6.64%, 9/19/2002              2,961,450
 2,000,000  Merrill Lynch & Co., Inc., Sr.

            Note, Series B, 6.80%,

            4/26/2001                           2,001,100
 1,100,000  Metropolitan Life Limited,
            7.00%, 11/1/2005                    1,077,054
 2,090,000  Morgan Stanley Group, Inc.,

            Note, 6.875%, 3/1/2007              2,027,258
 1,205,000  Sears Roebuck Acceptance Corp.,

            7.11%, 6/19/2001                    1,215,725

                                             ------------
            Total                              46,716,382

                                             ------------
            HEALTH TECHNOLOGY--1.1%
 2,000,000  Bausch & Lomb, Inc., Note,

            6.56%, 8/12/2026                    1,977,920

                                             ------------
            INDUSTRIAL SERVICES--0.5%
 1,000,000  Du Pont (E.I.) de Nemours &

            Co., Unsecured Note, Series G,
            6.47%, 9/26/2002                      984,510

                                             ------------
            PRODUCER MANUFACTURING--0.1%
   240,000  Armstrong World Industries,

            Inc., Deb., 9.75%, 4/15/2008          283,882

                                             ------------
            UTILITIES--1.0%
 2,000,000  Bell Atlantic-New Jersey, Deb.,

            5.875%, 2/1/2004                    1,878,960

                                             ------------
            Total Corporate Bonds

            (identified cost $52,923,666)      52,527,228

                                             ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE FIXED INCOME FUND

Principal

 Amount                                          Value

---------------------------------------------------------
Foreign Bonds--2.2%

            FINANCE--2.2%
$2,090,000  Kingdom of Thailand, 7.75%,

            4/15/2007                        $  2,102,436
 2,075,000  Quebec, Province of, Deb.,
            7.00%, 1/30/2007                    2,032,608

                                             ------------
            Total Foreign Bonds

            (identified cost $4,137,005)        4,135,044

                                             ------------
U.S. Government Agencies--17.0%

            FEDERAL HOME LOAN MORTGAGE

            CORPORATION--3.8%

     5,197  12.50%, 3/1/2014                        6,015
     7,115  12.50%, 7/1/2011                        8,178
     3,727  12.50%, 2/1/2010                        4,244
    16,799  11.00%, 10/1/2015                      18,553
     2,952  11.00%, 10/1/2010                       3,250
       769  9.50%, 2/1/2019                           827
     2,215  9.50%, 2/1/2019                         2,381
    29,306  9.50%, 7/1/2016                        31,542
     1,165  8.00%, 1/1/2009                         1,197
    20,560  8.00%, 12/1/2008                       21,080
    23,653  8.00%, 1/1/2008                        24,363
     1,182  9.00%, 1/1/2019                         1,250
     1,565  9.00%, 1/1/2019                         1,654
       135  9.00%, 9/1/2017                           143
     1,541  8.50%, 8/1/2017                         1,612
     5,789  8.50%, 7/1/2017                         6,057
     3,303  8.00%, 1/1/2019                         3,402
     2,100  8.00%, 7/1/2017                         2,163
    49,022  8.00%, 4/1/2009                        50,492
     9,563  8.00%, 2/1/2009                         9,805
   139,724  7.50%, 2/1/2023                       140,204
   126,875  7.50%, 2/1/2023                       127,310
   166,092  7.50%, 2/1/2023                       166,662
   182,487  7.50%, 2/1/2023                       183,113
   194,295  7.50%, 2/1/2023                       194,962
 2,539,203  7.50%, 9/1/2007                     2,575,539
   695,482  7.00%, 6/1/2008                       695,698
 1,941,871  6.50%, 11/1/2011                    1,897,558
   745,902  6.50%, 4/1/2009                       732,252
                                             ------------
            Total                               6,911,506

                                             ------------
            FEDERAL NATIONAL MORTGAGE

            ASSOCIATION--5.6%

       457  12.50%, 9/1/2013                          528
       200  9.50%, 7/1/2016                           216
     1,616  9.50%, 7/1/2016                         1,742
     1,197  9.50%, 7/1/2016                         1,290
     2,620  9.00%, 8/1/2018                         2,787
     1,092  9.00%, 1/1/2017                         1,164
U.S. Government Agencies--continued

            FEDERAL NATIONAL MORTGAGE
            ASSOCIATION--CONTINUED

$      868  8.50%, 2/1/2019                  $        907
       448  8.50%, 2/1/2017                           468
     8,649  8.00%, 1/1/2009                         8,923
    30,456  8.00%, 9/1/2009                        31,422
     3,986  8.00%, 11/1/2008                        4,114
 1,940,747  7.50%, 5/1/2026                     1,934,515
   392,950  7.50%, 1/1/2023                       394,271
   194,870  7.50%, 1/1/2023                       195,174
   184,550  7.50%, 1/1/2023                       185,068
   892,737  7.50%, 4/1/2007                       904,396
   858,224  6.50%, 10/1/2010                      838,107
 2,632,623  6.50%, 9/1/2010                     2,579,970
 1,478,632  6.00%, 1/1/2009                     1,426,407
 1,877,452  6.00%, 4/1/2011                     1,798,393
                                             ------------
            Total                              10,309,862

                                             ------------
            GOVERNMENT NATIONAL MORTGAGE

            ASSOCIATION--7.1%

     4,356  12.25%, 5/15/2014                       4,966
     8,525  12.25%, 8/15/2013                       9,700
       113  11.00%, 11/15/2015                        127
     1,059  11.00%, 11/15/2015                      1,186
     6,070  11.00%, 9/15/2015                       6,795
     7,138  11.00%, 9/15/2015                       7,950
     2,050  10.50%, 8/15/2017                       2,249
    36,932  10.50%, 8/15/2017                      40,755
     6,001  10.50%, 7/15/2017                       6,629
     5,158  10.50%, 9/15/2015                       5,418
     1,778  10.50%, 11/15/2000                      1,868
       664  10.50%, 11/15/2000                        698
     1,841  10.50%, 11/15/2000                      1,934
     3,237  10.50%, 10/15/2000                      3,360
    29,502  9.50%, 11/15/2020                      31,784
    16,737  9.50%, 11/15/2020                      18,032
    19,545  9.50%, 10/15/2020                      21,057
    61,506  9.50%, 10/15/2020                      66,264
    23,089  9.50%, 10/15/2020                      24,875
    39,032  9.50%, 9/15/2020                       42,052
    31,455  9.50%, 6/15/2020                       33,888
    39,533  9.50%, 4/15/2020                       42,592
    33,995  9.50%, 4/15/2020                       36,625
    23,821  9.50%, 4/15/2020                       25,664
       415  9.50%, 2/15/2019                          447
     3,155  9.50%, 7/15/2018                        3,402
    14,930  9.50%, 10/15/2017                      16,107
    19,804  9.50%, 9/15/2017                       21,366
   193,827  9.50%, 12/15/2016                     209,209

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE FIXED INCOME FUND

Principal

 Amount                                          Value

---------------------------------------------------------
U.S. Government Agencies--continued

            GOVERNMENT NATIONAL MORTGAGE
            ASSOCIATION--CONTINUED

$    3,246  9.50%, 7/15/2016                 $      3,504
    13,667  9.50%, 7/15/2016                       14,751
    47,506  9.50%, 6/15/2016                       51,276
     1,547  9.50%, 5/15/2016                        1,669
     2,544  9.50%, 5/15/2016                        2,746
    11,387  9.50%, 5/15/2016                       12,291
     1,748  9.50%, 6/15/2001                        1,814
    48,471  9.00%, 1/15/2021                       51,621
    42,084  9.00%, 1/15/2021                       44,819
    77,000  9.00%, 1/15/2021                       82,004
    98,770  9.00%, 1/15/2021                      105,189
    32,575  9.00%, 1/15/2021                       34,692
    45,646  9.00%, 1/15/2020                       48,648
    35,424  9.00%, 11/15/2020                      37,754
    23,215  9.00%, 6/15/2018                       24,800
    32,182  9.00%, 5/15/2018                       34,379
     9,296  9.00%, 4/15/2018                        9,931
   131,398  9.00%, 12/15/2019                     140,143
    45,661  9.00%, 12/15/2019                      48,699
    53,926  9.00%, 11/15/2019                      57,515
    48,648  9.00%, 10/15/2019                      51,885
    71,653  9.00%, 1/15/2017                       76,668
     6,623  9.00%, 1/15/2017                        7,087
    38,959  9.00%, 1/15/2017                       41,685
    53,324  9.00%, 1/15/2017                       57,056
    37,321  9.00%, 1/15/2017                       39,933
       825  9.00%, 7/15/2017                          883
    17,004  9.00%, 6/15/2017                       18,194
    29,939  9.00%, 5/15/2017                       32,035
     3,628  9.00%, 12/15/2016                       3,882
    51,827  9.00%, 11/15/2016                      55,455
    13,467  9.00%, 10/15/2016                      14,410
       284  9.00%, 10/15/2016                         304
    45,547  9.00%, 10/15/2016                      48,734
    48,696  9.00%, 10/15/2016                      52,105
    40,852  9.00%, 9/15/2016                       43,711
    37,870  9.00%, 9/15/2016                       40,521
     1,725  9.00%, 9/15/2016                        1,846
    40,420  9.00%, 9/15/2016                       43,249
    16,728  9.00%, 9/15/2016                       17,898
     1,834  9.00%, 8/15/2016                        1,962
       147  9.00%, 8/15/2016                          158
    17,311  9.00%, 7/15/2016                       18,522
    26,803  9.00%, 6/15/2016                       28,679
     8,745  9.00%, 5/15/2016                        9,357
    22,805  9.00%, 5/15/2016                       24,401
    33,380  9.00%, 5/15/2016                       35,717
U.S. Government Agencies--continued

            GOVERNMENT NATIONAL MORTGAGE
            ASSOCIATION--CONTINUED

$   19,757  9.00%, 6/15/2016                 $     21,078
     1,872  9.00%, 6/15/2016                        2,003
    44,567  8.50%, 6/15/2022                       46,516
   123,811  8.50%, 5/15/2022                      129,228
   120,053  8.50%, 5/15/2022                      125,305
    16,070  8.50%, 4/15/2022                       16,773
    86,009  8.50%, 12/15/2021                      89,959
   102,127  8.50%, 11/15/2021                     106,818
    40,063  8.50%, 11/15/2021                      41,903
    30,807  8.50%, 11/15/2021                      32,222
    14,759  8.50%, 9/15/2021                       15,437
    56,286  8.50%, 5/15/2021                       58,871
    21,948  8.50%, 5/15/2016                       23,091
   114,977  8.50%, 6/15/2016                      120,966
    35,060  8.50%, 6/15/2016                       36,886
    10,154  8.50%, 6/15/2016                       10,683
    26,550  8.50%, 7/15/2016                       27,933
     6,749  8.50%, 6/15/2017                        7,101
     4,121  8.50%, 9/15/2017                        4,336
    10,925  8.00%, 6/15/2017                       11,270
   111,901  8.00%, 4/15/2022                      114,626
    17,616  8.00%, 2/15/2017                       18,172
   120,815  8.00%, 9/15/2022                      123,758
   208,884  8.00%, 9/15/2022                      213,972
   348,566  8.00%, 5/15/2022                      357,058
 1,179,439  8.00%, 9/15/2022                    1,208,170
 1,321,276  7.50%, 1/15/2024                    1,321,685
    86,928  7.50%, 3/15/2023                       87,064
   170,804  7.50%, 2/15/2023                      171,070
   141,032  7.50%, 2/15/2023                      141,252
   198,514  7.50%, 12/15/2022                     199,010
   141,590  7.50%, 12/15/2022                     141,944
   186,608  7.50%, 12/15/2022                     187,074
   167,230  7.50%, 12/15/2022                     167,648
   170,852  7.50%, 11/15/2022                     171,279
   177,562  7.50%, 10/15/2022                     178,006
   195,393  7.50%, 8/15/2022                      195,881
   166,199  7.50%, 2/15/2022                      166,614
   148,469  7.50%, 2/15/2022                      148,841
   823,850  7.00%, 6/15/2023                      807,110
   942,291  6.50%, 5/15/2011                      925,207
 1,501,655  6.50%, 5/15/2009                    1,477,478
 1,496,689  6.00%, 5/15/2009                    1,444,305
     1,616  5.50%, 8/15/1998                        1,611
     2,108  5.50%, 8/15/1998                        2,102
                                             ------------
            Total                              13,160,897

                                             ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           BILTMORE FIXED INCOME FUND

Principal

 Amount                                          Value

---------------------------------------------------------
U.S. Government Agencies--continued
            AID TO ISRAEL--0.5%

$1,000,000  5.625%, 9/15/2003                $    945,120
                                             ------------
            Total Government Agencies
            (identified cost $31,675,338)      31,327,385

                                             ------------
U.S. Treasury Obligations--47.5%
            U.S. TREASURY BONDS--15.6%

17,215,000  7.25%, 8/15/2022                   17,701,840
11,250,000  6.75%, 8/15/2026                   10,949,400
                                             ------------
            Total                              28,651,240

                                             ------------
            U.S. TREASURY NOTES--31.9%
 5,000,000  5.625%, 11/30/1998                  4,969,550
 3,750,000  5.75%, 8/15/2003                    3,597,638
 1,000,000  5.875%, 11/15/2005                    949,370
 3,500,000  6.00%, 9/30/1998                    3,499,440
 1,170,000  6.125%, 8/31/1998                   1,171,825
 5,045,000  6.25%, 10/31/2001                   4,998,485
 1,500,000  6.375%, 3/31/2001                   1,495,785
 4,500,000  6.50%, 10/15/2006                   4,445,145
 4,000,000  6.50%, 4/30/1999                    4,023,120
 1,000,000  6.50%, 5/15/2005                      991,250
U.S. Treasury Obligations--continued
            U.S. TREASURY NOTES--CONTINUED

$1,365,000  6.50%, 5/31/2001                 $  1,366,706
 2,000,000  6.50%, 8/15/2005                    1,980,620
 2,000,000  6.625%, 6/30/2001                   2,010,320
 2,420,000  6.75%, 4/30/2000                    2,444,587
 3,000,000  6.75%, 6/30/1999                    3,030,930
 6,190,000  6.875%, 5/15/2006                   6,272,203
 7,000,000  7.00%, 4/15/1999                    7,100,590
 4,200,000  7.50%, 2/15/2005                    4,415,922
                                             ------------
            Total                             ]58,763,486

                                             ------------
            Total U.S. Treasury Obligations
            (identified cost $88,396,653)      87,414,726

                                             ------------
(a) Repurchase Agreement--1.9%
 3,588,670  Nomura Securities

            International, Inc., 5.54%,
            dated 5/31/1997, due 6/2/1997

            (at amortized cost)                 3,588,670

                                             ------------
            Total Investments
            (identified cost

            $184,543,927)(b)                 $182,791,559

                                             ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     BILTMORE SHORT-TERM FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS

                            MAY 31, 1997 (UNAUDITED)

Principal

 Amount                                          Value

---------------------------------------------------------
Asset-Backed Securities--0.0%

            FINANCE--0.0%

$      479  Shawmut National Grantor Trust

            1992-A, 5.55%, 11/15/1997
            (identified cost $486)           $        478

                                             ------------
Corporate Bonds--21.0%

            BANKING--3.0%
 1,000,000  Fleet Financial Group, Inc.,

            7.250%, 10/15/1997                  1,006,630

 2,500,000  International American
            Development Bank, 9.50%,

            10/15/1997                          2,533,175

                                             ------------
            Total                               3,539,805

                                             ------------
            FINANCE--14.6%

 3,000,000  Associates Corp. of North
            America, 6.00%, 3/15/1999           2,978,130
 3,500,000  Household Financial Corp.,
            6.81%, 5/25/2000                    3,506,055
 2,750,000  Lehman Brothers Holdings, Inc.,
            6.70%, 1/24/2000                    2,740,141

 2,000,000  Norwest Corp., 6.250%,

            4/15/1999                           1,992,940
 4,000,000  Sears Roebuck Acceptance Corp.,

            6.54%, 5/6/1999                     4,001,000
 2,000,000  Transamerica Financial Corp.,

            6.75%, 8/15/1997, Senior Notes      2,005,000

                                             ------------
            Total                              17,223,266

                                             ------------
            INDUSTRIAL SERVICES--1.7%
 2,000,000  WMX Technologies, Inc., 6.00%,

            11/2/1998                           1,990,040

                                             ------------
Corporate Bonds--continued
            UTILITIES-ELECTRIC--1.7%

$2,000,000  Kansas City Power and Light
            Co., 6.37%, 10/15/1999, Medium

            Term Notes                       $  1,982,560
                                             ------------
            Total Corporate Bonds

            (identified cost $24,781,190)      24,735,671

                                             ------------
U.S. Treasury Obligations--77.5%
            U.S. TREASURY NOTES--77.5%

 2,750,000  5.50%, 11/15/1998                   2,728,935
25,250,000  5.625%, 11/30/1998                 25,096,228
 8,500,000  5.875%, 2/15/2000                   8,404,375
 7,250,000  6.00%, 9/30/1998                    7,248,840
 1,750,000  6.125%, 5/15/1998                   1,754,095
 6,000,000  6.125%, 8/31/1998                   6,009,360
   500,000  6.375%, 5/15/2000                     500,235
25,000,000  6.50%, 4/30/1999                   25,082,000
 6,750,000  6.75%, 6/30/1999                    6,819,593
 1,500,000  6.875%, 3/31/2000                   1,519,920
 6,000,000  7.00%, 4/15/1999                    6,086,220
                                             ------------
            Total U.S. Treasury Obligations
            (identified cost $91,446,261)      91,249,801

                                             ------------
(a) Repurchase Agreement--0.1%
   145,597  Nomura Securities

            International, Inc., 5.54%,
            dated 5/30/1997, due 6/2/1997

            (at amortized cost)                   145,597

                                             ------------
            Total Investments

            (identified cost $116,373,534)   $116,131,547

                                             ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE GEORGIA MUNICIPAL BOND FUND
                            PORTFOLIO OF INVESTMENTS

                            MAY 31, 1997 (UNAUDITED)


Principal                                   Credit
Amount                                      Rating*     Value

-----------------------------------------------------------------
Long-Term Municipals--96.4%

            GEORGIA--96.4%

$  100,000  Atlanta, GA Downtown
            Development Authority,
            Refunding Revenue Bonds,
            6.25% (Original Issue Yield:

            6.435%), 10/1/2016                AA      $   105,004
   200,000  Atlanta, GA, GO UT (Series
            A), 6.125% (Original Issue

            Yield: 6.18%), 12/1/2023          AA          207,284
   510,000  Atlanta, GA, Urban
            Residential Finance
            Authority, Dorm Facility
            Revenue Refunding Bonds,
            5.70% (Morehouse
            College)/(MBIA INS),

            12/1/2010                         AAA         526,060

    80,000  Brunswick, GA, Water & Sewer
            Refunding Revenue Bonds,
            6.10% (MBIA INS)/(Original
            Issue Yield: 6.27%),

            10/1/2019                         AAA          86,284

   500,000  Burke County, GA Development
            Authority, PCR (Series 6),
            4.375% (Georgia Power Company
            Plant Vogtle)/(AMBAC INS),

            11/1/2000                         AAA         496,975

    90,000  Burke County, GA Development
            Authority, PCR Bonds, 7.50%
            (Oglethorpe Power Corp.)/

            (MBIA INS), 1/1/2003              AAA          97,816

    50,000  Chatham County, GA School
            District, GO UT, 6.75% (MBIA

            INS), 8/1/2018                    AAA          56,166

   500,000  Cobb County, GA School
            District, GO UT Refunding
            Bonds, 6.65% (United States
            Treasury PRF), 2/1/1999

            (@102)                            AA          528,435

   100,000  Cobb County, GA Solid Waste
            Management Authority, Revenue

            Bonds, 6.35%, 1/1/2009            AA+         110,509
   200,000  De Kalb County, GA School

            District, GO UT Bonds (Series

            A), 6.25%, 7/1/2011               AA          220,460
 1,000,000  De Kalb County, GA Water &
            Sewer, Refunding Revenue
            Bonds, 5.125% (Original Issue

            Yield: 5.25%), 10/1/2011          AA          976,130
Long-Term Municipals--continued

            GEORGIA--CONTINUED
$  500,000  De Kalb County, GA Water &

            Sewer, Refunding Revenue
            Bonds, 5.25% (Original Issue

            Yield: 5.42%), 10/1/2023          AA      $   473,705
   150,000  De Kalb County, GA, GO UT
            Bonds, 5.50% (Original Issue

            Yield: 5.60%), 1/1/2016           AA+         148,188
   100,000  Decatur, GA Housing
            Authority, Mortgage Refunding
            Revenue Bonds, 6.45% (FHA and
            MBIA INS)/(Original Issue

            Yield: 6.524%), 7/1/2025          AAA         102,792
   500,000  Downtown Savannah, GA,
            Refunding Revenue Bonds
            (Series A), 4.95% (Original

            Issue Yield: 5.05%), 1/1/2006     AA          501,265
   120,000  Fayette County, GA School
            District, GO UT Bonds, 6.125%
            (Original Issue Yield:

            6.30%),

            3/1/2015                          A+          125,779

   160,000  Fayette County, GA, Water
            Revenue Bonds (Series B),
            6.20% (FGIC INS)/(Original
            Issue Yield: 6.30%),

            10/1/2022                         AAA         167,902

    60,000  Forsyth County, GA School
            District, GO UT Bonds, 6.70%,

            7/1/2012                          A+           68,612

    25,000  Fulton County, GA School
            District, GO UT Bonds, 5.60%
            (Original Issue Yield:

            5.65%),

            1/1/2011                          AA           25,523
   300,000  Fulton County, GA Water &
            Sewage System, Revenue
            Refunding Bonds, 5.625% (FGIC
            INS)/(Original Issue Yield:

            5.75%), 1/1/2001                  AAA         311,199

   475,000  Fulton County, GA, Water and
            Sewer Refunding Revenue
            Bonds, 6.25% (FGIC INS)/
            (Original Issue Yield:

            6.425%), 1/1/2007                 AAA         522,989

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE GEORGIA MUNICIPAL BOND FUND


Principal                                   Credit
Amount                                      Rating*     Value

-----------------------------------------------------------------
Long-Term Municipals--continued

            GEORGIA--CONTINUED

$  500,000  Fulton De Kalb, GA Hospital
            Authority, Revenue Bonds,
            5.50% (MBIA INS)/(Original

            Issue Yield: 5.85%), 1/1/2012     AAA     $   501,430
   400,000  Gainsville & Hall County, GA
            Hospital Authority, Revenue Anticipation Certificates,
            5.75% (Northeast GA Healthcare Project)/(MBIA
            INS)/(Original Issue Yield:

            5.98%), 10/1/2017                 AAA         403,220

   300,000  Georgia Medical Center
            Hospital Authority, Refunding
            Revenue Anticipation
            Certificates (Series C),
            5.90% (Columbus Regional
            Healthcare System)/(MBIA
            INS)/ (Original Issue Yield:
            5.95%),

            8/1/2001                          AAA         314,274

   285,000  Georgia Municipal Electric Authority, Electric Power
            Revenue Refunding Bonds (Series B), 6.125% (FGIC INS)/
            (Original Issue Yield:

            6.30%),

            1/1/2014                          AAA         295,554

   500,000  Georgia State HFA, Refunding
            Revenue SFM Bonds (Subser
            A-2), 6.55% (FHA/VA mtgs

            GTD), 12/1/2027                   AA+         516,295

   200,000  Georgia State, GO UT Bonds

            (Series B), 7.20%, 3/1/2006       AA+         233,224
   500,000  Georgia State, GO UT Bonds

            (Series D), 6.80%, 8/1/2000       AA+         535,590
   200,000  Georgia State, GO UT Bonds

            (Series F), 6.50%, 12/1/2007      AA+         226,644
   430,000  Georgia State, GO UT, 6.25%,

            4/1/2007                          AA+         476,083

   500,000  Griffin, GA, Combined Public
            Utility Revenue Bonds, 5.40%

            (FSA INS), 1/1/2016               AAA         497,595
   100,000  Gwinnett County, GA, Water &

            Sewage Utility Certificates
            of Participation, 8.40%,

            8/1/2001                          AA          114,393

    30,000  Hapeville, GA, Water & Sewer
            Revenue Bonds, 6.20% (MBIA

            INS), 7/1/2006                    AAA          32,726

Long-Term Municipals--continued

            GEORGIA--CONTINUED

$   25,000  Henry County, GA & Henry
            County Water & Sewer
            Authority, GO LT Revenue
            Refunding Bonds (Series A),
            5.25% (AMBAC INS)/(Original
            Issue Yield: 5.40%), 2/1/2018     AAA     $    23,861
   500,000  Houston County, GA School
            District, GO UT Bond, 5.50%

            (MBIA INS), 3/1/2016              AAA         492,200

   400,000  Marietta, GA Development
            Authority, Revenue Bonds
            (Series B), 5.75% (Life
            College, Inc.)/(CGIC
            LOC)/(Original Issue Yield:

            5.91%), 9/1/2014                  AAA         406,308

   500,000  Meriwether County, GA School
            District, GO UT Bonds, 7.00%

            (FSA INS), 2/1/2007               AAA         578,175

   400,000  Newton County School
            District, GA, GO UT Bonds,
            5.625% (FGIC INS)/(Original

            Issue Yield: 5.70%), 2/1/2013     AAA         407,356
   100,000  Peach County, GA School

            District, GO UT Bonds, 6.30%
            (MBIA INS)/(Original Issue

            Yield: 6.35%), 2/1/2014           AAA         107,677
   250,000  Private Colleges &
            Universities Facilities of
            GA, Refunding Revenue Bonds,
            5.625% (Agnes Scott College
            Project)/(Original Issue

            Yield: 5.70%), 6/1/2023           AA-         250,318
   685,000  Richmond County, GA Water &

            Sewage, Refunding Revenue
            Bonds, 5.25% (FGIC INS)/
            (Original Issue Yield:

            5.491%), 10/1/2021                AAA         658,134

   200,000  Rockdale County, GA School
            District, GO UT Bonds, 6.30%,

            1/1/2007                          A1          219,294

   150,000  Savannah, GA Resources
            Recovery Development
            Authority, Refunding Revenue
            Bonds, 5.95% (Savannah Energy

            Systems Co.), 12/1/2002           A+          156,929

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      BILTMORE GEORGIA MUNICIPAL BOND FUND


Principal                                   Credit
Amount                                      Rating*     Value

-----------------------------------------------------------------
Long-Term Municipals--continued

            GEORGIA--CONTINUED

$  335,000  Savannah, GA Resources
            Recovery Development
            Authority, Revenue Bonds,
            6.30% (Savannah Energy

            Systems Co.), 12/1/2006           A+      $   353,636
   110,000  Savannah, GA Water & Sewage,
            Revenue Bonds, 5.10%
            (Original Issue Yield:

            5.55%), 12/1/2010                 AA-         107,950

                                                      -----------
            Total Long-Term Municipals

            (identified cost $13,375,175)              13,767,943
                                                      -----------
Open-Ended Investment Companies--2.0%
$  229,742  AIM Global Management S+T

            Investments                               $   229,742
    50,133  Fidelity Tax Exempt Money
            Market                                         50,133

                                                      -----------
            Total Open-Ended Investment
            Companies (at net asset

            value)                                        279,875

                                                      -----------
            Total Investments (identified

            cost $13,655,050)                         $14,047,818
                                                      -----------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND
                            PORTFOLIO OF INVESTMENTS

                            MAY 31, 1997 (UNAUDITED)


Principal                                   Credit
Amount                                      Rating*     Value

-----------------------------------------------------------------
Long-Term Municipal Securities--90.9%
            NORTH CAROLINA--90.9%

$1,030,000  Buncombe County, NC, GO UT
            Bonds, 4.90% (Original Issue

            Yield: 5.15%), 4/1/2014           AA-     $   970,723
   190,000  Buncombe County, NC, GO UT
            Bonds, 5.20%, 5/1/2008            AA-         193,239
 1,400,000  Carteret County, NC, GO UT

            Bonds, 5.40% (MBIA INS)/
            (Original Issue Yield:

            5.60%),

            5/1/2015                          AAA       1,402,324
   100,000  Charlotte, NC, GO UT Bonds,
            5.70%, 2/1/2007                   AAA         105,906
 1,500,000  Charlotte, NC, GO UT
            Refunding Bonds, 5.00%
            (Original Issue Yield:

            5.05%),

            2/1/2008                          AAA       1,506,675
 1,250,000  Charlotte, NC, GO UT
            Refunding Bonds, 5.00%
            (Original Issue Yield:

            5.10%),

            2/1/2009                          AAA       1,251,563
   840,000  Charlotte, NC, GO UT
            Refunding Bonds, 5.00%
            (Original Issue Yield:

            5.15%),

            2/1/2012                          AAA         823,267
   900,000  Charlotte, NC, GO UT Water &
            Sewer Bonds (Series A),

            5.30%, 4/1/2008                   AAA         926,487

   960,000  Charlotte-Mecklenburg
            Hospital Authority, NC,
            Health System Revenue
            Refunding Bonds, 5.75%
            (Original Issue Yield:

            6.498%), 1/1/2012                 AA          968,045

 1,000,000  Charlotte-Mecklenburg
            Hospital Authority, NC,
            Revenue Bonds, 5.60%
            (Original Issue Yield:

            5.70%), 1/15/2009                 AA        1,037,650

   345,000  Concord, NC, Certificate of Particiapation, 5.60% (MBIA
            INS)/(Original Issue Yield:

            5.70%), 6/1/2005                  AAA         359,669

   445,000  Concord, NC, Certificate of Participation, 5.40% (MBIA
            INS)/(Original Issue Yield:

            5.50%), 6/1/2003                  AAA         457,847

Long-Term Municipal Securities--continued

            NORTH CAROLINA--CONTINUED

$  210,000  Cumberland County, NC
            Hospital Facilities, Revenue
            Bonds, 6.00% (MBIA INS)/
            (Original Issue Yield:

            6.84%), 10/1/2021                 AAA     $   212,572
   100,000  Cumberland County, NC,
            Certificate of Participation (Series A), 6.375%
            (Cumberland County, NC Civic Center Project)/(AMBAC
            INS)/(Original Issue Yield:

            6.50%), 12/1/2010                 AAA         108,421
   100,000  Cumberland County, NC, GO UT,

            5.70% (MBIA INS)/(Original

            Issue Yield: 5.70%), 2/1/2006     AAA         105,229
   615,000  Currituck County, NC, GO UT

            Bonds, 5.40% (MBIA Insurance

            Corporation INS), 4/1/2009        AAA         630,043
   110,000  Dare County, NC, GO UT

            Refunding Bonds, 5.00% (MBIA

            INS), 5/1/2010                    AAA         107,995

   100,000  Durham County, NC, GO UT
            Bonds, 5.75% (Original Issue

            Yield: 5.95%), 2/1/2009           AAA         104,477
    50,000  Durham County, NC, GO UT
            Bonds, 5.80% (Original Issue

            Yield: 6.00%), 4/1/2010           AAA          52,636
 1,200,000  Durham County, NC, GO UT,
            5.40%, 2/1/1999                   AAA       1,225,008

    50,000  Durham, NC Water & Sewer
            Utility System, Revenue
            Bonds, 5.80% (Original Issue

            Yield: 5.85%), 12/1/2003          AA           53,037
   100,000  Durham, NC, GO UT Revenue
            Bonds, 5.80% (Original Issue

            Yield: 5.95%), 2/1/2012           AAA         104,817
   100,000  East Carolina University, NC,

            Revenue Bonds, 5.50%
            (Original Issue Yield:

            5.60%), 5/1/2018                   A           97,509

 1,500,000  Fayetteville, NC Public Works
            Commission, Refunding Revenue
            Bonds, 4.75% (FGIC INS)/
            (Original Issue Yield:

            5.23%),

            3/1/2014                          AAA       1,378,530

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND


Principal                                   Credit
Amount                                      Rating*     Value

-----------------------------------------------------------------
Long-Term Municipal Securities--continued

            NORTH CAROLINA--CONTINUED
$1,000,000  Forsyth County, NC, GO UT,

            4.75%, 2/1/2005                   AAA     $   998,980
   500,000  Franklin County, NC,
            Certificates of Participation, 6.10% (Jail & School
            Project)/ (FGIC INS)/(Original Issue Yield:

            6.20%), 6/1/2003                  AAA         536,110

   320,000  Fremont, NC Housing
            Development Corp., First Lien
            Revenue Refunding Bonds,
            6.75% (Torhunta
            Apts)/(Federal National
            Mortgage Association COL),

            7/15/2022                         Aaa         329,974
   100,000  Gastonia, NC Combined
            Utilities System, Revenue
            Bonds, 6.00% (MBIA
            INS)/(Original Issue Yield:

            6.10%), 5/1/2014                  AAA         104,450
   500,000  Gastonia, NC, GO UT Bonds,

            5.30% (FGIC INS)/(Original

            Issue Yield: 5.40%), 6/1/2009     AAA         508,130
 1,000,000  Greensboro, NC, Certificate

            of Participation (Series A),
            5.625% (Original Issue Yield:

            6.05%), 12/1/2015                 AA        1,001,680

   105,000  Greensboro, NC, Certificates
            of Participation, 6.65%
            (Coliseum Arena Expansion
            Project)/ (Original Issue

            Yield: 6.70%), 12/1/2004          AA          114,300
   100,000  Greenville, NC Combined
            Enterprise System, Revenue
            Bonds, 5.70% (Original Issue

            Yield: 5.75%), 9/1/2006           A+          105,848
    75,000  Harnett County, NC,
            Certificates of
            Participation, 5.90% (AMBAC

            INS), 12/1/2000                   AAA          78,583
   500,000  Harnett County, NC,
            Certificates of
            Participation, 6.20% (AMBAC

            INS), 12/1/2009                   AAA         543,240

   600,000  High Point, NC, GO UT Revenue

            Bonds, 5.60%, 3/1/2008            AA          629,184
 1,000,000  Johnston County, NC,
            Certificate of Participation,

            4.50% (MBIA INS), 9/1/2000        AAA         998,050
   600,000  Lee County, NC, GO UT, 5.00%

            (MBIA INS)/(Original Issue

            Yield: 5.05%), 4/1/2009           AAA         596,520
Long-Term Municipal Securities--continued

            NORTH CAROLINA--CONTINUED

$  100,000  Martin County, NC IFA, PCR
            Bonds, 6.80% (Weyerhaeuser

            Co.), 5/1/2024                     A      $   108,309
   850,000  Martin County, NC IFA,
            Revenue Bonds, 5.65%

            (Weyerhaeuser Co.), 12/1/2023      A          826,132
   100,000  Mecklenburg County, NC, GO UT
            Bonds, 6.25% (United States
            Treasury PRF)/(Original Issue
            Yield: 6.35%), 1/1/2002

            (@102)                            AAA         108,436

   100,000  Mecklenburg County, NC, GO UT
            Refunding Bonds, 5.90%
            (Original Issue Yield:

            6.05%),

            3/1/2004                          AAA         105,830

 1,225,000  Mecklenburg County, NC, GO
            UT, 4.70% (Original Issue

            Yield: 4.90%), 4/1/2010           AAA       1,151,978
   100,000  North Carolina Educational

            Facilities Finance Agency,
            Refunding Revenue Bonds,
            6.00% (Davidson College)/
            (Original Issue Yield:

            6.20%), 12/1/2012                 AA          102,947

   450,000  North Carolina Educational
            Facilities Finance Agency,
            Revenue Bonds (Series B),
            4.25% (Duke
            University)/(Original Issue

            Yield: 4.30%), 10/1/2003          AA+         435,276
 1,000,000  North Carolina Educational

            Facilities Finance Agency, Revenue Bonds (Series C), 6.75%
            (Duke University)/ (Original Issue Yield:

            6.769%), 10/1/2021                AA+       1,085,770
    20,000  North Carolina HFA, Multi-

            Family Refunding Revenue
            Bonds (Series B), 6.90% (FHA

            INS), 7/1/2024                    AA           21,025

    85,000  North Carolina HFA, Revenue
            Bonds (Series Z), 6.60%,

            9/1/2026                          AA           87,960

   750,000  North Carolina HFA, Revenue

            Bonds, 6.20%, 3/1/2018            AA          763,463
    50,000  North Carolina Medical Care
            Commission Hospital,
            Refunding Revenue Bonds,
            6.125% (Rex
            Hospital)/(Original Issue

            Yield: 6.219%), 6/1/2010          A+           51,985

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND


Principal                                   Credit
Amount                                      Rating*     Value

-----------------------------------------------------------------
Long-Term Municipal Securities--continued

            NORTH CAROLINA--CONTINUED

$1,000,000  North Carolina Medical Care
            Commission Hospital, Revenue
            Bonds (Series C), 5.25% (Duke
            University
            Hospital)/(Original Issue

            Yield: 5.65%), 6/1/2017           AA      $   964,610
   525,000  North Carolina Medical Care
            Commission Hospital, Revenue
            Bonds, 5.20% (Moore Regional

            Hospital)/(FGIC INS)/(Original Issue Yield:

            5.30%), 10/1/2013                 AAA         506,483

 1,500,000  North Carolina Medical Care Commission Hospital, Revenue
            Bonds, 5.375% (Wake County Hospital Systems)/(MBIA INS)/
            (Original Issue Yield:

            5.75%), 10/1/2026                 AAA       1,442,145

 1,000,000  North Carolina Medical Care
            Commission Hospital, Revenue
            Bonds, 7.00% (Duke University
            Hospital)/(Original Issue

            Yield: 7.08%), 6/1/2021           Aaa       1,105,630
 1,095,000  North Carolina Medical Care

            Commission Hospital, Revenue
            Refunding Bonds, 5.10%
            (Wilson Memorial Hospital)/
            (AMBAC INS)/(Original Issue

            Yield: 5.25%), 11/1/2009          AAA       1,091,463
 1,525,000  North Carolina Medical Care

            Commission Hospital, Revenue
            Refunding Bonds, 5.20%
            (Wilson Memorial Hospital)/
            (AMBAC INS)/(Original Issue

            Yield: 5.35%), 11/1/2010          AAA       1,518,961
   850,000  North Carolina Medical Care

            Commission Hospital, Revenue
            Refunding Bonds, 7.375%
            (Presbyterian
            Hospital)/(United States
            Treasury PRF)/(Original Issue
            Yield: 7.417%), 10/1/2000

            (@102)                            Aaa         941,035
   115,000  North Carolina Municipal
            Power Agency No. 1, Catawba
            Electric Revenue Refunding
            Bonds, 5.90% (Original Issue

            Yield: 5.95%), 1/1/2003           A-          119,248
Long-Term Municipal Securities--continued

            NORTH CAROLINA--CONTINUED

$  100,000  North Carolina Municipal
            Power Agency No. 1, Catawba
            Electric Revenue Refunding
            Bonds, 7.875% (United States
            Treasury PRF), 1/1/1998
            (@102)                            AAA     $   104,367
   500,000  North Carolina Municipal
            Power Agency No. 1, Refunding
            Revenue Bonds, 7.625% (AMBAC
            INS)/(Original Issue Yield:

            7.70%), 1/1/2014                  AAA         521,150

   400,000  North Carolina State, GO UT
            Bonds (Series A), 4.70%,

            2/1/2005                          AAA         398,168

 1,000,000  North Carolina State, GO UT
            Refunding Bonds (Series C),
            4.80% (North Carolina Prison
            Facilities)/(Original Issue

            Yield: 4.85%), 3/1/2009           AAA         969,260
   575,000  Onslow County, NC, GO UT
            Bonds, 5.70% (MBIA INS)/
            (Original Issue Yield:

            5.85%),

            3/1/2013                          AAA         597,563

   635,000  Pitt County, NC, Refunding
            Revenue Bonds, 5.20% (Pitt
            County Memorial Hospital)/
            (Original Issue Yield:

            5.30%), 12/1/2008                 AA-         638,473

   400,000  Raleigh, NC, GO UT Refunding

            Bonds, 6.40%, 3/1/2006            AAA         428,472
   515,000  Randolph County, NC,
            Certificate of Participation,

            4.25% (MBIA INS), 6/1/1999        AAA         515,242
   800,000  Randolph County, NC,

            Certificates of Participation, 4.875% (MBIA INS)/(Original
            Issue Yield:

            5.05%), 6/1/2006                  AAA         798,848

   500,000  Robeson County, NC, GO UT
            Refunding Revenue Bonds,

            4.90% (AMBAC INS), 2/1/2007       AAA         499,395

   250,000  Rutherford County, NC, GO UT
            Refunding Bonds, 5.10% (MBIA

            INS), 6/1/2009                    AAA         249,668
 1,025,000  Sanford, NC, GO UT Bonds,

            4.90% (MBIA INS), 3/1/2009        AAA       1,000,687
   200,000  Sanford, NC, GO UT Bonds,

            4.90% (Original Issue Yield:

            4.95%), 3/1/2010                  AAA         193,374

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND


Principal                                   Credit
Amount                                      Rating*     Value

-----------------------------------------------------------------
Long-Term Municipal Securities--continued

            NORTH CAROLINA--CONTINUED

$1,135,000  Shelby, NC Housing
            Development Corp., Mortgage
            Revenue Bonds, 6.10% (Hickory
            Creek Apartments)/(FHA INS),

            2/1/2023                          AAA     $ 1,147,735
   500,000  Wake County, NC, GO UT
            Refunding Bonds, 4.60%
            (Original Issue Yield:

            4.70%),

            4/1/2004                          AAA         495,950

   650,000  Wake County, NC, GO UT
            Refunding Bonds, 4.70%
            (Original Issue Yield:

            4.80%),

            4/1/2005                          AAA         646,971
   500,000  Wake County, NC, GO UT,
            4.90%, 3/1/2004                   AAA         506,125

 1,375,000  Wake County, NC, Hospital
            Revenue Bonds, 5.125% (MBIA
            INS)/(Original Issue Yield:

            5.35%), 10/1/2026                 AAA       1,303,101

    75,000  Wilmington, NC, GO UT Revenue
            Bonds, 5.60% (Original Issue

            Yield: 5.75%), 6/1/2010           A+           77,812

                                                      -----------
            Total Long-Term Municipal
            Securities (identified cost

            $43,336,587)                               44,359,765
                                                      -----------
Short-Term Municipal Securities--1.0%
            NORTH CAROLINA--1.0%

$  500,000  Alamance County, NC
            Industrial Facilities &
            Pollution Control Financing
            Authority, Revenue Bonds
            Weekly VRDNs (SCI Systems,
            Inc.) (at amortized cost)         A1      $   500,000

                                                      -----------
Open-Ended Investment Companies--7.0%
 1,167,185  AIM Short Term Investments

            Co.                                         1,167,185
 1,081,194  Dreyfus Tax Exempt Money
            Market Fund                                 1,081,194
 1,188,870  Fidelity Tax Exempt Money
            Market                                      1,188,870

                                                      -----------
            Total Open-Ended Investment
            Companies (at net asset

            value)                                      3,437,249

                                                      -----------
            Total Investments

            (identified cost $47,273,836)             $48,297,014
                                                      -----------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND
                            PORTFOLIO OF INVESTMENTS

                            MAY 31, 1997 (UNAUDITED)


Principal                                   Credit
Amount                                      Rating*     Value

-----------------------------------------------------------------
Long-Term Municipals--96.9%
            SOUTH CAROLINA--96.9%

$  540,000  Barnwell County, SC School
            District No. 45, GO UT
            Refunding Bonds, 5.60%
            (AMBAC INS)/(State Aid
            Withholding LOC)/(Original
            Issue Yield: 5.65%),
            2/1/2012                         AAA     $   549,515
   570,000  Barnwell County, SC School
            District No. 45, GO UT
            Refunding Bonds, 5.60%
            (AMBAC INS)/(State Aid
            Withholding LOC)/(Original
            Issue Yield: 5.70%),

            2/1/2013                         AAA         578,151
 1,000,000  Beaufort County, SC,
            Certificate of
            Participation, 5.00% (Hilton

            Head Airport), 7/1/2001           A        1,008,410
   675,000  Beaufort County, SC,
            Certificates of
            Participation, 7.125% (AMBAC
            INS)/ (Original Issue Yield:

            7.45%), 6/1/2012                 AAA         731,396
   855,000  Beaufort-Jasper, SC Water &

            Sewer Authority, Waterworks and Sewer System Revenue
            Bonds, 5.90% (FGIC INS)/ (Original Issue Yield:

            6.00%), 3/1/2016                 AAA         871,091
   750,000  Berkeley County, SC,
            Pollution Control Facilities
            Revenue Bonds, 6.50% (South
            Carolina Electric and Gas),

            10/1/2014                        A-          808,673
 1,500,000  Berkeley County, SC, Water &
            Sewer Refunding Revenue
            Bonds, 5.50% (MBIA INS)/
            (Original Issue Yield:

            5.55%), 6/1/2013                 AAA       1,508,190
 1,000,000  Camden, SC Public Utility,

            Revenue Refunding Bonds,
            5.50% (MBIA INS)/(Original
            Issue Yield: 5.80%),

            3/1/2022                         AAA         978,090

 1,105,000  Charleston County, SC
            Airport District, Airport
            System Refunding Revenue
            Bonds, 4.75% (MBIA INS),

            7/1/2015                         AAA         988,577

Long-Term Municipals--continued

            SOUTH CAROLINA--CONTINUED

$1,900,000  Charleston, SC, Certificates
            of Participation, 5.00%
            (AMBAC INS)/(Original Issue

            Yield: 5.39%), 9/1/2015          AAA     $ 1,780,870
 1,000,000  Charleston, SC, Certificates
            of Participation, 7.10%
            (MBIA INS)/(United States
            Treasury PRF), 6/1/2001

            (@102)                           AAA       1,109,260

   250,000  Charleston, SC, GO Bonds

            (Series A), 6.30%, 9/1/2005      AA          268,565
 1,315,000  Charleston, SC, GO UT Bonds,
            9.00% (State Aid Withholding

            LOC), 6/1/2001                   AA        1,527,202

   310,000  Charleston, SC, Resources
            Recovery Revenue Bonds
            (Series A), 9.00% (Foster

            Wheeler Corp.), 1/1/2005          A          325,760
   400,000  Charleston, SC, Water &
            Sewer Refunding Revenue
            Bonds (Series A), 7.05%,

            1/1/2006                         AA-         408,356
 1,000,000  Charleston, SC, Water &
            Sewer Refunding Revenue
            Bonds, 6.00% (Original Issue

            Yield: 6.242%), 1/1/2012         AA-       1,030,320
 1,260,000  Charleston, SC, Waterworks &

            Sewer Refunding Revenue
            Bonds, 5.00% (MBIA INS),

            1/1/2022                         AAA       1,138,675

   875,000  Chester County, SC School
            District, GO UT, 6.85%
            (United States Treasury
            PRF)/ (Original Issue Yield:

            6.95%), 2/1/2012                  A          942,909

 1,125,000  Chester County, SC School
            District, GO UT, 6.85%
            (United States Treasury
            PRF)/ (Original Issue Yield:

            6.90%), 2/1/2000 (@102)           A        1,212,311
 1,500,000  Columbia, SC Waterworks &

            Sewer System, Refunding
            Revenue Bonds, 5.70%,

            2/1/2010                         AA        1,572,105

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND


Principal                                   Credit
Amount                                      Rating*     Value

-----------------------------------------------------------------
Long-Term Municipals--continued

            SOUTH CAROLINA--CONTINUED

$1,000,000  Columbia, SC, Parking
            Facilities Refunding Revenue
            Bonds, 5.875% (AMBAC INS)/
            (Original Issue Yield:

            6.007%), 12/1/2013               AAA     $ 1,034,570
 1,065,000  Dorchester County, SC School
            District No. 002, GO UT
            Bonds, 5.125% (FGIC INS)/
            (Original Issue Yield:

            5.25%), 2/1/2012                 AAA       1,047,683

 1,500,000  Dorchester County, SC School
            District No. 002, GO UT
            Bonds, 5.20% (FGIC INS),

            2/1/2018                         AAA       1,440,255

 2,250,000  Dorchester County, SC School
            District No. 002, GO UT
            Bonds, 5.20% (FGIC INS)/
            (Original Issue Yield:

            5.35%), 2/1/2017                 AAA       2,178,495

   600,000  Dorchester County, SC School
            District No. 002, GO UT
            Bonds, 6.65% (MBIA INS)/
            (United States Treasury
            PRF)/ (Original Issue Yield:

            6.85%), 7/1/1999 (@102)          AAA         639,108

   870,000  Edgefield County, SC School
            District, GO UT Bonds, 6.40%
            (FSA INS)/(Original Issue

            Yield: 6.60%), 2/1/2009          AAA         943,689
 1,155,000  Fairfield County, SC School

            District, Certificates of Participation, 5.50% (Fairfield
            Primary Geiger)/(Asset Guaranty GTD)/(Original Issue
            Yield:

            5.60%), 3/1/2007                 AA        1,169,680

 2,000,000  Fairfield County, SC, PCR
            Bonds, 6.50% (South Carolina

            Electric and Gas), 9/1/2014       A        2,155,120
   500,000  Florence County, SC,

            Hospital Revenue Bonds, 6.75% (Mcleod Regional Medical
            Center)/ (FGIC INS)/(Original Issue Yield:

            7.00%), 11/1/2010                AAA         535,855

Long-Term Municipals--continued

            SOUTH CAROLINA--CONTINUED

$2,805,000  Grand Strand Water & Sewage Authority, SC, Revenue
            Refunding Bonds, 6.375% (South Carolina Waterworks & Sewer
            System)/(MBIA INS)/ (Original Issue Yield:

            6.508%), 6/1/2012                AAA     $ 3,128,276
   800,000  Grand Strand Water & Sewage Authority, SC, Waterworks &
            Sewer System Revenue Refunding Bonds, 6.00% (MBIA
            INS)/(Original Issue Yield:

            6.595%), 6/1/2019                AAA         813,968
   500,000  Greenville County, SC,
            Industrial Revenue Bonds,
            7.10% (Lockheed Aeromod
            Center Incorporated

            Project), 11/1/2011              AAA         531,045
 5,250,000  Greenville, SC Hospital
            System Facilities, Refunding
            Revenue Bonds (Series B),
            5.25% (Original Issue Yield:

            6.125%), 5/1/2023                AA-       4,955,528

   600,000  Greenville, SC Hospital
            System Facilities, Refunding
            Revenue Bonds, 5.75%
            (Original Issue Yield:

            5.95%), 5/1/2013                 AA-         605,784

 1,500,000  Greenville, SC Hospital
            System Facilities, Revenue
            Bonds (Series B), 5.25%
            (Original Issue Yield:

            6.076%), 5/1/2017                AA-       1,433,040

   760,000  Greenville, SC Hospital
            System Facilities, Revenue
            Bonds, 7.00% (Greenville
            Health
            Corporation)/(Original Issue

            Yield: 7.454%), 5/1/2017         AAA         825,292
 2,000,000  Greenville, SC Waterworks

            Revenue, Revenue Bonds,
            5.50% (Original Issue Yield:

            5.60%), 2/1/2022                 AA        1,977,220

 1,000,000  Hilton Head Island, SC
            Public Facilities Corp.,
            Certificates of
            Participation, 5.40% (AMBAC
            INS)/(Original Issue Yield:

            5.599%), 3/1/2009                AAA       1,019,120

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND


Principal                                   Credit
Amount                                      Rating*     Value

-----------------------------------------------------------------
Long-Term Municipals--continued

            SOUTH CAROLINA--CONTINUED

$           100,000 Horry County, SC, GO UT Bonds, 7.45% (United
            States Treasury PRF), 12/1/1988

            (@102)                           A+      $   106,698
   980,000  Horry County, SC, GO UT
            Refunding Bonds (Series B),

            4.65% (MBIA INS), 12/1/2005      AAA         963,056

 1,960,000  Lancaster County, SC School District, GO UT, 6.50% (MBIA
            INS)/(Original Issue Yield:

            6.599%), 7/1/2008                AAA       2,135,302

   655,000  Lexington & Richland
            Counties, SC School District
            No. 005, GO UT Bonds, 5.05%

            (MBIA INS), 3/1/2005             AAA         666,934
   175,000  Lexington County, SC,
            Revenue Bonds (Series C),
            8.00% (J.B. White & Co.

            Project), 1/1/2011               NR          195,169
   805,000  Medical University of South
            Carolina, Hospital
            Facilities Revenue Bonds,
            5.25% (MBIA INS)/(Original
            Issue Yield: 5.25%),

            7/1/2004                         AAA         827,725

 2,000,000  North Charleston, SC Sewer
            District, Refunding Revenue
            Bonds (Series A), 6.00%
            (MBIA INS)/(Original Issue

            Yield: 6.593%), 7/1/2018         AAA       2,035,300
   500,000  North Charleston, SC Sewer

            District, Revenue Bonds (Series B), 6.00% (MBIA INS)/
            (Original Issue Yield:

            6.593%), 7/1/2018                AAA         508,825

 1,275,000  Oconee County, SC School
            District, GO UT Bonds, 5.10%
            (MBIA INS)/(Original Issue

            Yield: 5.50%), 9/1/2013          AAA       1,233,180
 2,500,000  Oconee County, SC, PCR
            Refunding Bonds, 5.80% (Duke

            Power Co.), 4/1/2014             AA-       2,541,450
   100,000  Piedmont Municipal Power

            Agency, SC, Electricity Refunding Revenue Bonds (Series
            A), 7.40% (AMBAC INS)/(Original Issue Yield:

            7.483%), 1/1/2018                AAA         103,747

Long-Term Municipals--continued

            SOUTH CAROLINA--CONTINUED

$  590,000  Piedmont Municipal Power
            Agency, SC, Electricity
            Refunding Revenue Bonds,

            6.85% (FGIC INS), 1/1/2007       AAA     $   640,657
   590,000  Piedmont Municipal Power
            Agency, SC, Refunding Bonds,
            5.50% (MBIA INS)/(Original
            Issue Yield: 5.60%),

            1/1/2013                         AAA         598,933

   970,000  Piedmont Municipal Power
            Agency, SC, Refunding
            Revenue Bonds (Series A),
            6.375% (FGIC LOC)/(Original
            Issue Yield: 6.45%),

            1/1/2006                         AAA       1,062,490

   410,000  Piedmont Municipal Power
            Agency, SC, Refunding
            Revenue Bonds, 5.50% (MBIA
            INS)/(Original Issue Yield:

            5.60%), 1/1/2013                 AAA         416,642

 1,000,000  Piedmont Municipal Power
            Agency, SC, Refunding
            Revenue Bonds, 6.50% (FGIC
            INS)/(Original Issue Yield:

            6.88%), 1/1/2011                 AAA       1,071,020

 1,325,000  Richland-Lexington Airport District, Airport & Marina
            Revenue Bonds, 6.125% (Columbia Metropolitan
            Airport)/(AMBAC INS)/ (Original Issue Yield:

            6.40%), 1/1/2025                 AAA       1,349,831

   600,000  Richland County, SC Hospital
            Facilities, Revenue Bonds
            (Series PG-A), 7.10%
            (Community Provider Pooled
            Loan Program)/(CGIC INS),

            7/1/2005                         AAA         663,216

   255,000  Richland County, SC Hospital
            Facilities, Revenue Bonds,
            8.125% (Sun Health-
            Orangeburg)/(Sumitomo Bank

            Ltd., Osaka LOC), 10/1/2011       A          270,453
 1,500,000  Richland County, SC School
            District No. 001, GO UT,

            5.40%, 3/1/2022                  AA-       1,317,105

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND


Principal                                   Credit
Amount                                      Rating*     Value

-----------------------------------------------------------------
Long-Term Municipals--continued

            SOUTH CAROLINA--CONTINUED

$1,050,000  Richland County, SC School
            District No. 002, GO UT
            Bonds (Series B), 6.75%

            (MBIA INS), 3/1/2001             AAA     $ 1,129,706
   650,000  Richland County, SC Solid
            Waste Disposal Facilities,
            Revenue Bonds (Series A),
            7.45% (Union Camp Corp.
            Project)/(Original Issue

            Yield: 7.513%), 4/1/2021         A-          712,192
 1,390,000  Richland County, SC, GO UT
            Refunding Bonds (Series B),
            6.25% (State Aid Withholding

            LOC), 3/1/2001                   AA        1,474,748

   140,000  Rock Hill, SC Housing
            Development Corp., Multi-
            Family Refunding Revenue

            Bonds, 7.50%, 7/1/2010           NR          150,270
 1,000,000  South Carolina Job
            Development Authority, Revenue Bonds, 5.25% (Anderson Area
            Medical Center, Inc.)/(MBIA INS)/ (Original Issue Yield:

            5.63%), 2/1/2015                 AAA         966,410

   500,000  South Carolina Resources
            Authority, Local Government
            Program, Revenue Bonds

            (Series A), 7.00%, 6/1/2003      A+          543,640
 1,000,000  South Carolina State
            Educational Assistance
            Authority, Refunding Revenue
            Bonds (Series A-3), 5.80%
            (Original Issue Yield:

            5.90%), 9/1/2004                 AAA       1,038,220

 1,000,000  South Carolina State
            Educational Assistance
            Authority, Refunding Revenue
            Bonds (Series B), 5.70%
            (Original Issue Yield:

            5.75%), 9/1/2005                  A        1,021,670

   405,000  South Carolina State
            Educational Assistance
            Authority, Revenue Bonds,
            6.50% (Original Issue Yield:

            6.65%), 9/1/2004                 AA          426,635

Long-Term Municipals--continued

            SOUTH CAROLINA--CONTINUED

$  975,000  South Carolina State Housing
            Finance & Development
            Authority, Refunding Revenue
            Bonds (Series A), 6.15%,

            7/1/2008                         AA      $ 1,014,839
 1,200,000  South Carolina State Housing
            Finance & Development
            Authority, Revenue Bonds
            (Series A), 7.30% (FHA/VA

            mtgs GTD), 7/1/2011              AA        1,259,603

 1,000,000  South Carolina State Housing
            Finance & Development
            Authority, Revenue Bonds
            (Series A-1), 6.45% (FHA/VA

            mtgs GTD), 7/1/2017              AA        1,033,930

   500,000  South Carolina State Housing
            Finance & Development
            Authority, Revenue Bonds
            (Series C), 7.70% (FHA/VA

            mtgs GTD), 7/1/2011              AA          525,375

   520,000  South Carolina State Housing
            Finance & Development
            Authority, Revenue Bonds
            (Series C), 7.75% (FHA/VA

            mtgs GTD), 7/1/2022              AA          546,405

   100,000  South Carolina State Housing
            Finance & Development
            Authority, Revenue Refunding
            Bonds (Series A), 7.50%

            (FHA/ VA mtgs GTD), 7/1/2011     AA          104,001

 1,000,000  South Carolina State Ports
            Authority, Revenue Bonds,
            6.50% (AMBAC INS)/(Original
            Issue Yield: 6.75%),

            7/1/2006                         AAA       1,072,260

 1,000,000  South Carolina State Ports
            Authority, Revenue Bonds,
            6.625% (AMBAC INS)/
            (Original Issue Yield:

            6.823%), 7/1/2011                AAA       1,068,200

   525,000  South Carolina State Ports
            Authority, Revenue Bonds,
            6.75% (AMBAC INS)/(Original
            Issue Yield: 6.90%),

            7/1/2021                         AAA         561,787

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND


Principal                                   Credit
Amount                                      Rating*     Value

-----------------------------------------------------------------
Long-Term Municipals--continued

            SOUTH CAROLINA--CONTINUED

$1,950,000  South Carolina State Public Service Authority, Revenue
            Bonds (Series D), 6.50% (Santee Cooper)/(AMBAC INS)/
            (Original Issue Yield:

            6.553%), 7/1/2014                AAA     $ 2,114,288
 4,500,000  South Carolina State, GO UT
            Revenue Bonds (Series A),
            5.00% (Original Issue Yield:

            5.45%), 3/1/2008                 AAA       4,511,700

   590,000  South Carolina State, State
            Capital Improvement (Series

            B), 5.75%, 8/1/2000              AAA         614,060

 1,500,000  Spartanburg County, SC
            Health Services District,
            Inc., Refunding Revenue
            Bonds, 5.50% (AMBAC
            INS)/(Original Issue Yield:

            5.70%), 4/15/2015                AAA       1,502,730

 1,500,000  Spartanburg County, SC
            Health Services District,
            Inc., Revenue Bonds, 5.50%
            (MBIA INS)/ (Original Issue

            Yield: 6.00%), 4/15/2027         AAA       1,462,335
 1,000,000  Spartanburg County, SC

            Hospital Facilities, Revenue
            Refunding Bonds, 6.55%
            (Spartanburg General
            Hospital System)/(FSA INS),

            4/15/2010                        AAA       1,079,040

   200,000  Spartanburg County, SC Hospital Facilities, Revenue
            Refunding Bonds, 7.80% (Mary Black Memorial Project)/
            (United States Treasury PRF)/ (Original Issue Yield:

            7.80%), 10/1/2000                NR          213,036

   100,000  Spartanburg County, SC
            Hospital Facilities, Revenue
            Refunding Bonds, 8.25% (Mary
            Black Memorial Project)/
            (United States Treasury

            PRF), 10/1/2008                  NR          107,081

   450,000  Spartanburg, SC Leased
            Housing Corp, Refunding
            Revenue Bonds, 7.50%,

            10/1/2011                        A2          482,729

Long-Term Municipals--continued

            SOUTH CAROLINA--CONTINUED

$1,000,000  Sumter County, SC Hospital
            Facilities, Revenue
            Refunding Bonds, 6.625%
            (Tuomey Regional Medical

            Center)/ (MBIA
            INS)/(Original Issue Yield:

            6.98%), 11/15/2004               AAA     $ 1,112,600
 1,000,000  University South Carolina,
            Parking Facilities Refunding
            Revenue Bonds, 5.00% (MBIA
            INS)/(Original Issue Yield:

            5.40%), 5/1/2015                 AAA         947,250

 1,465,000  University of South
            Carolina, Revenue Bonds,

            5.70% (MBIA INS), 6/1/2020       AAA       1,464,062

 1,300,000  Western Carolina Regional
            Sewer Authority, SC, Sewer
            System Revenue Bonds, 5.50%
            (FGIC INS)/(Original Issue

            Yield: 5.627%), 3/1/2010         AAA       1,319,955
 1,000,000  York County, SC, GO UT

            Refunding Bonds, 4.90%
            (AMBAC INS)/(Original Issue

            Yield: 5.10%), 6/1/2010          AAA         964,670

                                                     -----------
            Total Long-Term Municipals
            (identified cost

            $93,428,225)                              97,025,314
                                                     -----------
Open-Ended Investment Companies--1.8%
   759,416  Dreyfus Tax Exempt Money

            Market Fund                                  759,416
 1,055,665  Fidelity Tax Exempt Money
            Market                                     1,055,665

                                                     -----------
            Total Open-Ended Investment
            Companies (at net asset

            value)                                     1,815,081

                                                     -----------
            Total Investments
            (identified

            cost $95,243,306)                        $98,840,395
                                                     -----------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       NOTES TO PORTFOLIOS OF INVESTMENTS

  * Please refer to the Appendix of the Statement of Additional
    Information for an explanation of the credit ratings.

 (a) The repurchase agreements are fully collateralized by U.S.
     Government and/or agency obligations based on market prices at the date of the portfolio.

 (b) Non-income producing.

 (c) Current rate and next demand date shown.

(d) Represents securities held as collateral within a margin account, used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

 (e) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At May 31, 1997, Emerging Markets Fund held restricted securities amounting to $4,969,181 which represents 3.0% of net assets.

The following abbreviations are used in these portfolios:

ADR--American Depositary Receipt

AMBAC-- American Municipal Bond Assurance Corporation
CGIC--Capital Guaranty Insurance Corporation
COL--Collateralized
FHA--Federal Housing Administration
FHA/VA-- Federal Housing Administration/

           Veterans Administration FGIC--Financial Guaranty Insurance Company FSA--Financial Security Assurance GO--General Obligation GDR--Global Depositary Receipt GTD--Guaranteed HFA--Housing Finance Authority IFA--Industrial Finance Authority INS--Insured LOC--Letter of Credit LT--Limited Tax MBIA--Municipal Bond Investors Assurance PCFA--Pollution Control Finance Authority PCR--Pollution Control Revenue PLC--Public Limited Company PO--Principal Only PRF--Prerefunded SFM--Single Family Mortgage UT--Unlimited Tax VRDNs--Variable Rate Demand Notes VA--Veterans Administration


                                                                        Net            Gross         Gross
                                                                     Unrealized     Unrealized     Unrealized

                                                       Cost of     Appreciation/   Appreciation   Depreciation
                                                     Investments   (Depreciation)   for Federal   for Federal
                                                     for Federal    for Federal         Tax           Tax         Total Net

              Fund                                  Tax Purposes    Tax Purposes     Purposes       Purposes      Assets**
-----------------------------------------------------------------------------------------------------------------------------
Equity Fund                                         $ 145,993,174   $ 27,781,670   $  28,398,133  $    616,463  $ 174,451,088
Quantitative Equity Fund                              131,971,719     56,651,820      57,294,166       642,346    187,914,162
Equity Index Fund                                     168,501,555    101,856,574     104,257,590     2,401,016    270,736,078
Special Values Fund                                    83,324,022     13,995,008      15,722,740     1,727,732     97,243,558
Emerging Markets Fund                                 137,206,594     22,996,823      33,400,578    10,403,755    164,690,001
Balanced Fund                                         245,508,222     35,677,813      37,607,202     1,939,389    282,713,798
Fixed Income Fund                                     184,543,927     (1,752,368)        526,121     2,278,489    184,203,099
Short-Term Fixed Income Fund                          116,412,178       (280,631)        125,716       406,347    117,709,319
Georgia Municipal Bond Fund                            13,655,050        392,768         399,523         6,755     14,272,716
North Carolina Municipal Bond Fund                     47,273,836      1,023,178       1,085,808        62,630     48,806,953
South Carolina Municipal Bond Fund                     95,243,306      3,597,089       3,782,425       185,336    100,145,984

** The categories of investments are shown as a percentage of net assets at May 31, 1997.

At May 31, 1997, the following Funds had investments that were subject to alternative minimum tax:


                                                                                      Percentage of total market value

                Fund                                                                 subject to alternative minimum tax
Georgia Municipal Bond Fund                                                                        3.68%
North Carolina Municipal Bond Fund                                                                 2.94%
South Carolina Municipal Bond Fund                                                                 11.8%

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              THE BILTMORE FUNDS AND THE BILTMORE MUNICIPAL FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES

                            MAY 31, 1997 (UNAUDITED)


                                                          Biltmore                       Biltmore      Biltmore
                                          Biltmore      Quantitative      Biltmore       Special       Emerging       Biltmore

                                           Equity          Equity          Equity         Values        Markets       Balanced
                                            Fund            Fund         Index Fund        Fund          Fund           Fund

--------------------------------------------------------------------------------------------------------------------------------
Assets:

Investments in securities, at value     $173,774,844    $188,623,539    $270,358,129   $97,319,030   $160,203,417   $281,186,035
Cash                                              --              --         952,690        41,788             --             --
Interest-bearing demand deposit                   --              --              --            --      4,372,862             --
Income receivable                            278,708         348,499         532,586       126,615        847,501      1,834,245
Receivable for investments sold            1,717,503              --              --            --      1,800,542      2,189,423
Receivable for shares sold                    40,539          40,072         119,825       247,589         13,112             --
Receivable for daily variation margin         99,450          82,089         186,150            --             --         86,700
Deferred expenses                              6,227          14,870          15,038         1,723         19,696         16,876
                                        ------------    ------------    ------------   -----------   ------------   ------------
   Total assets                          175,917,271     189,109,069     272,164,418    97,736,745    167,257,130    285,313,279
                                        ------------    ------------    ------------   -----------   ------------   ------------
Liabilities:

Payable for investments purchased          1,266,013         982,018       1,245,952       227,694      2,241,862      2,024,289
Payable for shares redeemed                       --          23,765          19,109       144,048             63         32,246
Income distribution payable                      285              --              --            --             --             --
Payable to Bank                               20,213             526              --            --         21,738        312,591
Payable for taxes withheld                        --              --              --            --         17,592             --
Accrued expenses                             179,672         188,598         163,279       121,445        285,874        230,355
                                        ------------    ------------    ------------   -----------   ------------   ------------
   Total liabilities                       1,466,183       1,194,907       1,428,340       493,187      2,567,129      2,599,481
                                        ------------    ------------    ------------   -----------   ------------   ------------
Net Assets Consist of:

Paid in capital                          132,622,258     120,971,415     165,331,361    80,032,012    138,884,047    237,710,796
Net unrealized appreciation
 (depreciation) of investments,
 futures contracts, and translation
 of assets and liabilities in foreign

 currency                                 28,895,329      57,448,262     103,830,844    13,995,015     23,002,512     36,526,281
Accumulated net realized gain (loss)
 on investments, futures, and foreign

 currency transactions                    12,888,806       9,164,802         819,871     3,089,185      1,907,797      7,179,882
Undistributed net investment income           44,695         329,683         754,002       127,346        895,645      1,296,839
                                        ------------    ------------    ------------   -----------   ------------   ------------
   Total Net Assets                     $174,451,088    $187,914,162    $270,736,078   $97,243,558   $164,690,001   $282,713,798
                                        ------------    ------------    ------------   -----------   ------------   ------------
Net Assets

Class A Shares                           $25,776,683     $21,419,194     $25,952,167   $15,945,792     $7,432,940    $23,390,918
                                        ------------    ------------    ------------   -----------   ------------   ------------
Class B Shares                            $2,196,590      $2,983,915      $       --    $       --     $       --     $3,783,791
                                        ------------    ------------    ------------   -----------   ------------   ------------
Class Y Shares                          $146,477,815    $163,511,053    $244,783,911   $81,297,766   $157,257,061   $255,539,089
                                        ------------    ------------    ------------   -----------   ------------   ------------
Shares Outstanding

Class A Shares                             1,832,541       1,292,681       1,541,560     1,008,873        557,472      1,894,137
Class B Shares                               156,482         180,406              --            --             --        306,812
Class Y Shares                            10,409,713       9,863,371      14,537,579     5,143,331     11,788,463     20,685,067
                                        ------------    ------------    ------------   -----------   ------------   ------------
   Total Shares Outstanding               12,398,736      11,336,458      16,079,139     6,152,204     12,345,935     22,886,016
                                        ------------    ------------    ------------   -----------   ------------   ------------
Net Asset Value Per Share

Class A Shares                            $    14.07      $    16.57      $    16.83    $    15.81     $    13.33     $    12.35
                                        ------------    ------------    ------------   -----------   ------------   ------------
Class B Shares                            $    14.04      $    16.54              --            --             --     $    12.33
                                        ------------    ------------    ------------   -----------   ------------   ------------
Class Y Shares                            $    14.07      $    16.58      $    16.84    $    15.81     $    13.34     $    12.35
                                        ------------    ------------    ------------   -----------   ------------   ------------
Offering Price Per Share*

Class A Shares                            $    14.73**    $    17.35**    $    17.62**  $    16.55**   $    13.96**   $    12.93**
                                        ------------    ------------    ------------   -----------   ------------   ------------
Class B Shares                            $    14.04      $    16.54              --            --             --     $    12.33
                                        ------------    ------------    ------------   -----------   ------------   ------------
Class Y Shares                            $    14.07      $    16.58      $    16.84    $    15.81     $    13.34     $    12.35
                                        ------------    ------------    ------------   -----------   ------------   ------------
Redemption Proceeds Per Share*

Class A Shares                            $    14.07      $    16.57      $    16.83    $    15.81     $    13.33     $    12.35
                                        ------------    ------------    ------------   -----------   ------------   ------------
Class B Shares                            $    14.34***   $    15.71***           --            --             --     $    11.71****
                                        ------------    ------------    ------------   -----------   ------------   ------------
Class Y Shares                            $    14.07      $    16.58      $    16.84    $    15.81     $    13.34     $    12.35
                                        ------------    ------------    ------------   -----------   ------------   ------------
Investments, at identified cost         $145,993,174    $131,971,719    $168,501,555   $83,324,022   $137,206,594   $245,508,222
                                        ------------    ------------    ------------   -----------   ------------   ------------
Investments, at tax cost                $145,993,174    $131,971,719    $168,501,555   $83,324,022   $137,206,594   $245,508,222
                                        ------------    ------------    ------------   -----------   ------------   ------------

  * See "What Shares Cost" in the Prospectus.

 ** Computation of Offering Price: 100+95.50 of net asset value.

 *** Computation of Offering Price: 100+97.50 of net asset value.

**** Computation of Redemption Proceeds: 95+100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              THE BILTMORE FUNDS AND THE BILTMORE MUNICIPAL FUNDS
                STATEMENTS OF ASSETS AND LIABILITIES--CONTINUED

                            MAY 31, 1997 (UNAUDITED)


                                                                            Biltmore                     Biltmore      Biltmore
                                                            Biltmore       Short-Term      Biltmore        North        South

                                                             Fixed            Fixed         Georgia      Carolina      Carolina
                                                            Income           Income        Municipal     Municipal     Municipal

                                                             Fund             Fund         Bond Fund     Bond Fund     Bond Fund

----------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in securities, at value                      $182,791,559     $116,131,547    $14,047,818   $48,297,014    $98,840,395
Cash                                                               --               --             --            --             --
Interest-bearing demand deposit                                    --               --             --            --             --
Income receivable                                           2,460,724        1,655,473        276,050       720,382      1,801,960
Receivable for investments sold                                    --               --             --            --             --
Receivable for shares sold                                      2,272              489             --        87,766        164,379
Receivable for daily variation                                     --               --             --            --             --
Deferred expenses                                              13,864           15,332         11,470        14,856             --
                                                         ------------     ------------    -----------   -----------   ------------
   Total assets                                           185,268,419      117,802,841     14,335,338    49,120,018    100,806,734
                                                         ------------     ------------    -----------   -----------   ------------
Liabilities:

Payable for investments purchased                             920,035               --             --            --             --
Payable for shares redeemed                                       416              482             --        76,722        112,618
Income distribution payable                                       496               --         49,354       153,674        403,930
Payable to Bank                                                    --               --             --        10,000             --
Payable for taxes withheld                                         --               --             --            --             --
Accrued expenses                                              144,373           93,040         13,268        72,669        144,202
                                                         ------------     ------------    -----------   -----------   ------------
   Total liabilities                                        1,065,320           93,522         62,622       313,065        660,750
                                                         ------------     ------------    -----------   -----------   ------------
Net Assets Consist of:

Paid in capital                                           190,575,360      121,741,087     13,894,457    47,802,298     96,538,152
Net unrealized appreciation (depreciation) of
 investments, futures contracts, and translation of

 assets and liabilities in foreign currency                (1,752,368)        (241,987)       392,768     1,023,178      3,597,089
Accumulated net realized gain (loss) on investments,
 futures, and foreign currency transactions                (4,734,001)      (3,972,750)       (14,509)      (18,523)        10,743
Undistributed net investment income                           114,108          182,969             --            --             --
                                                         ------------     ------------    -----------   -----------   ------------
   Total Net Assets                                      $184,203,099     $117,709,319    $14,272,716   $48,806,953   $100,145,984
                                                         ------------     ------------    -----------   -----------   ------------
Net Assets

Class A Shares                                             $4,391,457       $2,224,893     $6,667,951   $11,574,842    $61,890,194
                                                         ------------     ------------    -----------   -----------   ------------
Class B Shares                                             $  120,944       $       --     $       --    $       --     $       --
                                                         ------------     ------------    -----------   -----------   ------------
Class Y Shares                                           $179,690,698     $115,484,426     $7,604,765   $37,232,111    $38,255,790
                                                         ------------     ------------    -----------   -----------   ------------
Shares Outstanding

Class A Shares                                                460,054          228,874        614,859     1,062,653      5,683,222
Class B Shares                                                 12,673               --             --            --             --
Class Y Shares                                             18,824,731       11,873,073        701,238     3,418,168      3,512,911
                                                         ------------     ------------    -----------   -----------   ------------
   Total Shares Outstanding                                19,297,458       12,101,947      1,316,097     4,480,821      9,196,133
                                                         ------------     ------------    -----------   -----------   ------------
Net Asset Value Per Share

Class A Shares                                             $     9.55       $     9.72     $    10.84    $    10.89     $    10.89
                                                         ------------     ------------    -----------   -----------   ------------
Class B Shares                                             $     9.54               --             --            --             --
                                                         ------------     ------------    -----------   -----------   ------------
Class Y Shares                                             $     9.55       $     9.73     $    10.84    $    10.89     $    10.89
                                                         ------------     ------------    -----------   -----------   ------------
Offering Price Per Share*

Class A Shares                                             $    10.00**     $     9.97***  $    11.35**  $    11.40**   $    11.40**
                                                         ------------     ------------    -----------   -----------   ------------
Class B Shares                                             $     9.54               --             --            --             --
                                                         ------------     ------------    -----------   -----------   ------------
Class Y Shares                                             $     9.55       $     9.73     $    10.84    $    10.89     $    10.89
                                                         ------------     ------------    -----------   -----------   ------------
Redemption Proceeds Per Share*

Class A Shares                                             $     9.55       $     9.72     $    10.84    $    10.89     $    10.89
                                                         ------------     ------------    -----------   -----------   ------------
Class B Shares                                             $     9.06****           --             --            --            --
                                                         ------------     ------------    -----------   -----------   ------------
Class Y Shares                                             $     9.55       $     9.73     $    10.84    $    10.89     $    10.89
                                                         ------------     ------------    -----------   -----------   ------------
Investments, at identified cost                          $184,543,927     $116,373,534    $13,655,050   $47,273,836    $95,243,306
                                                         ------------     ------------    -----------   -----------   ------------
Investments, at tax cost                                 $184,543,927     $116,412,178    $13,655,050   $47,273,836    $95,243,306
                                                         ------------     ------------    -----------   -----------   ------------

  * See "What Shares Cost" in the Prospectus.

 ** Computation of Offering Price: 100+95.50 of net asset value.

 *** Computation of Offering Price: 100+97.50 of net asset value.

**** Computation of Redemption Proceeds: 95+100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              THE BILTMORE FUNDS AND THE BILTMORE MUNICIPAL FUNDS
                            STATEMENTS OF OPERATIONS

                   SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)


                                                                                           Biltmore     Biltmore

                                                    Biltmore     Biltmore     Biltmore      Special     Emerging     Biltmore
                                                     Equity     Quantitative   Equity       Values       Markets     Balanced

                                                      Fund      Equity Fund  Index Fund      Fund         Fund         Fund

-------------------------------------------------------------------------------------------------------------------------------
Investment Income:

Dividends                                          $ 1,166,665  $ 1,748,565  $ 2,084,034  $   493,143  $ 1,806,545  $ 1,208,152
Interest                                               508,449      252,547      740,268      161,946      253,741    3,920,423
                                                   -----------  -----------  -----------  -----------  -----------  -----------
    Total income                                     1,675,114    2,001,112    2,824,302      655,089    2,060,286    5,128,575
                                                   -----------  -----------  -----------  -----------  -----------  -----------
Expenses:

Investment advisory fee                                551,611      599,208      360,916      313,050      748,906      926,553
Administrative personnel and services fee               66,498       72,275      101,530       33,016       63,193      111,710
Custodian fees                                          15,760       17,120       24,007        7,826      178,105       26,078
Transfer and dividend disbursing agent fees and

  expenses                                              49,312       49,589       39,823       35,065       50,057       50,581
Trustees' fees                                           3,878        3,891        5,527        2,421        2,722        4,629
Auditing fees                                            7,646        7,894        7,645        6,269        8,696        7,592
Legal fees                                               4,353        2,860        4,706        2,394        8,359        7,173
Portfolio accounting fees                               40,868       40,161       19,404       23,114       36,760       54,256
Distribution services fee--Class B Shares                5,599        7,713           --           --           --       10,541
Shareholder services fee--Class A Shares                23,995       19,110       22,131       11,805        6,732       21,959
Shareholder services fee--Class B Shares                 1,866        2,571           --           --           --        3,514
Share registration costs                                16,005       14,335       17,489       11,631       13,719       18,256
Printing and postage                                     7,364        7,663        6,997        7,194        9,963        8,066
Insurance premiums                                       3,652        3,627        4,502        1,849        1,865        2,652
Miscellaneous                                            8,498        5,823        6,792        6,511        7,870        6,851
                                                   -----------  -----------  -----------  -----------  -----------  -----------
    Total expenses                                     806,905      853,840      621,469      462,145    1,136,947    1,260,411
                                                   -----------  -----------  -----------  -----------  -----------  -----------
Waivers and reimbursements--

  Waiver of investment advisory fee                    (66,232)     (79,717)     (46,172)     (11,587)          --     (218,874)
  Reimbursement of other operating expenses                 --           --           --           --           --           --
                                                   -----------  -----------  -----------  -----------  -----------  -----------
    Total waivers and reimbursements                   (66,232)     (79,717)     (46,172)     (11,587)          --     (218,874)
                                                   -----------  -----------  -----------  -----------  -----------  -----------
        Net expenses                                   740,673      774,123      575,297      450,558    1,136,947    1,041,537
                                                   -----------  -----------  -----------  -----------  -----------  -----------
            Net investment income                      934,441    1,226,989    2,249,005      204,531      923,339    4,087,038
                                                   -----------  -----------  -----------  -----------  -----------  -----------
Realized and Unrealized Gain (Loss) on
  Investments:

Net realized gain (loss) on investments, futures

  contracts and foreign currency transactions       13,634,340   10,171,825    4,349,230    3,051,404    1,969,816    8,704,856
Net change in unrealized appreciation
  (depreciation) of investments, futures
  contracts and translation of

  assets and liabilities in foreign currency           468,178    9,102,907   24,111,465    6,189,137   18,163,165    3,207,968
                                                   -----------  -----------  -----------  -----------  -----------  -----------
    Net realized and unrealized gain (loss) on
      investments, futures contracts and foreign

      currency                                      14,102,518   19,274,732   28,460,695    9,240,541   20,132,981   11,912,824
                                                   -----------  -----------  -----------  -----------  -----------  -----------
        Change in net assets resulting

          from operations                          $15,036,959  $20,501,721  $30,709,700  $ 9,445,072  $21,056,320  $15,999,862
                                                   -----------  -----------  -----------  -----------  -----------  -----------
Foreign taxes withheld from dividends              $        --  $        --  $        --  $        --  $   135,455  $        --
                                                   -----------  -----------  -----------  -----------  -----------  -----------

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              THE BILTMORE FUNDS AND THE BILTMORE MUNICIPAL FUNDS
                      STATEMENTS OF OPERATIONS--CONTINUED

                   SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)


                                                                           Biltmore               Biltmore    Biltmore
                                                              Biltmore    Short-Term  Biltmore     North       South

                                                                Fixed       Fixed      Georgia    Carolina    Carolina
                                                               Income       Income    Municipal  Municipal   Municipal

                                                                Fund         Fund     Bond Fund  Bond Fund   Bond Fund


-----------------------------------------------------------------------------------------------------------------------
Investment Income:

Dividends                                                    $        --  $       --  $      --  $       --  $       --
Interest                                                       6,210,148   3,565,542    377,340   1,130,627   2,813,946
                                                             -----------  ----------  ---------  ----------  ----------
    Total income                                               6,210,148   3,565,542    377,340   1,130,627   2,813,946
                                                             -----------  ----------  ---------  ----------  ----------
Expenses:

Investment advisory fee                                          547,940     327,744     53,512     167,530     372,970
Administrative personnel and services fee                         77,153      49,930      6,022      18,853      41,975
Custodian fees                                                    18,268      11,918      1,427       4,467       9,946
Transfer and dividend disbursing agent fees and expenses          45,330      27,987     29,530      35,638      47,272
Trustees' fees                                                     3,949       3,405      1,040       1,167       2,620
Auditing fees                                                      7,646       7,643      7,251       7,446       6,564
Legal fees                                                         3,926       3,452      1,666       2,457       3,205
Portfolio accounting fees                                         47,376      31,388     33,035      34,084      37,092
Distribution services fee--Class B Shares                            435          --         --          --          --
Shareholder services fee--Class A Shares                           4,454       2,136      7,269      12,758      64,562
Shareholder services fee--Class B Shares                             145          --         --          --          --
Share registration costs                                          19,792      16,178     12,143      14,974      10,133
Printing and postage                                               8,830       8,397      8,092       7,869       8,110
Insurance premiums                                                 2,299       2,217      1,569       1,579       1,948
Miscellaneous                                                      6,914       6,854      2,781       3,937         995
                                                             -----------  ----------  ---------  ----------  ----------
    Total expenses                                               794,457     499,249    165,337     312,759     607,392
                                                             -----------  ----------  ---------  ----------  ----------
Waivers and reimbursements--

  Waiver of investment advisory fee                             (113,496)   (121,709)   (53,512)   (110,205)   (254,535)
  Reimbursement of other operating expenses                           --          --    (38,945)         --          --
                                                             -----------  ----------  ---------  ----------  ----------
    Total waivers and reimbursements                            (113,496)   (121,709)   (92,457)   (110,205)   (254,535)
                                                             -----------  ----------  ---------  ----------  ----------
        Net expenses                                             680,961     377,540     72,880     202,554     352,857
                                                             -----------  ----------  ---------  ----------  ----------
            Net investment income                              5,529,187   3,188,002    304,460     928,073   2,461,089
                                                             -----------  ----------  ---------  ----------  ----------
Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) on investments                       (1,391,664)     67,508    (14,367)    (18,351)     10,963
Net change in unrealized appreciation (depreciation) of
  investments                                                 (3,681,577)   (884,665)  (158,614)   (370,924) (1,044,997)
                                                             -----------  ----------  ---------  ----------  ----------
    Net realized and unrealized gain (loss) on investments    (5,073,241)   (817,157)  (172,981)   (389,275) (1,034,034)
                                                             -----------  ----------  ---------  ----------  ----------
        Change in net assets resulting

          from operations                                    $   455,946  $2,370,845  $ 131,479  $  538,798  $1,427,055
                                                             -----------  ----------  ---------  ----------  ----------
Foreign taxes withheld from dividends                        $        --  $       --  $      --  $       --  $       --
                                                             -----------  ----------  ---------  ----------  ----------

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              THE BILTMORE FUNDS AND THE BILTMORE MUNICIPAL FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                    Biltmore                     Biltmore                     Biltmore
                                                   Equity Fund           Quantitative Equity Fund         Equity Index Fund

                                          -------------------------  ---------------------------  ---------------------------
                                            Six Months                   Six Months                   Six Months
                                              Ended          Year          Ended          Year          Ended          Year

                                             May 31,         Ended        May 31,         Ended        May 31,         Ended
                                               1997      November 30,       1997      November 30,       1997      November 30,

                                           (unaudited)       1996       (unaudited)       1996       (unaudited)       1996
--------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations--

  Net investment income                    $    934,441  $   2,201,687  $  1,226,989  $   2,254,916  $  2,249,005  $   4,454,110
  Net realized gain (loss) on
    investments, futures contracts and

    foreign currency transactions            13,634,340     19,131,328    10,171,825      7,530,844     4,349,230     10,769,067
  Net change in unrealized appreciation
    (depreciation) of investments,
    futures contracts and translation of
    assets and liabilities in foreign

    currency                                    468,178     10,638,899     9,102,907     21,813,876    24,111,465     35,375,170
                                           ------------  -------------  ------------  -------------  ------------  -------------
    Change in net assets resulting from

      operations                             15,036,959     31,971,914    20,501,721     31,599,636    30,709,700     50,598,347
                                           ------------  -------------  ------------  -------------  ------------  -------------
Distributions to Shareholders--
  Distributions from net investment

    income

    Class A Shares                             (114,190)    (2,069,120)     (118,317)    (1,630,989)     (172,616)    (3,509,012)
    Class B Shares                               (2,167)          (554)       (5,916)        (1,415)           --             --
    Class Y Shares                             (773,389)      (317,016)   (1,139,303)      (496,978)   (2,056,507)      (993,850)
  Distributions from net realized gain on
    investments, futures contracts and
    foreign currency

    Class A Shares                           (2,671,987)    (7,457,396)     (807,333)    (2,223,749)   (1,056,751)   (10,955,920)
    Class B Shares                             (136,881)            --       (76,012)            --            --             --
    Class Y Shares                          (16,595,270)            --    (7,488,144)            --   (12,242,705)            --
                                           ------------  -------------  ------------  -------------  ------------  -------------
    Change in net assets from

      distributions to shareholders         (20,293,884)    (9,844,086)   (9,635,025)    (4,353,131)  (15,528,579)   (15,458,782)
                                           ------------  -------------  ------------  -------------  ------------  -------------
Share Transactions--

  Proceeds from sale of shares               33,332,765    189,693,742    16,071,428    174,821,403    41,076,517    262,739,184
  Net asset value of shares issued to
    shareholders in payment of dividends

    declared                                 15,688,964      8,245,418     8,917,595      4,130,882    15,473,084     15,191,415
  Cost of shares redeemed                   (20,268,744)  (199,262,124)  (17,669,252)  (158,365,608)  (32,982,288)  (267,923,924)
                                           ------------  -------------  ------------  -------------  ------------  -------------
    Change in net assets from share

      transactions                           28,752,985     (1,322,964)    7,319,771     20,586,677    23,567,313     10,006,675
                                           ------------  -------------  ------------  -------------  ------------  -------------
      Change in net assets                   23,496,060     20,804,864    18,186,467     47,833,182    38,748,434     45,146,240
Net Assets:
  Beginning of period                       150,955,028    130,150,164   169,727,695    121,894,513   231,987,644    186,841,404
                                           ------------  -------------  ------------  -------------  ------------  -------------
  End of period                            $174,451,088  $ 150,955,028  $187,914,162  $ 169,727,695  $270,736,078  $ 231,987,644
                                           ------------  -------------  ------------  -------------  ------------  -------------
Undistributed net investment income

  included in net assets at end of period  $     44,695  $          --  $    329,683  $     366,230  $    754,002  $     734,120
                                           ------------  -------------  ------------  -------------  ------------  -------------
Net gain (loss) as computed for federal

  tax purposes                             $ 13,634,340  $  19,406,213  $ 10,171,825  $   8,371,356  $  4,349,230  $  13,299,459
                                           ------------  -------------  ------------  -------------  ------------  -------------

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              THE BILTMORE FUNDS AND THE BILTMORE MUNICIPAL FUNDS
                 STATEMENTS OF CHANGES IN NET ASSETS--CONTINUED


                                                  Biltmore                    Biltmore                     Biltmore
                                             Special Values Fund        Emerging Markets Fund            Balanced Fund

                                          -------------------------  ---------------------------  ---------------------------
                                          Six Months                  Six Months                   Six Months
                                             Ended         Year         Ended          Year          Ended          Year

                                            May 31,       Ended        May 31,         Ended        May 31,         Ended
                                             1997      November 30,      1997      November 30,       1997      November 30,

                                          (unaudited)      1996      (unaudited)       1996       (unaudited)       1996
-----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations--

  Net investment income                   $   204,531   $  278,972   $    923,339  $     714,746  $  4,087,038  $   6,828,442
  Net realized gain (loss) on
    investments, futures contracts and

    foreign currency transactions           3,051,404    6,976,279      1,969,816         61,826     8,704,856     27,473,989
  Net change in unrealized appreciation
    (depreciation) of investments,
    futures contracts and translation of
    assets and liabilities in foreign

    currency                                6,189,137    5,819,755     18,163,165      7,809,461     3,207,968      5,189,140
                                          -----------  ------------  ------------  -------------  ------------  -------------
    Change in net assets resulting from

      operations                            9,445,072   13,075,006     21,056,320      8,586,033    15,999,862     39,491,571
                                          -----------  ------------  ------------  -------------  ------------  -------------
Distributions to Shareholders--
  Distributions from net investment

    income

    Class A Shares                            (37,238)    (159,350)    (1,158,562)      (220,244)     (282,289)    (5,630,367)
    Class B Shares                                 --           --             --             --       (26,986)        (2,544)
    Class Y Shares                           (307,189)          --        (48,643)            --    (3,509,344)    (1,430,793)
  Distributions from net realized gain
    on investments, futures contracts
    and foreign currency

    Class A Shares                           (749,987)  (1,814,204)        (1,807)            --    (2,073,561)    (5,927,062)
    Class B Shares                                 --           --             --             --      (233,430)            --
    Class Y Shares                         (6,186,789)          --        (43,032)            --   (25,776,331)            --
                                          -----------  ------------  ------------  -------------  ------------  -------------
    Change in net assets from

      distributions to shareholders        (7,281,203)  (1,973,554)    (1,252,044)      (220,244)  (31,901,941)   (12,990,766)
                                          -----------  ------------  ------------  -------------  ------------  -------------
Share Transactions--

  Proceeds from sale of shares             29,020,603   84,294,300     21,818,584    170,757,238    41,146,900    287,699,284
  Net asset value of shares issued to
    shareholders in payment of dividends

    declared                                4,550,589    1,868,520        366,510         99,884    29,825,371     12,337,554
  Cost of shares redeemed                  (3,830,185) (56,018,664)    (5,822,583)  (121,975,580)  (28,588,705)  (277,726,827)
                                          -----------  ------------  ------------  -------------  ------------  -------------
    Change in net assets from share

      transactions                         29,741,007   30,144,156     16,362,511     48,881,542    42,383,566     22,310,011
                                          -----------  ------------  ------------  -------------  ------------  -------------
      Change in net assets                 31,904,876   41,245,608     36,166,787     57,247,331    26,481,487     48,810,816
Net Assets:
  Beginning of period                      65,338,682   24,093,074    128,523,214     71,275,883   256,232,311    207,421,495
                                          -----------  ------------  ------------  -------------  ------------  -------------
  End of period                           $97,243,558   $65,338,682  $164,690,001  $ 128,523,214  $282,713,798  $ 256,232,311
                                          -----------  ------------  ------------  -------------  ------------  -------------
Undistributed net investment income
  included in net assets at end of

  period                                  $   127,346   $  267,242   $    895,645  $   1,179,511  $  1,296,839  $   1,028,420
                                          -----------  ------------  ------------  -------------  ------------  -------------
Net gain (loss) as computed for federal

  tax purposes                            $ 3,051,404   $6,991,741   $  1,969,816  $     269,156  $  8,704,856  $  28,082,553
                                          -----------  ------------  ------------  -------------  ------------  -------------

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              THE BILTMORE FUNDS AND THE BILTMORE MUNICIPAL FUNDS
                 STATEMENTS OF CHANGES IN NET ASSETS--CONTINUED


                                                                                   Biltmore                    Biltmore

                                                      Biltmore              Short-Term Fixed Income     Georgia Municipal Bond
                                                  Fixed Income Fund                  Fund                        Fund

                                             ---------------------------  ---------------------------  -------------------------
                                              Six Months                   Six Months                  Six Months
                                                Ended          Year          Ended          Year          Ended         Year

                                               May 31,         Ended        May 31,         Ended        May 31,       Ended
                                                 1997      November 30,       1997      November 30,      1997      November 30,

                                             (unaudited)       1996       (unaudited)       1996       (unaudited)      1996
--------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations--

  Net investment income                      $  5,529,187  $  10,631,415  $  3,188,002  $   6,549,285  $   304,460   $  495,030
  Net realized gain (loss) on investments      (1,391,664)     1,687,779        67,508       (495,516)     (14,367)      31,331
  Net change in unrealized appreciation
    (depreciation) of investments              (3,681,577)    (2,913,248)     (884,665)      (187,582)    (158,614)      79,327
                                             ------------  -------------  ------------  -------------  -----------  ------------
    Change in net assets resulting from

      operations                                  455,946      9,405,946     2,370,845      5,866,187      131,479      605,688
                                             ------------  -------------  ------------  -------------  -----------  ------------
Distributions to Shareholders--
  Distributions from net investment income

    Class A Shares                               (128,647)    (8,570,109)      (50,637)    (5,949,042)    (147,402)    (484,412)
    Class B Shares                                 (3,003)        (1,660)           --             --           --           --
    Class Y Shares                             (5,611,946)    (2,030,423)   (3,105,089)    (1,398,673)    (157,058)     (10,618)
  Distributions from net realized gain on

    investments

    Class A Shares                                     --             --            --             --      (16,531)     (11,785)
    Class B Shares                                     --             --            --             --           --           --
    Class Y Shares                                     --             --            --             --      (14,820)          --
                                             ------------  -------------  ------------  -------------  -----------  ------------
    Change in net assets from distributions

      to shareholders                          (5,743,596)   (10,602,192)   (3,155,726)    (7,347,715)    (335,811)    (506,815)
                                             ------------  -------------  ------------  -------------  -----------  ------------
Share Transactions--

  Proceeds from sale of shares                 35,448,565    247,240,013    14,073,778    137,936,967    2,132,287   12,804,228
  Net asset value of shares issued to
    shareholders in payment of

    distributions declared                      3,947,063      8,147,703     3,070,993      7,199,936      129,338      298,680
  Cost of shares redeemed                     (30,706,892)  (243,235,068)  (16,463,479)  (150,562,107)  (2,118,099)  (9,088,233)
                                             ------------  -------------  ------------  -------------  -----------  ------------
    Change in net assets from share

      transactions                              8,688,736     12,152,648       681,292     (5,425,204)     143,526    4,014,675
                                             ------------  -------------  ------------  -------------  -----------  ------------
      Change in net assets                      3,401,086     10,956,402      (103,589)    (6,906,732)     (60,806)   4,113,548
Net Assets:
  Beginning of period                         180,802,013    169,845,611   117,812,908    124,719,640   14,333,522   10,219,974
                                             ------------  -------------  ------------  -------------  -----------  ------------
  End of period                              $184,203,099  $ 180,802,013  $117,709,319  $ 117,812,908  $14,272,716   $14,333,522
                                             ------------  -------------  ------------  -------------  -----------  ------------
Undistributed net investment income

  included in net assets at end of period    $    114,108  $     328,517  $    182,969  $     150,693  $        --   $       --
                                             ------------  -------------  ------------  -------------  -----------  ------------
Net gain (loss) as computed for federal tax

  purposes                                   $ (1,391,664) $   1,803,528  $     67,508  $    (467,185) $   (14,367)  $   31,331
                                             ------------  -------------  ------------  -------------  -----------  ------------

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              THE BILTMORE FUNDS AND THE BILTMORE MUNICIPAL FUNDS
                 STATEMENTS OF CHANGES IN NET ASSETS--CONTINUED


                                                                                Biltmore                    Biltmore
                                                                        North Carolina Municipal    South Carolina Municipal

                                                                                Bond Fund                  Bond Fund

                                                                        -------------------------  --------------------------
                                                                        Six Months                  Six Months
                                                                           Ended         Year         Ended          Year

                                                                          May 31,       Ended        May 31,        Ended
                                                                           1997      November 30,      1997      November 30,

                                                                        (unaudited)      1996      (unaudited)       1996


-----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations--

  Net investment income                                                 $   928,073   $1,188,362   $  2,461,089  $  5,055,130
  Net realized gain (loss) on investments                                   (18,351)      86,649         10,963       403,809
  Net change in unrealized appreciation (depreciation) of investments      (370,924)     607,688     (1,044,997)     (118,760)
                                                                        -----------  ------------  ------------  ------------
    Change in net assets resulting from operations                          538,798    1,882,699      1,427,055     5,340,179
                                                                        -----------  ------------  ------------  ------------
Distributions to Shareholders--
  Distributions from net investment income

    Class A Shares                                                         (247,451)  (1,149,617)    (1,520,944)   (4,983,121)
    Class B Shares                                                               --           --             --            --
    Class Y Shares                                                         (680,622)     (38,745)      (940,145)      (72,009)
  Distributions from net realized gain on investments

    Class A Shares                                                          (26,602)     (91,423)      (253,097)     (300,151)
    Class B Shares                                                               --           --             --            --
    Class Y Shares                                                          (60,175)          --       (150,564)           --
                                                                        -----------  ------------  ------------  ------------
    Change in net assets from distributions to shareholders              (1,014,850)  (1,279,785)    (2,864,750)   (5,355,281)
                                                                        -----------  ------------  ------------  ------------
Share Transactions--

  Proceeds from sale of shares                                           12,106,980   51,438,806      7,802,027    58,383,436
  Net asset value of shares issued to shareholders in payment of
    distributions declared                                                  255,494      580,018      1,077,326     2,158,700
  Cost of shares redeemed                                                (5,114,693) (29,265,298)    (9,786,960)  (51,760,595)
                                                                        -----------  ------------  ------------  ------------
    Change in net assets from share transactions                          7,247,781   22,753,526       (907,607)    8,781,541
                                                                        -----------  ------------  ------------  ------------
      Change in net assets                                                6,771,729   23,356,440     (2,345,302)    8,766,439
Net Assets:
  Beginning of period                                                    42,035,224   18,678,784    102,491,286    93,724,847
                                                                        -----------  ------------  ------------  ------------
  End of period                                                         $48,806,953   $42,035,224  $100,145,984  $102,491,286
                                                                        -----------  ------------  ------------  ------------
Undistributed net investment income included in net assets at end of

  period                                                                $        --   $       --   $         --  $         --
                                                                        -----------  ------------  ------------  ------------
Net gain (loss) as computed for federal tax purposes                    $   (18,351)  $   86,649   $     10,963  $    403,809
                                                                        -----------  ------------  ------------  ------------

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              THE BILTMORE FUNDS AND THE BILTMORE MUNICIPAL FUNDS
                      FINANCIAL HIGHLIGHTS--CLASS A SHARES

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                        Net Realized and                                 Distributions from
                                        Unrealized Gain/                                  Net Realized Gain

                                            (Loss) on                                       on Investment
                               Net        Investments,                                      Transactions,

               Net Asset   Investment        Futures                      Distributions        Futures
                Value,       Income/     Contracts, and     Total from      from Net        Contracts and

Period Ended   beginning   (Operating   Foreign Currency    Investment     Investment     Foreign Currency        Total
November 30,   of period      Loss)       Transactions      Operations       Income         Transactions      Distributions

---------------------------------------------------------------------------------------------------------------------------
BILTMORE EQUITY FUND

  1993(a)      $   10.00         0.12            0.25             0.37          (0.09)               --             (0.09)
  1994         $   10.28         0.20            0.12             0.32          (0.20)            (0.08)            (0.28)
  1995         $   10.32         0.23            2.64             2.87          (0.25)            (0.23)            (0.48)
  1996         $   12.71         0.22(i)          2.83            3.05          (0.22)            (0.73)            (0.95)
  1997**       $   14.81         0.07(i)          1.12            1.19          (0.07)            (1.86)            (1.93)
BILTMORE QUANTITATIVE EQUITY FUND

  1994(b)      $   10.00         0.12           (0.43)           (0.31)         (0.09)               --             (0.09)
  1995         $    9.60         0.22            3.51             3.73          (0.22)               --             (0.22)
  1996         $   13.11         0.24(i)          2.77            3.01          (0.21)            (0.24)            (0.45)
  1997**       $   15.67         0.10(i)          1.70            1.80          (0.11)            (0.79)            (0.90)
BILTMORE EQUITY INDEX FUND

  1993(a)      $   10.00         0.15            0.43             0.58          (0.11)               --             (0.11)
  1994         $   10.47         0.25           (0.19)            0.06          (0.24)            (0.02)            (0.26)
  1995         $   10.27         0.28            3.37             3.65          (0.27)            (0.03)            (0.30)
  1996         $   13.62         0.32            3.13             3.45          (0.31)            (0.78)            (1.09)
  1997**       $   15.98         0.13(i)          1.77            1.90          (0.14)            (0.91)            (1.05)
BILTMORE SPECIAL VALUES FUND

  1993(a)      $   10.00       (0.002)          0.242             0.24             --                --                --
  1994         $   10.24         0.06           (0.22)           (0.16)         (0.05)            (0.28)            (0.33)
  1995         $    9.75         0.09            2.42             2.51          (0.02)            (0.06)            (0.08)
  1996         $   12.18         0.35            4.13             4.48          (0.08)            (0.91)            (0.99)
  1997**       $   15.67         0.03            1.80             1.83          (0.08)            (1.61)            (1.69)
BILTMORE EMERGING MARKETS FUND

  1995(c)      $   10.00         0.05            0.36             0.41             --                --                --
  1996         $   10.41         0.09(i)          1.20            1.29          (0.03)               --             (0.03)
  1997**       $   11.67         0.07(i)          1.70            1.77          (0.11)               --             (0.11)
BILTMORE BALANCED FUND

  1993(a)      $   10.00         0.19            0.29             0.48          (0.15)               --             (0.15)
  1994         $   10.33         0.35           (0.38)           (0.03)         (0.33)            (0.04)            (0.37)
  1995         $    9.93         0.40            2.13             2.53          (0.38)            (0.16)            (0.54)
  1996         $   11.92         0.38(i)          1.72            2.10          (0.38)            (0.34)            (0.72)
  1997**       $   13.30         0.17(i)          0.49            0.66          (0.17)            (1.44)            (1.61)
BILTMORE FIXED INCOME FUND

  1993(a)      $   10.00         0.31           (0.01)            0.30          (0.30)               --             (0.30)
  1994         $   10.00         0.56           (0.98)           (0.42)         (0.55)            (0.06)            (0.61)
  1995         $    8.97         0.58            0.92             1.50          (0.57)               --             (0.57)
  1996         $    9.90         0.61(i)         (0.09)           0.52          (0.59)               --             (0.59)
  1997**       $    9.83         0.28(i)         (0.27)           0.01          (0.29)               --             (0.29)
BILTMORE SHORT-TERM FIXED INCOME FUND

  1993(a)      $   10.00         0.27           (0.10)            0.17          (0.26)               --             (0.26)
  1994         $    9.91         0.45           (0.33)            0.12          (0.45)               --             (0.45)
  1995         $    9.58         0.59            0.24             0.83          (0.52)               --             (0.52)
  1996         $    9.89         0.56(i)         (0.06)           0.50          (0.60)               --             (0.60)
  1997**       $    9.79         0.25(i)         (0.07)           0.18          (0.25)               --             (0.25)
BILTMORE GEORGIA MUNICIPAL BOND FUND

  1995(c)      $   10.00         0.41            0.96             1.37          (0.41)               --             (0.41)
  1996         $   10.96         0.47            0.05             0.52          (0.47)            (0.01)            (0.48)
  1997**       $   11.00         0.23           (0.14)            0.09          (0.23)            (0.02)            (0.25)
BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND

  1995(c)      $   10.00         0.43            0.99             1.42          (0.43)               --             (0.43)
  1996         $   10.99         0.45            0.09             0.54          (0.45)            (0.05)            (0.50)
  1997**       $   11.03         0.22           (0.12)            0.10          (0.22)            (0.02)            (0.24)
BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND (D)

  9/30/91(e)   $   10.00         0.43            0.17             0.60          (0.43)               --             (0.43)
  9/30/92      $   10.17         0.60            0.36             0.96          (0.60)               --             (0.60)
  9/30/93      $   10.53         0.59            0.74             1.33          (0.59)               --             (0.59)
 11/30/93(f)   $   11.27         0.10           (0.15)           (0.05)         (0.10)               --             (0.10)
  11/30/94     $   11.12         0.56           (1.04)           (0.48)         (0.56)            (0.03)            (0.59)
  11/30/95     $   10.05         0.56            1.10             1.66          (0.56)            (0.10)            (0.66)
  11/30/96     $   11.05         0.55            0.03             0.58          (0.55)            (0.03)            (0.58)
  5/31/97**    $   11.05         0.27           (0.11)            0.16          (0.27)            (0.05)            (0.32)

 * Computed on an annualized basis.

 ** Six months ended May 31, 1997 (unaudited).

 (a) Reflects operations for the period from May 10, 1993 (date of initial public investment) to November 30, 1993.

 (b) Reflects operations for the period from March 28, 1994 (date of initial public investment) to November 30, 1994.

 (c) Reflects operations for the period from December 26, 1994 (date of initial public investment) to November 30, 1995.

 (d) Prior to November 30, 1993 the Fund's year end was September 30.

 (e) Reflects operations for the period from January 11, 1991 (date of initial public investment) to September 30, 1991.

 (f) Reflects operations for the two months ended November 30, 1993.

 (g) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(h) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

 (i) Per share information is based on average shares outstanding.

 (j) On July 22, 1996, the Funds created Class Y Shares for certain institutional investors. Certain of these investors' shares were converted from Class A to Class Y Shares, which accounts for a portion of the decrease in Class A Shares' assets.

 (k) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              THE BILTMORE FUNDS AND THE BILTMORE MUNICIPAL FUNDS
                FINANCIAL HIGHLIGHTS--CLASS A SHARES--CONTINUED

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                 Ratios to Average Net Assets             Net Assets,      Average

               Net Asset                                  Net                            end of period   Commission
Period Ended  Value, end      Total                   Investment      Expense Waiver/         (000          Rate        Portfolio
November 30,   of period    Return(g)    Expenses       Income       Reimbursement(h)     omitted)(j)      Paid(k)    Turnover Rate
-----------------------------------------------------------------------------------------------------------------------------------
BILTMORE EQUITY FUND

  1993(a)      $   10.28         3.68%        0.81%*        2.18%*            0.32%*       $   61,997            --            50%
  1994         $   10.32         3.10%        0.87%         1.98%             0.16%        $   87,022            --            35%
  1995         $   12.71        28.74%        0.90%         1.99%             0.07%        $  130,150            --            65%
  1996         $   14.81        25.56%        0.90%         1.62%             0.15%        $   20,774     $  0.0652            64%
  1997**       $   14.07         9.46%        1.11%*        1.02%*            0.08%*       $   25,776     $  0.0391             9%
BILTMORE QUANTITATIVE EQUITY FUND

  1994(b)      $    9.60        (3.08%)       0.90%*        1.83%*            0.10%*       $   91,979            --            64%
  1995         $   13.11        39.33%        0.87%         1.93%             0.10%        $  121,895            --            63%
  1996         $   15.67        23.74%        0.87%         1.70%             0.15%        $   15,742     $  0.0532            44%
  1997**       $   16.57        12.26%        1.08%*        1.26%*            0.09%*       $   21,419     $  0.0484            33%
BILTMORE EQUITY INDEX FUND

  1993(a)      $   10.47         5.80%        0.43%*        2.54%*            0.12%*       $  149,266            --             9%
  1994         $   10.27         0.56%        0.46%         2.44%             0.08%        $  183,852            --             9%
  1995         $   13.62        36.15%        0.48%         2.39%             0.05%        $  186,841            --            60%
  1996         $   15.98        27.19%        0.48%         2.23%             0.13%        $   18,154     $  0.0137            12%
  1997**       $   16.83        12.87%        0.70%*        1.71%*            0.04%*       $   25,952     $  0.0241            29%
BILTMORE SPECIAL VALUES FUND

  1993(a)      $   10.24         2.40%        1.25%*       (0.03%)*           1.79%*       $   12,072            --            68%
  1994         $    9.75        (1.61%)       1.13%         0.63%             1.09%        $   17,431            --            62%
  1995         $   12.18        25.91%        1.29%         0.80%             0.58%        $   24,093            --            57%
  1996         $   15.67        39.78%        1.21%         0.47%             0.29%        $    6,642     $  0.0650            38%
  1997**       $   15.81        12.88%        1.35%*        0.33%*            0.03%*       $   15,946     $  0.0522            25%
BILTMORE EMERGING MARKETS FUND

  1995(c)      $   10.41         4.10%        1.80%*        0.85%*            0.28%*       $   71,276            --            17%
  1996         $   11.67        12.45%        1.69%         0.73%             0.09%        $    5,488     $  0.0009            30%
  1997**       $   13.33        15.30%        1.72%*        1.07%*            0.00%*       $    7,433     $  0.0003            27%
BILTMORE BALANCED FUND

  1993(a)      $   10.33         4.89%        0.75%*        3.30%*            0.19%*       $  166,271            --            60%
  1994         $    9.93        (0.39%)       0.75%         3.46%             0.17%        $  194,430            --            74%
  1995         $   11.92        26.32%        0.76%         3.58%             0.16%        $  207,421            --           102%
  1996         $   13.30        18.55%        0.76%         3.05%             0.24%        $   18,619     $  0.0545            99%
  1997**       $   12.35         5.88%        0.97%*        2.91%*            0.17%*       $   23,392     $  0.0725            60%
BILTMORE FIXED INCOME FUND

  1993(a)      $   10.00         3.02%        0.68%*        5.44%*            0.19%*       $  140,325            --           149%
  1994         $    8.97        (4.30%)       0.71%         5.90%             0.13%        $  148,751            --           148%
  1995         $    9.90        17.20%        0.74%         6.07%             0.10%        $  169,846            --           155%
  1996         $    9.83         5.51%        0.74%         6.05%             0.18%        $    4,853            --           181%
  1997**       $    9.55         0.14%        0.95%*        5.85%*            0.12%*       $    4,391            --            79%
BILTMORE SHORT-TERM FIXED INCOME FUND

  1993(a)      $    9.91         1.69%        0.58%*        4.78%*            0.22%*       $  154,459            --            73%
  1994         $    9.58         1.27%        0.60%         4.62%             0.18%        $  148,326            --           151%
  1995         $    9.89         8.82%        0.63%         5.83%             0.16%        $  124,720            --           147%
  1996         $    9.79         5.29%        0.63%         5.50%             0.27%        $    1,675            --           145%
  1997**       $    9.72         1.84%        0.84%*        5.13%*            0.20%*       $    2,225            --           146%
BILTMORE GEORGIA MUNICIPAL BOND FUND

  1995(c)      $   10.96        13.93%        0.92%*        4.30%*            1.88%*       $   10,220            --            14%
  1996         $   11.00         4.97%        0.89%         4.40%             1.61%        $    7,531            --            14%
  1997**       $   10.84         0.86%        1.12%*        4.16%*            1.30%*       $    6,668            --            22%
BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND

  1995(c)      $   10.99        14.40%        0.85%*        4.40%*            1.19%*       $   18,679            --            19%
  1996         $   11.03         5.17%        0.84%         4.24%             0.77%        $   13,752            --             7%
  1997**       $   10.89         0.98%        1.05%*        4.00%*            0.50%*       $   11,575            --            12%
BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND (D)

  9/30/91(e)   $   10.17         6.32%        0.82%*        5.73%*            0.86%*       $   21,438            --             0%
  9/30/92      $   10.53         9.73%        0.61%         5.83%             0.73%        $   63,139            --             0%
  9/30/93      $   11.27        13.03%        0.55%         5.46%             0.62%        $   82,674            --             4%
 11/30/93(f)   $   11.12        (0.48%)       0.55%*        5.11%*            0.60%*       $   83,371            --             2%
  11/30/94     $   10.05        (4.52%)       0.60%         5.22%             0.59%        $   75,995            --            23%
  11/30/95     $   11.05        16.97%        0.58%         5.23%             0.55%        $   93,725            --            15%
  11/30/96     $   11.05         5.54%        0.57%         5.10%             0.59%        $   65,981            --            20%
  5/31/97**    $   10.89         1.42%        0.79%*        4.87%*            0.51%*       $   61,890            --             9%

 * Computed on an annualized basis.

 ** Six months ended May 31, 1997 (unaudited).

 (a) Reflects operations for the period from May 10, 1993 (date of initial public investment) to November 30, 1993.

 (b) Reflects operations for the period from March 28, 1994 (date of initial public investment) to November 30, 1994.

 (c) Reflects operations for the period from December 26, 1994 (date of initial public investment) to November 30, 1995.

 (d) Prior to November 30, 1993 the Fund's year end was September 30.

 (e) Reflects operations for the period from January 11, 1991 (date of initial public investment) to September 30, 1991.

 (f) Reflects operations for the two months ended November 30, 1993.

 (g) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(h) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

 (i) Per share information is based on average shares outstanding.

 (j) On July 22, 1996, the Funds created Class Y Shares for certain institutional investors. Certain of these investors' shares were converted from Class A to Class Y Shares, which accounts for a portion of the decrease in Class A Shares' assets.

 (k) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              THE BILTMORE FUNDS AND THE BILTMORE MUNICIPAL FUNDS
                      FINANCIAL HIGHLIGHTS--CLASS B SHARES

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                           Distributions

                                        Net Realized and                                 from Net Realized
                                        Unrealized Gain/                                      Gain on

                                            (Loss) on                                       Investment
                                          Investments,                                     Transactions,

               Net Asset                     Futures                      Distributions  Futures Contracts
                Value,         Net        Contracts and     Total From      from Net        and Foreign

Period Ended   beginning   Investment   Foreign Currency    Investment     Investment        Currency           Total
November 30,   of period     Income       Transactions      Operations       Income        Transactions     Distributions

-------------------------------------------------------------------------------------------------------------------------
BILTMORE EQUITY FUND

  1996(a)      $   12.43         0.02            2.37             2.39          (0.03)              --            (0.03)
  1997**       $   14.79         0.02            1.11             1.13          (0.02)           (1.86)           (1.88)
BILTMORE QUANTITATIVE EQUITY FUND

  1996(a)      $   13.09         0.04            2.56             2.60          (0.04)              --            (0.04)
  1997**       $   15.65         0.05            1.68             1.73          (0.05)           (0.79)           (0.84)
BILTMORE BALANCED FUND

  1996(a)      $   11.68         0.09            1.59             1.68          (0.07)              --            (0.07)
  1997**       $   13.29         0.13            0.48             0.61          (0.13)           (1.44)           (1.57)
BILTMORE FIXED INCOME FUND

  1996(a)      $    9.45         0.15            0.40             0.55          (0.17)              --            (0.17)
  1997**       $    9.83         0.24           (0.28)           (0.04)         (0.25)              --            (0.25)

 * Computed on an annualized basis.

 ** Six months ended May 31, 1997 (unaudited).

 (a) Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              THE BILTMORE FUNDS AND THE BILTMORE MUNICIPAL FUNDS
                FINANCIAL HIGHLIGHTS--CLASS B SHARES--CONTINUED

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                     Ratios to Average Net Assets                             Average

                 Net Asset                                    Net             Expense         Net Assets,   Commission
Period Ended      Value,          Total                   Investment          Waiver/        end of period     Rate
November 30,   end of period    Return(b)    Expenses       Income       Reimbursement(c)    (000 omitted)    Paid(d)

-----------------------------------------------------------------------------------------------------------------------
BILTMORE EQUITY FUND

  1996(a)        $   14.79          19.25%        1.90%*        0.02%*            0.20%*       $     976     $  0.0652
  1997**         $   14.04           8.99%        1.90%*        0.23%*            0.08%*       $   2,197     $  0.0391
BILTMORE QUANTITATIVE EQUITY FUND

  1996(a)        $   15.65          19.90%        1.87%*        0.46%*            0.11%*       $   1,414     $  0.0532
  1997**         $   16.54          11.78%        1.81%*        0.47%*            0.09%*       $   2,984     $  0.0484
BILTMORE BALANCED FUND

  1996(a)        $   13.29          14.47%        1.76%*        1.93%*            0.16%*       $   1,821     $  0.0545
  1997**         $   12.33           5.40%        1.76%*        2.13%*            0.17%*       $   3,784     $  0.0725
BILTMORE FIXED INCOME FUND

  1996(a)        $    9.83           5.83%        1.74%*        5.20%*            0.13%*       $     113            --
  1997**         $    9.54          (0.36%)       1.76%*        5.05%*            0.12%*       $     121            --


                Portfolio
Period Ended    Turnover
November 30,      Rate


------------
BILTMORE EQUITY FUND
  1996(a)              64%
  1997**                9%

BILTMORE QUANTITATIVE EQUITY FUND
  1996(a)              44%
  1997**               33%

BILTMORE BALANCED FUND
  1996(a)              99%
  1997**               60%

BILTMORE FIXED INCOME FUND
  1996(a)             181%
  1997**               79%


 * Computed on an annualized basis.

 ** Six months ended May 31, 1997 (unaudited).

 (a) Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              THE BILTMORE FUNDS AND THE BILTMORE MUNICIPAL FUNDS
                      FINANCIAL HIGHLIGHTS--CLASS Y SHARES

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                        Net Realized and                                 Distributions from
                                        Unrealized Gain/                                  Net Realized Gain

                                            (Loss) on                                       on Investment
                                          Investments,                                      Transactions,

               Net Asset                     Futures                      Distributions   Futures Contracts
                Value,         Net       Contracts, and     Total From      from Net         and Foreign

Period Ended   beginning   Investment   Foreign Currency    Investment     Investment         Currency            Total
November 30,   of period     Income       Transactions      Operations       Income         Transactions      Distributions

---------------------------------------------------------------------------------------------------------------------------
BILTMORE EQUITY FUND

  1996(a)      $   12.43         0.03            2.40             2.43          (0.05)               --             (0.05)
  1997**       $   14.81         0.09            1.11             1.20          (0.08)            (1.86)            (1.94)
BILTMORE QUANTITATIVE EQUITY FUND

  1996(a)      $   13.09         0.04            2.60             2.64          (0.06)               --             (0.06)
  1997**       $   15.67         0.12            1.70             1.82          (0.12)            (0.79)            (0.91)
BILTMORE EQUITY INDEX FUND

  1996(a)      $   13.37         0.09(d)          2.60            2.69          (0.08)               --             (0.08)
  1997**       $   15.98         0.15            1.77             1.92          (0.15)            (0.91)            (1.06)
BILTMORE SPECIAL VALUES FUND

  1996(a)      $   13.62         0.03            2.02             2.05             --                --                --
  1997**       $   15.67         0.04            1.79             1.83          (0.08)            (1.61)            (1.69)
BILTMORE EMERGING MARKETS FUND

  1996(a)      $   11.92         0.01(d)         (0.26)          (0.25)            --                --                --
  1997**       $   11.67         0.08            1.70             1.78          (0.11)               --             (0.11)
BILTMORE BALANCED FUND

  1996(a)      $   11.68         0.08            1.63             1.71          (0.09)               --             (0.09)
  1997**       $   13.30         0.19            0.48             0.67          (0.18)            (1.44)            (1.62)
BILTMORE FIXED INCOME FUND

  1996(a)      $    9.45         0.17            0.40             0.57          (0.19)               --             (0.19)
  1997**       $    9.83         0.29           (0.27)            0.02          (0.30)               --             (0.30)
BILTMORE SHORT-TERM FIXED INCOME FUND

  1996(a)      $    9.67         0.11(d)          0.18            0.29          (0.17)               --             (0.17)
  1997**       $    9.79         0.26           (0.06)            0.20          (0.26)               --             (0.26)
BILTMORE GEORGIA MUNICIPAL BOND FUND

  1996(a)      $   10.71         0.17            0.29             0.46          (0.17)               --             (0.17)
  1997**       $   11.00         0.24           (0.14)            0.10          (0.24)            (0.02)            (0.26)
BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND

  1996(a)      $   10.71         0.16            0.32             0.48          (0.16)               --             (0.16)
  1997**       $   11.03         0.23           (0.12)            0.11          (0.23)            (0.02)            (0.25)
BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND

  1996(a)      $   10.73         0.20            0.32             0.52          (0.20)               --             (0.20)
  1997**       $   11.05         0.28           (0.11)            0.17          (0.28)            (0.05)            (0.33)

 * Computed on an annualized basis.

 ** Six months ended May 31, 1997 (unaudited).

 (a) Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Per share information is based on average shares outstanding.

 (e) On July 22, 1996, the Funds created Class Y Shares for certain institutional investors. Certain of these investors' shares were converted from Class A to Class Y Shares, which accounts for a portion of the decrease in Class A Shares' assets.

 (f) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              THE BILTMORE FUNDS AND THE BILTMORE MUNICIPAL FUNDS
                FINANCIAL HIGHLIGHTS--CLASS Y SHARES--CONTINUED

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                     Ratios to Average Net Assets             Net Assets,      Average

                 Net Asset                                    Net             Expense        end of period   Commission
Period Ended      Value,          Total                   Investment          Waiver/             (000          Rate
November 30,   end of period    Return(b)    Expenses       Income       Reimbursement(c)     omitted)(e)      Paid(f)

------------------------------------------------------------------------------------------------------------------------
BILTMORE EQUITY FUND

  1996(a)        $   14.81          19.57%        0.90%*        0.91%*            0.19%*       $  129,205     $  0.0652
  1997**         $   14.07           9.53%        0.90%*        1.23%*            0.08%*       $  146,475     $  0.0391
BILTMORE QUANTITATIVE EQUITY FUND

  1996(a)        $   15.67          20.19%        0.87%*        1.19%*            0.11%*       $  152,571     $  0.0532
  1997**         $   16.58          12.39%        0.87%*        1.47%*            0.09%*       $  163,511     $  0.0484
BILTMORE EQUITY INDEX FUND

  1996(a)        $   15.98          20.14%        0.48%*        1.92%*            0.06%*       $  213,833     $  0.0137
  1997**         $   16.84          12.94%        0.46%*        1.88%*            0.04%*       $  244,784     $  0.0241
BILTMORE SPECIAL VALUES FUND

  1996(a)        $   15.67          15.05%        1.15%*        1.76%*            0.24%*       $   58,697     $  0.0650
  1997**         $   15.81          12.88%        1.12%*        0.55%*            0.03%*       $   81,298     $  0.0522
BILTMORE EMERGING MARKETS FUND

  1996(a)        $   11.67          (2.10%)       0.63%*        0.45%*            0.13%*       $  123,036     $  0.0009
  1997**         $   13.34          15.39%        1.51%*        1.24%*            0.00%*       $  157,257     $  0.0003
BILTMORE BALANCED FUND

  1996(a)        $   13.30          14.69%        0.76%*        2.85%*            0.16%*       $  235,791     $  0.0545
  1997**         $   12.35           5.94%        0.76%*        3.11%*            0.17%*       $  255,557     $  0.0725
BILTMORE FIXED INCOME FUND

  1996(a)        $    9.83           6.12%        0.75%*        6.33%*            0.14%*       $  175,836            --
  1997**         $    9.55           0.25%        0.74%*        6.06%*            0.12%*       $  179,691            --
BILTMORE SHORT-TERM FIXED INCOME FUND

  1996(a)        $    9.79           3.00%        0.64%*        5.77%*            0.19%*       $  116,138            --
  1997**         $    9.73           2.05%        0.63%*        5.35%*            0.20%*       $  115,484            --
BILTMORE GEORGIA MUNICIPAL BOND FUND

  1996(a)        $   11.00           4.31%        0.89%*        4.84%*            1.57%*       $    6,803            --
  1997**         $   10.84           0.94%        0.92%*        4.38%*            1.30%*       $    7,605            --
BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND

  1996(a)        $   11.03           4.55%        0.84%*        4.16%*            0.65%*       $   28,283            --
  1997**         $   10.89           1.06%        0.85%*        4.21%*            0.49%*       $   37,232            --
BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND

  1996(a)        $   11.05           4.86%        0.57%*        5.56%*            0.54%*       $   36,511            --
  1997**         $   10.89           1.50%        0.58%*        5.08%*            0.51%*       $   38,256            --


                Portfolio
Period Ended    Turnover
November 30,      Rate


------------
BILTMORE EQUITY FUND
  1996(a)              64%
  1997**                9%

BILTMORE QUANTITATIVE EQUITY FUND
  1996(a)              44%
  1997**               33%

BILTMORE EQUITY INDEX FUND
  1996(a)              12%
  1997**               29%

BILTMORE SPECIAL VALUES FUND
  1996(a)              38%
  1997**               25%

BILTMORE EMERGING MARKETS FUND
  1996(a)              30%
  1997**               27%

BILTMORE BALANCED FUND
  1996(a)              99%
  1997**               60%

BILTMORE FIXED INCOME FUND
  1996(a)             181%
  1997**               79%

BILTMORE SHORT-TERM FIXED INCOME FUND
  1996(a)             145%
  1997**              146%

BILTMORE GEORGIA MUNICIPAL BOND FUND
  1996(a)              14%
  1997**               22%

BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND
  1996(a)               7%

  1997**               12%
BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND
  1996(a)              20%

  1997**                9%

 * Computed on an annualized basis.

 ** Six months ended May 31, 1997 (unaudited).

 (a) Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Per share information is based on average shares outstanding.

 (e) On July 22, 1996, the Funds created Class Y Shares for certain institutional investors. Certain of these investors' shares were converted from Class A to Class Y Shares, which accounts for a portion of the decrease in Class A Shares' assets.

 (f) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               THE BILTMORE FUNDS
                          THE BILTMORE MUNICIPAL FUNDS

                     COMBINED NOTES TO FINANCIAL STATEMENTS

                            MAY 31, 1997 (UNAUDITED)

(1) ORGANIZATION

The Biltmore Funds and The Biltmore Municipal Funds (individually referred to as the "Trust" or collectively as the "Trusts") are registered under the Investment Company Act of 1940, as amended (the "Act") as open-end management investment companies. The Trusts consist of fifteen portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

                              THE BILTMORE FUNDS*


                 Portfolio Name                                           Investment Objective
Biltmore Equity Fund ("Equity Fund")              To produce growth of principal and income.
Biltmore Quantitative Equity Fund                 To provide growth of principal and income.
("Quantitative Equity Fund")

Biltmore                                          Equity Index Fund
                                                  ("Equity Index
                                                  Fund") To provide a
                                                  total return that
                                                  approximates that of
                                                  the stock market as
                                                  measured by the S&P
                                                  500 Index.

Biltmore Special Values Fund ("Special            To produce growth of principal.
Values Fund")
Biltmore Emerging Markets Fund                    To produce long-term capital appreciation.

("Emerging Markets Fund")

Biltmore Balanced Fund ("Balanced Fund") To provide long-term growth of principal and current income. Biltmore Fixed Income Fund ("Fixed
Income Fund") To seek a high level of total return. Biltmore
Short-Term Fixed Income Fund To produce a high level of current income with a minimum of principal ("Short-Term Fixed Income Fund") volatility.

                          THE BILTMORE MUNICIPAL FUNDS


                 Portfolio Name                                           Investment Objective
Biltmore Georgia Municipal Bond Fund ("Georgia    To provide current income which is exempt from federal regular income
Municipal Bond Fund")**                           tax and the personal income taxes imposed by the State of Georgia.
Biltmore North Carolina Municipal Bond Fund       To provide current income which is exempt from federal regular income
("North Carolina Municipal Bond Fund")**          tax and the income tax imposed by the State of North Carolina.
Biltmore South Carolina Municipal Bond Fund       To provide current income which is exempt from federal regular income
("South Carolina Municipal Bond Fund")**          tax and South Carolina state income taxes.

 * In addition, The Biltmore Funds offers the following money market portfolios, each having distinctive investment objectives and policies: Biltmore Money Market Fund, Biltmore Prime Cash Management Fund, Biltmore Tax-Free Money Market Fund, and Biltmore U.S. Treasury Money Market Fund. The financial statements of the money market portfolios are presented separately.

** Non-diversified portfolio.

Effective July 22, 1996, the Funds designated the existing share class as Class A Shares.

Also on July 22, 1996, the Funds added Class Y Shares. In addition, Equity Fund, Quantitative Equity Fund, Balanced Fund and Fixed Income Fund added Class B Shares on July 22, 1996.

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               THE BILTMORE FUNDS
                          THE BILTMORE MUNICIPAL FUNDS

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the latest bid prices as furnished by an independent pricing service. Listed equity securities and investments in closed-end investment companies are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into US dollars at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined.

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Boards of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded after the ex-dividend date based upon when the Fund is reasonably able to obtain information.

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     Withholding taxes on foreign interest and dividends have been provided for in accordance with the Emerging Markets Fund's understanding of the applicable country's tax rules and rates.

     At November 30, 1996, the Funds listed below, for federal tax purposes, had capital loss carryforwards, as noted, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.


                                         Total         Amount       Amount        Amount       Amount
                                     Capital Loss     Expiring     Expiring      Expiring     Expiring

Fund                                 Carryforward     In 2001      In 2002       In 2003      In 2004
Fixed Income Fund                    $   3,203,415           --  $  1,946,168  $  1,257,247          --
Short-Term Fixed Income Fund         $   4,001,614   $  493,199  $  2,790,650  $    250,580  $  467,185


     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               THE BILTMORE FUNDS
                          THE BILTMORE MUNICIPAL FUNDS

     that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering their shares, have been deferred and are being amortized over a period not to exceed five years from each Fund's commencement date.

     FUTURES CONTRACTS--The Funds listed below purchase stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Funds listed below are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Funds receive from or pay to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Funds recognize a realized gain or loss.

     For the period ended May 31, 1997, the following Funds had realized gains/losses on futures contracts as follows:


                                                                          Realized Gain (Loss)

Fund                                                                      on Futures Contracts
Equity Fund                                                                  $      794,615
Quantitative Equity Fund                                                     $    1,209,067
Equity Index Fund                                                            $    3,945,805
Balanced Fund                                                                $    1,631,357

     Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

     At May 31, 1997, the Funds had outstanding futures contracts as set forth below:

     EQUITY FUND


                            Contracts to                        Unrealized

 Expiration Date           Deliver/Receive         Position    Appreciation

      June 1997     39 S&P 500 Index Futures       Long        $  1,113,660

     QUANTITATIVE EQUITY FUND


                            Contracts to                        Unrealized

 Expiration Date           Deliver/Receive         Position    Appreciation

      June 1997     32 S&P 500 Index Futures       Long        $    796,442

     EQUITY INDEX FUND


                            Contracts to                        Unrealized

 Expiration Date           Deliver/Receive         Position    Appreciation

      June 1997     73 S&P 500 Index Futures       Long        $  1,974,270

     BALANCED FUND


                            Contracts to                        Unrealized

 Expiration Date           Deliver/Receive         Position    Appreciation

      June 1997     34 S&P 500 Index Futures       Long        $    848,468

     FOREIGN EXCHANGE CONTRACTS--Emerging Markets Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked to market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               THE BILTMORE FUNDS
                          THE BILTMORE MUNICIPAL FUNDS

     transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At May 31, 1997, Emerging Markets Fund had no outstanding foreign currency contracts.

     FOREIGN CURRENCY TRANSLATION--The accounting records of Emerging Markets Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee. Additional information on each restricted security held by Emerging Markets Fund at May 31, 1997 is as follows:


Security                                                                   Acquisition Dates     Acquisition Cost
Acer, Inc., GDR                                                                 3/29/96            $    170,000
Banque Libanaise Pour Le Commerce, Class B, GDR                                 12/11/96                472,000
Banque Maroc du Commerce Exterieur, GDR                                         3/10/97                 701,100
Borsodchem RT, GDR                                                              2/15/96                  49,800
Gedeon Richter, Ltd., GDR                                                  11/10/95-11/26/96            394,754
Hellenic Telecommunications Organization                                    7/8/96-11/15/96             290,415
Hindalco Industries Ltd., GDR                                               6/21/95-10/4/95             159,375
MOL Magyar Olaj, GDR                                                             5/7/97                 243,750
State Bank of India, GDR                                                        10/3/96                 283,000
Steel Authority of India Ltd., GDR                                               3/7/96                 129,750
Telecel--Comunicacoes Pessoai                                               12/10/96-5/2/97             327,483
Venepal, Class B, GDR                                                      10/24/96-11/26/96            365,565

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               THE BILTMORE FUNDS
                          THE BILTMORE MUNICIPAL FUNDS

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust of both The Biltmore Funds and The Biltmore Municipal Funds permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:


                                         Equity Fund                                     Quantitative Equity Fund

                     ----------------------------------------------------  ----------------------------------------------------
                         Six Months Ended              Year Ended              Six Months Ended              Year Ended
                           May 31, 1997            November 30, 1996             May 31, 1997            November 30, 1996

CLASS A SHARES         Shares      Dollars       Shares        Dollars       Shares      Dollars       Shares        Dollars

-------------------------------------------------------------------------------------------------------------------------------
Shares sold             334,308  $  4,441,115    3,573,564  $  46,093,419     302,462  $  4,641,870    2,247,495  $  30,400,863
Shares issued to
shareholders in
payment of
distributions
declared                217,602     2,762,788      648,674      7,928,297      61,719       901,005      280,873      3,632,489
Shares redeemed        (122,279)   (1,635,272) (13,058,201)  (177,023,298)    (76,267)   (1,179,063) (10,818,173)  (154,534,825)
                     ----------  ------------  -----------  -------------  ----------  ------------  -----------  -------------
 Net change

 resulting from

 Class A Shares

 transactions           429,631  $  5,568,631   (8,835,963) $(123,001,582)    287,914  $  4,363,812   (8,289,805) $(120,501,473)
                     ----------  ------------  -----------  -------------  ----------  ------------  -----------  -------------


                         Six Months Ended             Period Ended             Six Months Ended             Period Ended
                           May 31, 1997           November 30, 1996**            May 31, 1997           November 30, 1996**

CLASS B SHARES         Shares      Dollars       Shares        Dollars       Shares      Dollars       Shares        Dollars

-------------------------------------------------------------------------------------------------------------------------------
Shares sold              84,969  $  1,125,031       68,238  $     938,331      88,082  $  1,357,264       90,413  $   1,298,561
Shares issued to
shareholders in
payment of
distributions
declared                 10,783       136,862           38            519       5,619        81,925          100          1,415
Shares redeemed          (5,256)      (68,904)      (2,290)       (31,569)     (3,657)      (55,834)        (151)        (2,206)
                     ----------  ------------  -----------  -------------  ----------  ------------  -----------  -------------
 Net change

 resulting from

 Class B Shares

 transactions            90,496     1,192,989       65,986  $     907,281      90,044  $  1,383,355       90,362  $   1,297,770
                     ----------  ------------  -----------  -------------  ----------  ------------  -----------  -------------


                         Six Months Ended             Period Ended             Six Months Ended             Period Ended
                           May 31, 1997           November 30, 1996**            May 31, 1997           November 30, 1996**

CLASS Y SHARES         Shares      Dollars       Shares        Dollars       Shares      Dollars       Shares        Dollars

-------------------------------------------------------------------------------------------------------------------------------
Shares sold           2,093,881  $ 27,766,619   10,334,286  $ 142,661,992     654,392  $ 10,072,294    9,959,050  $ 143,121,979
Shares issued to
shareholders in
payment of
distributions
declared              1,007,312    12,789,315       23,469        316,602     543,509     7,934,665       35,172        496,978
Shares redeemed      (1,416,692)  (18,564,568)  (1,632,543)   (22,207,257) (1,072,395)  (16,434,355)    (256,357)    (3,828,577)
                     ----------  ------------  -----------  -------------  ----------  ------------  -----------  -------------
 Net change

 resulting from

 Class Y Shares

 transactions         1,684,501  $ 21,991,366    8,725,212  $ 120,771,337     125,506  $  1,572,604    9,737,865  $ 139,790,380
                     ----------  ------------  -----------  -------------  ----------  ------------  -----------  -------------
 Net change
 resulting from
 fund shares

 transactions         2,204,628  $ 28,752,986      (44,765) $  (1,322,964)    503,464  $  7,319,971    1,538,422  $  20,586,677
                     ----------  ------------  -----------  -------------  ----------  ------------  -----------  -------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               THE BILTMORE FUNDS
                          THE BILTMORE MUNICIPAL FUNDS


                                      Equity Index Fund                                    Special Values Fund

                     ----------------------------------------------------  ----------------------------------------------------
                         Six Months Ended              Year Ended              Six Months Ended              Year Ended
                           May 31, 1997            November 30, 1996             May 31, 1997            November 30, 1996

CLASS A SHARES         Shares      Dollars       Shares        Dollars       Shares      Dollars       Shares        Dollars

-------------------------------------------------------------------------------------------------------------------------------
Shares sold             499,230  $  7,772,524    4,245,012  $  58,360,015     607,202  $  9,205,888    2,051,670  $  28,299,705
Shares issued to
shareholders in
payment of
distributions
declared                 79,719     1,221,632    1,080,710     14,197,673      55,077       784,291      163,047      1,868,520
Shares redeemed        (173,247)   (2,729,921) (17,907,828)  (256,433,877)    (77,282)   (1,174,004)  (3,768,276)   (55,765,196)
                     ----------  ------------  -----------  -------------  ----------  ------------  -----------  -------------
 Net change

 resulting from

 Class A Shares

 transactions           405,702  $  6,264,235  (12,582,106) $(183,876,189)    584,997  $  8,816,175   (1,553,559) $ (25,596,971)
                     ----------  ------------  -----------  -------------  ----------  ------------  -----------  -------------


                         Six Months Ended             Period Ended             Six Months Ended             Period Ended
                           May 31, 1997           November 30, 1996**            May 31, 1997           November 30, 1996**

CLASS Y SHARES         Shares      Dollars       Shares        Dollars       Shares      Dollars       Shares        Dollars

-------------------------------------------------------------------------------------------------------------------------------
Shares sold           2,176,306  $ 33,303,993   14,081,776  $ 204,392,991   1,311,024  $ 19,814,715    3,761,852  $  55,994,595
Shares issued to
shareholders in
payment of
distributions
declared                948,243    14,251,452       69,106        993,742     264,487     3,766,298           --             --
Shares redeemed      (1,964,908)  (30,252,367)    (772,944)   (11,455,108)   (177,031)   (2,656,181)     (17,001)      (253,468)
                     ----------  ------------  -----------  -------------  ----------  ------------  -----------  -------------
 Net change

 resulting from

 Class Y Shares

 transactions         1,159,641  $ 17,303,078   13,377,938  $ 193,931,625   1,398,480  $ 20,924,832    3,744,851  $  55,741,127
                     ----------  ------------  -----------  -------------  ----------  ------------  -----------  -------------
 Net change
 resulting from
 fund shares

 transactions         1,565,343  $ 23,567,313      795,832  $  10,055,436   1,983,477  $ 29,741,007    2,191,292  $  30,144,156
                     ----------  ------------  -----------  -------------  ----------  ------------  -----------  -------------

                                    Emerging Markets Fund                                     Balanced Fund

                     ----------------------------------------------------  ----------------------------------------------------
                         Six Months Ended              Year Ended              Six Months Ended              Year Ended
                           May 31, 1997            November 30, 1996             May 31, 1997            November 30, 1996

CLASS A SHARES         Shares      Dollars       Shares        Dollars       Shares      Dollars       Shares        Dollars

-------------------------------------------------------------------------------------------------------------------------------
Shares sold             180,904  $  2,252,936    3,906,620  $  45,872,322     429,793  $  5,125,230    4,734,155  $  56,693,222
Shares issued to
shareholders in
payment of
distributions
declared                  4,411        51,046        9,503         99,884     196,062     2,267,865      933,946     10,904,370
Shares redeemed         (97,910)   (1,184,963) (10,296,117)  (121,538,320)   (131,834)   (1,573,884) (21,667,531)  (267,918,591)
                     ----------  ------------  -----------  -------------  ----------  ------------  -----------  -------------
 Net change

 resulting from

 Class A Shares

 transactions            87,405  $  1,119,019   (6,379,994) $ (75,566,114)    494,021  $  5,819,211  (15,999,430) $(200,320,999)
                     ----------  ------------  -----------  -------------  ----------  ------------  -----------  -------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               THE BILTMORE FUNDS
                          THE BILTMORE MUNICIPAL FUNDS


                               Emerging Markets Fund continued                           Balanced Fund continued

                     ----------------------------------------------------  ----------------------------------------------------
                         Six Months Ended             Period Ended             Six Months Ended             Period Ended
                           May 31, 1997           November 30, 1996**            May 31, 1997           November 30, 1996**

CLASS B SHARES         Shares      Dollars       Shares        Dollars       Shares      Dollars       Shares        Dollars

-------------------------------------------------------------------------------------------------------------------------------
Shares sold                  --  $         --           --  $          --     159,458  $  1,906,737      138,824  $   1,742,415
Shares issued to
shareholders in
payment of
distributions
declared                     --            --           --             --      21,986       254,526          199          2,452
Shares redeemed              --            --           --             --     (11,710)     (137,424)      (1,945)       (24,476)
                     ----------  ------------  -----------  -------------  ----------  ------------  -----------  -------------
 Net change

 resulting from

 Class B Shares

 transactions                --  $         --           --  $          --     169,734  $  2,023,839      137,078  $   1,720,391
                     ----------  ------------  -----------  -------------  ----------  ------------  -----------  -------------


                         Six Months Ended             Period Ended             Six Months Ended             Period Ended
                           May 31, 1997           November 30, 1996**            May 31, 1997           November 30, 1996**

CLASS Y SHARES         Shares      Dollars       Shares        Dollars       Shares      Dollars       Shares        Dollars

-------------------------------------------------------------------------------------------------------------------------------
Shares sold           1,598,581  $ 19,565,648   10,575,616  $ 124,884,916   2,863,392  $ 34,114,933   18,394,067  $ 229,263,647
Shares issued to
shareholders in
payment of
distributions
declared                 27,265       315,464           --             --   2,360,317    27,302,980      116,320      1,430,732
Shares redeemed        (375,796)   (4,637,620)     (37,203)      (437,260) (2,271,545)  (26,877,397)    (777,484)    (9,783,760)
                     ----------  ------------  -----------  -------------  ----------  ------------  -----------  -------------
 Net change

 resulting from

 Class Y Shares

 transactions         1,250,050  $ 15,243,492   10,538,413  $ 124,447,656   2,952,164  $ 34,540,516   17,732,903  $ 220,910,619
                     ----------  ------------  -----------  -------------  ----------  ------------  -----------  -------------
 Net change
 resulting from
 fund shares

 transactions         1,337,455  $ 16,362,511    4,158,419  $  48,881,542   3,615,919  $ 42,383,566    1,870,551  $  22,310,011
                     ----------  ------------  -----------  -------------  ----------  ------------  -----------  -------------

                                      Fixed Income Fund                                Short-Term Fixed Income Fund

                     ----------------------------------------------------  ----------------------------------------------------
                         Six Months Ended              Year Ended              Six Months Ended              Year Ended
                           May 31, 1997            November 30, 1996             May 31, 1997            November 30, 1996

CLASS A SHARES         Shares      Dollars       Shares        Dollars       Shares      Dollars       Shares        Dollars

-------------------------------------------------------------------------------------------------------------------------------
Shares sold             129,272  $  1,238,839    6,715,943  $  64,981,743      60,924  $    593,574    1,790,753  $  17,444,566
Shares issued to
shareholders in
payment of
distributions
declared                 10,605       101,434      660,839      6,370,033       4,262        41,392      596,490      5,812,653
Shares redeemed        (173,726)   (1,689,958) (24,034,268)  (231,527,214)     (7,592)      (73,897) (14,822,145)  (144,192,757)
                     ----------  ------------  -----------  -------------  ----------  ------------  -----------  -------------
 Net change

 resulting from

 Class A Shares

 transactions           (33,849) $   (349,685) (16,657,486) $(160,175,438)     57,594  $    561,069  (12,434,902) $(120,935,538)
                     ----------  ------------  -----------  -------------  ----------  ------------  -----------  -------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               THE BILTMORE FUNDS
                          THE BILTMORE MUNICIPAL FUNDS


                                 Fixed Income Fund continued                      Short-Term Fixed Income Fund continued

                     ----------------------------------------------------  ----------------------------------------------------
                         Six Months Ended             Period Ended             Six Months Ended             Period Ended
                           May 31, 1997           November 30, 1996**            May 31, 1997           November 30, 1996**

CLASS B SHARES         Shares      Dollars       Shares        Dollars       Shares      Dollars       Shares        Dollars

-------------------------------------------------------------------------------------------------------------------------------
Shares sold               1,148  $     10,873       11,286  $     108,503          --            --           --             --
Shares issued to
shareholders in
payment of
distributions
declared                    314         3,002          173          1,660          --            --           --             --
Shares redeemed            (248)       (2,336)          --             --          --            --           --             --
                     ----------  ------------  -----------  -------------  ----------  ------------  -----------  -------------
 Net change

 resulting from

 Class B Shares

 transactions             1,214  $     11,539       11,459  $     110,163          --            --           --             --
                     ----------  ------------  -----------  -------------  ----------  ------------  -----------  -------------


                         Six Months Ended             Period Ended             Six Months Ended             Period Ended
                           May 31, 1997           November 30, 1996**            May 31, 1997           November 30, 1996**

CLASS Y SHARES         Shares      Dollars       Shares        Dollars       Shares      Dollars       Shares        Dollars

-------------------------------------------------------------------------------------------------------------------------------
Shares sold           3,562,190  $ 34,198,853   18,920,202  $ 182,149,767   1,381,990  $ 13,480,204   12,375,109  $ 120,492,401
Shares issued to
shareholders in
payment of
distributions
declared                401,620     3,842,627      185,028      1,776,010     311,899     3,029,601      142,721      1,387,283
Shares redeemed      (3,032,275)  (29,014,598)  (1,212,034)   (11,707,854) (1,685,303)  (16,389,582)    (653,343)    (6,369,350)
                     ----------  ------------  -----------  -------------  ----------  ------------  -----------  -------------
 Net change

 resulting from

 Class Y Shares

 transactions           931,535  $  9,026,882   17,893,196  $ 172,217,923       8,586  $    120,223   11,864,487  $ 115,510,334
                     ----------  ------------  -----------  -------------  ----------  ------------  -----------  -------------
 Net change
 resulting from
 fund shares

 transactions           898,900  $  8,688,736    1,247,169  $  12,152,648      66,180  $    681,292     (570,415) $  (5,425,204)
                     ----------  ------------  -----------  -------------  ----------  ------------  -----------  -------------

                                 Georgia Municipal Bond Fund                        North Carolina Municipal Bond Fund

                     ----------------------------------------------------  ----------------------------------------------------
                         Six Months Ended              Year Ended              Six Months Ended              Year Ended
                           May 31, 1997            November 30, 1996             May 31, 1997            November 30, 1996

CLASS A SHARES         Shares      Dollars       Shares        Dollars       Shares      Dollars       Shares        Dollars

-------------------------------------------------------------------------------------------------------------------------------
Shares sold              35,809  $    386,678      560,134  $   6,056,816     149,717  $  1,619,303    2,169,547  $  23,350,755
Shares issued to
shareholders in
payment of
distributions
declared                 10,111       109,296       27,478        297,430      18,465       200,150       53,359        578,075
Shares redeemed        (115,859)   (1,251,939)    (835,094)    (9,088,233)   (352,643)   (3,823,239)  (2,674,655)   (29,234,426)
                     ----------  ------------  -----------  -------------  ----------  ------------  -----------  -------------
 Net change

 resulting from

 Class A Shares

 transactions           (69,939) $   (755,965)    (247,482) $  (2,733,987)   (184,461) $ (2,003,786)    (451,749) $  (5,305,596)
                     ----------  ------------  -----------  -------------  ----------  ------------  -----------  -------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               THE BILTMORE FUNDS
                          THE BILTMORE MUNICIPAL FUNDS


                            Georgia Municipal Bond Fund continued              North Carolina Municipal Bond Fund continued

                     ----------------------------------------------------  ----------------------------------------------------
                         Six Months Ended             Period Ended             Six Months Ended             Period Ended
                           May 31, 1997           November 30, 1996**            May 31, 1997           November 30, 1996**

CLASS Y SHARES         Shares      Dollars       Shares        Dollars       Shares      Dollars       Shares        Dollars

-------------------------------------------------------------------------------------------------------------------------------
Shares sold             161,053  $  1,745,609      618,468  $   6,747,412     967,537  $ 10,487,677    2,567,467  $  28,088,051
Shares issued to
shareholders in
payment of
distributions
declared                  1,853        20,042          113          1,250       5,101        55,344          176          1,943
Shares redeemed         (80,249)     (866,160)          --             --    (119,299)   (1,291,454)      (2,814)       (30,872)
                     ----------  ------------  -----------  -------------  ----------  ------------  -----------  -------------
 Net change

 resulting from

 Class Y Shares

 transactions            82,657  $    899,491      618,581  $   6,748,662     853,339  $  9,251,567    2,564,829  $  28,059,122
                     ----------  ------------  -----------  -------------  ----------  ------------  -----------  -------------
 Net change
 resulting from
 fund shares

 transactions            12,718  $    143,526      371,099  $   4,014,675     668,878  $  7,247,781    2,113,080  $  22,753,526
                     ----------  ------------  -----------  -------------  ----------  ------------  -----------  -------------

                              South Carolina Municipal Bond Fund

                     ----------------------------------------------------
                         Six Months Ended              Year Ended
                           May 31, 1997            November 30, 1996

CLASS A SHARES         Shares      Dollars       Shares        Dollars

-------------------------------------------------------------------------
Shares sold             296,208  $  3,214,366    2,016,192  $  21,951,155
Shares issued to
shareholders in
payment of
distributions
declared                 90,596       981,911      197,897      2,151,141
Shares redeemed        (677,567)   (7,363,770)  (4,721,556)   (51,567,032)
                     ----------  ------------  -----------  -------------
 Net change

 resulting from

 Class A Shares

 transactions          (290,763) $ (3,167,493)  (2,507,467) $ (27,464,736)
                     ----------  ------------  -----------  -------------


                         Six Months Ended             Period Ended
                           May 31, 1997           November 30, 1996**

CLASS Y SHARES         Shares      Dollars       Shares        Dollars

-------------------------------------------------------------------------
Shares sold             422,355  $  4,587,660    3,322,198  $  36,432,281
Shares issued to
shareholders in
payment of
distributions
declared                  8,792        95,416          683          7,559
Shares redeemed        (223,528)   (2,434,191)     (17,589)      (193,563)
                     ----------  ------------  -----------  -------------
 Net change

 resulting from

 Class Y Shares

 transactions           207,619  $  2,248,885    3,305,292  $  36,246,277
                     ----------  ------------  -----------  -------------
 Net change
 resulting from
 fund shares

 transactions           (83,144) $   (918,608)     797,825  $   8,781,541
                     ----------  ------------  -----------  -------------

** For the period from July 22, 1996 (date of initial public investment) to November 30, 1996.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               THE BILTMORE FUNDS
                          THE BILTMORE MUNICIPAL FUNDS

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Wachovia Asset Management, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets as listed below. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.


Fund                                                    Annual Rate
Equity Fund                                                0.70%
Quantitative Equity Fund                                   0.70%
Equity Index Fund                                          0.30%
Special Values Fund                                        0.80%
Emerging Markets Fund                                      1.00%
Balanced Fund                                              0.70%
Fixed Income Fund                                          0.60%
Short-Term Fixed Income Fund                               0.55%
Georgia Municipal Bond Fund                                0.75%
North Carolina Municipal Bond Fund                         0.75%
South Carolina Municipal Bond Fund                         0.75%

SUB ADVISORY FEE--The Adviser has entered into a sub-advisory agreement with Twin Capital Management, Inc. (the "Sub-Adviser"). The Sub-Adviser furnishes certain advisory services to the Adviser for Quantitative Equity Fund, including investment research, quantitative analysis, statistical and other factual information, and recommendations based on the Sub-Adviser's analysis, and assists the Adviser in identifying securities for potential purchase and/or sale. The Sub-Adviser is entitled to receive an annual fee of $55,000, payable by the Adviser. The Sub-Adviser may elect to waive some or all of its fee.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trusts for the period. The Administrative Fee during any fiscal year for the Funds shall aggregate at least $75,000.

DISTRIBUTION SERVICES FEE--Equity Fund, Quantitative Equity Fund, Balanced Fund, and Fixed Income Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from their respective net assets to finance certain activities intended to result in the sale of Class B Shares. The Plan provides that each Fund may incur distribution expenses up to 0.75% of the average daily net assets of each Fund's Class B Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. The distributor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with FAS, the Fund will pay FAS up to 0.25% of average daily net assets of each Fund's Class A Shares and Class B Shares for the period. The fee paid to FAS is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ, through its subsidiary, FAS, maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses. FAS may voluntarily choose to waive any portion of its fee.

CUSTODIAN FEES--Wachovia Bank, N.A. is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses were borne initially by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five year period following the effective date of each Fund. For the period ended May 31, 1997, the Funds did not make any reimbursements to FAS.

GENERAL--Certain of the Officers of the Trusts are Officers and Directors or Trustees of the above companies.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               THE BILTMORE FUNDS
                          THE BILTMORE MUNICIPAL FUNDS

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1997, were as follows:


Fund                                          Purchases          Sales
Equity Fund                                $    11,778,534  $    67,123,566
Quantitative Equity Fund                   $    54,391,210  $    55,237,301
Equity Index Fund                          $    73,892,397  $    62,577,180
Special Values Fund                        $    36,792,566  $    19,445,138
Emerging Markets Fund                      $    49,901,402  $    38,426,416
Balanced Fund                              $   168,062,512  $   153,065,726
Fixed Income Fund                          $   149,532,449  $   140,153,859
Short-Term Fixed Income Fund               $   173,917,010  $   169,619,649
Georgia Municipal Bond Fund                $     3,001,137  $     3,096,130
North Carolina Municipal Bond Fund         $    10,032,687  $     5,145,213
South Carolina Municipal Bond Fund         $     8,407,155  $    11,445,059

(6) CONCENTRATION OF CREDIT RISK

Since The Biltmore Municipal Funds invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at May 31, 1997, the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies, as indicated below. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency is also indicated below.


                                                                         % of Portfolio      % of Portfolio Backed by

Fund                                                                   Guaranteed/Insured    Largest Guarantor/Insurer
Georgia Municipal Bond Fund                                                   54%                       19%
North Carolina Municipal Bond Fund                                            40%                       23%
South Carolina Municipal Bond Fund                                            60%                       28%

Emerging Markets Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               THE BILTMORE FUNDS
                          THE BILTMORE MUNICIPAL FUNDS

(7) SUBSEQUENT EVENT

Effective July 31, 1997, the Trusts and the Funds will change their names as follows:


CURRENT TRUST NAME                                          NEW TRUST NAME
The Biltmore Funds                                          The Wachovia Funds
CURRENT PORTFOLIO NAME                                      NEW PORTFOLIO NAME
Biltmore Equity Fund                                        Wachovia Equity Fund
Biltmore Quantitative Equity Fund                           Wachovia Quantitative Equity Fund
Biltmore Equity Index Fund                                  Wachovia Equity Index Fund
Biltmore Special Values Fund                                Wachovia Special Values Fund
Biltmore Emerging Markets Fund                              Wachovia Emerging Markets Fund
Biltmore Balanced Fund                                      Wachovia Balanced Fund
Biltmore Fixed Income Fund                                  Wachovia Fixed Income Fund
Biltmore Short-Term Fixed Income Fund                       Wachovia Short-Term Fixed Income Fund
Biltmore Money Market Fund                                  Wachovia Money Market Fund
Biltmore Tax-Free Money Market Fund                         Wachovia Tax-Free Money Market Fund
Biltmore U.S. Treasury Money Market Fund                    Wachovia U.S. Treasury Money Market Fund
Biltmore Prime Cash Management Fund                         Wachovia Prime Cash Management Fund
CURRENT TRUST NAME                                          NEW TRUST NAME
The Biltmore Municipal Funds                                The Wachovia Municipal Funds
CURRENT PORTFOLIO NAME                                      NEW PORTFOLIO NAME
Biltmore Georgia Municipal Bond Fund                        Wachovia Georgia Municipal Bond Fund
Biltmore North Carolina Municipal Bond Fund                 Wachovia North Carolina Municipal Bond Fund
Biltmore South Carolina Municipal Bond Fund                 Wachovia South Carolina Municipal Bond Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES                                               OFFICERS


James A. Hanley                                           John W. McGonigle
Samuel E. Hudgins                                         President and Treasurer
J. Berkley Ingram, Jr.                                    Charles L. Davis, Jr.
D. Dean Kaylor                                            Vice President and Assistant Treasurer
Charles S. Way, Jr.                                       Peter J. Germain
                                                          Secretary

                              Gail Cagney

                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectuses which contain facts concerning their investment objectives and policies, management fees, expenses and other information.

Federated Securities Corp.
is the distributor of the funds.

831-27 (7/97)                                              G01715-01 (7/97)